UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04033

Sit Mutual Funds II, Inc.

(Exact name of registrant as specified in charter)

3300 IDS Center
80 South Eighth Street
Minneapolis, MN 55402
(Address of principal executive offices)

Paul E. Rasmussen, VP Treasurer
Sit Mutual Funds, Inc.
3300 IDS Center
80 South Eighth Street
Minneapolis, MN 55402
(Name and address of agent for service)

Copy to:
Mike Radmer, Esq.
Dorsey & Whitney
Suite 1500
50 South Sixth Street
Minneapolis, MN 55402-1498

Registrant's telephone number, including area code:
(612) 334-5888

Date of fiscal year end: March 31, 2008

Date of reporting period: September 30, 2007

Item 1: Reports to Stockholders

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04032

Sit Money Market Fund, Inc.

(Exact name of registrant as specified in charter)

3300 IDS Center
80 South Eighth Street
Minneapolis, MN 55402
(Address of principal executive offices)

Paul E. Rasmussen, VP Treasurer
Sit Mutual Funds, Inc.
3300 IDS Center
80 South Eighth Street
Minneapolis, MN 55402
(Name and address of agent for service)

Copy to:
Mike Radmer, Esq.
Dorsey & Whitney
Suite 1500
50 South Sixth Street
Minneapolis, MN 55402-1498

Registrant's telephone number, including area code:
(612) 334-5888

Date of fiscal year end: March 31, 2008

Date of reporting period: September 30, 2007

Item 1: Reports to Stockholders

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04995

Sit U.S. Government Securities Fund, Inc.

(Exact name of registrant as specified in charter)

3300 IDS Center
80 South Eighth Street
Minneapolis, MN 55402
(Address of principal executive offices)

Paul E. Rasmussen, VP Treasurer
Sit Mutual Funds, Inc.
3300 IDS Center
80 South Eighth Street
Minneapolis, MN 55402
(Name and address of agent for service)

Copy to:
Mike Radmer, Esq.
Dorsey & Whitney
Suite 1500
50 South Sixth Street
Minneapolis, MN 55402-1498

Registrant's telephone number, including area code:
(612) 334-5888

Date of fiscal year end: March 31, 2008

Date of reporting period: September 30, 2007

Item 1: Reports to Stockholders

Sit Mutual Funds
Bond Funds
Semi-Annual Report

September 30, 2007

Money Market Fund

U.S. Government Securities Fund

Tax-Free Income Fund

Minnesota Tax-Free Income Fund

Sit Investment Associates

Sit Mutual Funds

Sit Mutual Funds
BOND FUNDS SEMI-ANNUAL REPORT
TABLE OF CONTENTS



Sit Mutual Funds

Six Months Ended September 30, 2007

Chairman's Letter

Dear fellow shareholders:

The yield curve steepened during the six-month period ended September 30, 2007 as short-term interest rates fell approximately 1.25% while intermediate and longer-term rates finished the period mostly unchanged despite much volatility.

Uncertainty was reflected in the inverted yield curve environment at the beginning of the period. Signs of economic strength caused the yield curve to flatten during the second calendar quarter as investors lowered their expectations for Fed ease and yields on intermediate and longer term U.S. Treasury yields rose to well over 5.0% and 5.25%, respectively, in mid-June. The rising yield trend reversed later in the month as weak housing data and increased terrorism fears caused investors to seek out safety in Treasury securities.

The third quarter saw a further dramatic shift in yields as the broader-than-expected fallout from the subprime mortgage crisis caused Treasuries to rally to year-to-date highs. The Treasury yield curve steepened as shorter maturity yields fell to their lowest levels in two years, and yield spreads widened for all non-Treasury sectors of fixed-income, including municipals. This divergence experienced a partial reversal as investors returned after the Labor Day holiday.

The Federal Reserve maintained a hawkish position on inflation during most of the period by leaving monetary policy unchanged through the second calendar quarter and into early August. However, credit-induced liquidity concerns and their potential to slow economic growth prompted the Fed to ease twice in the third calendar quarter. The Fed's first move was an unconventional inter-meeting cut in the discount rate (the rate charged to banks for overnight loans) by 0.50% to 5.75% on August 17, 2007, followed with 0.50% cuts in both the federal funds and the discount rates to 4.75% and 5.25%, respectively, at the scheduled FOMC meeting on September 18, 2007.

The final estimate of second quarter 2007 annualized real GDP growth was reported at +3.8%, as strength in business spending and net exports offset anemic consumer spending growth. The consumer sector rebounded in the third quarter but remains under considerable pressure with the unemployment rate creeping slowly upward, declines in housing prices, tighter mortgage lending conditions, and interest payments as a percent of disposable income at their highest levels in twenty years. Fortunately, the labor markets produced good news in early October with higher than expected job gains. While labor markets are not robust, they are progressing at a rate that we believe will permit the economy to maintain moderate growth.

Inflationary trends continued to be quite encouraging, giving the Fed greater flexibility in its policy deliberations. The non-seasonally adjusted Consumer Price Index (CPI) fell slightly (-0.2%) in August and is up only +2.0% over the past 12 months. Core CPI, which excludes food and energy, also rose just +2.1% for the year and, more importantly, the core personal consumption expenditure (PCE) price deflator, a key inflation measure monitored by the Federal Reserve, has dipped below the central bank's +2.0% upper target and has been trending gradually downward.

On the fiscal front, the Congressional Budget Office now estimates a deficit of $161 billion for the year just ended September 30, 2007, compared to $248 billion in 2006 and $318 billion in 2005. Despite the improvement, fiscal policy will remain at the forefront of debate going into the Presidential election, with health care coverage and tax cut rollbacks among the focal points. In addition, Congress approved an increase in the federal debt ceiling in late September to $9.815 trillion, nearly a $4 trillion increase since President Bush took office in 2001 and the fifth such increase during his term. Debt as a percentage of GDP is expected to increase to 65%, compared with 57% in 2001.

Strategy Summary

Looking forward, we expect real GDP growth to accelerate to a +2.5% annual rate in 2008, up from +2.0% in 2007 but still below the +2.9% growth rate achieved in 2006. The general pattern anticipated is for the economy to remain relatively weak over the next two quarters and then gradually accelerate later in 2008 in response to the Federal Reserve's policy actions, stabilization in the housing cycle, and continuing moderate job growth. As for inflation, our CPI forecast for 2008 implies little change, on average, from 2007 at approximately +2.7%, a rate that is benign from the standpoint of financial asset investments. As alluded to above, core PCE inflation has been trending gradually downward over the last two quarters, dipping to +1.8% in August. The Fed will pay close attention to ensure that core PCE inflation remains below their upper target of +2.0%, an acceptable level in their eyes.

The bond market places the chance of another cut by the Fed in short-term borrowing rates before calendar year end at better than 50%, with which we concur. At the present time, we believe the economic fallout from a decline in markets for mortgage securities backed by adjustable rate mortgages issued to lower credit quality borrowers will persist, and that the Fed will most likely continue to favor adding stimulus to the economy at the expense of risking higher inflation. Nonetheless, we are concerned that the weakness in the housing market will continue and cause economic growth to slow. Thus, the Sit U.S. Government Securities Fund is positioned very near its benchmark duration, and we remain focused on high quality securities that have the potential to outperform as shorter term interest rates continue to decline and the yield curve continues to steepen. We expect the high levels of income produced by the Fund's mortgage pass-through securities to become an increasingly attractive alternative to other short term fixed-income investments, as has consistently been the case since the Fund's inception.

In our Sit Tax-Free Income Funds, we intend to continue to extend portfolio durations closer to their benchmarks as the municipal yield curve steepens further. While longer duration municipals and lower rated credits were negatively affected during the flight to quality at summer's end, we have already seen a partial rebound. Municipals continue to be attractively valued on an historical basis, particularly longer maturities, and we look to take advantage of the recent widening in yield spreads in selected revenue bond sectors to increase yields in portfolios.

We continue to focus on securities with structures that offer relatively higher current yield and more stable price characteristics. We believe our emphasis on income will continue to provide attractive relative returns for long term investors.

Fixed-income investments are an important component of a well-diversified, long-term portfolio. We believe that the Sit Bond Funds, with their dual objectives of high income and stability of principal, offer attractive risk/reward profiles to complement equity holdings. We appreciate your continued interest and involvement in Sit Mutual Funds and look forward to assisting you in achieving your long-term investment goals.

With best wishes,

Eugene C. Sit

Eugene C. Sit, CFA
Chairman and Chief Investment Officer

Sit Mutual Funds

Six Months Ended September 30, 2007

Performance Summary - Bond Funds

The yield curve steepened during the 6-month period as short-term interest rates fell approximately 1.25% while intermediate and longer-term rates ended the period mostly unchanged despite much volatility.

Intermediate and longer term Treasury yields rose to well over 5.0% and 5.25%, respectively, by mid-June in response to signs of continued economic strength. Treasury yields then declined sharply in a flight to quality as the contagion of the subprime mortgage loan crisis was found to be more widespread than previously thought.

Credit-induced liquidity concerns prompted the Fed to ease monetary policy twice, first with an inter-meeting cut in the discount rate by 0.50% to 5.75% on August 17th, and then with 0.50% cuts in both the federal funds and discount rates to 4.75% and 5.25%, respectively, at the FOMC meeting on September 18th. The Treasury yield curve steepened as shorter term yields fell to their lowest levels in two years and has almost returned to its normal, upward sloping shape. The 3-month T-bill yield, which averaged 4.85% in 2Q07, ended September at 3.81% while yields on 10-year and 30-year Treasuries ended the period at 4.59% and 4.84%, respectively, approximately 0.25% above their lows in mid-September.

Shorter maturity bonds outperformed longer bonds in the flight to safety, and bonds with higher credit ratings outperformed lower rated bonds. Treasuries were the best performing taxable bond sector, followed by agency mortgage pass-through securities; corporates underperformed. Municipals also underperformed Treasuries, resulting in a shift in relative yield ratios to attractive extremes. Municipal revenue bonds lagged general obligation bonds, even for insured issues. Among uninsured bonds, the high quality water/sewer sector performed best, while the A-rated hospital sector lagged. Weak performance in the lower rated industrial revenue sector was compounded by large anticipated new supply.

Looking ahead, we expect to see continued fallout from the subprime loan crisis, and believe the Fed will continue to favor adding stimulus to the economy at the expense of risking higher inflation. As such, we continue to focus on high quality securities that have the potential to outperform as the yield curve continues to steepen.

SIT FIXED-INCOME FUNDS	Three Month*	Six Month*
U.S. Government Securities SNGVX	**2.43**	**2.55**
Lehman Inter. Govt. Bond Index	3.36	3.36
Tax-Free Income[1] SNTIX	**-0.01**	**0.08**
Lehman 5-Year Municipal Bond Index	2.56	2.23
Minnesota Tax-Free Income SMTFX	**0.46**	**0.33**
Lehman 5-Year Municipal Bond Index	2.56	2.23

SIT MONEY MARKET FUND

Money Market Fund[2] SNIXX	**1.18**	**2.40**
3-Month Treasury Bill	1.09	2.33

**3- and 6-month returns not annualized.*

	1997	1998
U.S. Government Securities SNGVX	**8.19%**	**6.52%**
Lehman Interm. Govt. Bond Index	7.72	8.49
Tax-Free Income SNTIX	**9.87**	**6.29**
Lehman 5-Year Municipal Bond Index	6.38	5.84
Minnesota Tax-Free Income SMTFX	**8.19**	**6.14**
Lehman 5-Year Municipal Bond Index	6.38	5.84
Money Market Fund[2] SNIXX	**5.22**	**5.17**
3-Month Treasury Bill	5.32	5.01

Performance figures are historical and do not guarantee future results. Investment r
dividends and capital gains. For any returns less than one year, the returns are cum
information is contained in the Funds' prospectus, which may be obtained by calling
not insured or guaranteed by the Federal Deposit Insurance Corporation or any othe
money by investing in the Fund.

(1) Pursuant to a Plan of Reorganization on 4/23/07, the Tax-Free Income Fund acquired
(2) Converted from Sit Investment Reserve Fund to Sit Money Market Fund on 11/1/
(3) Based on the last 12 monthly distributions of net investment income and average
(4) For individuals in the 25%, 28%, 33% and 35% federal tax brackets, the federal t
(5) For Minnesota residents in the 25%, 28%, 33% and 35% federal tax brackets, the
(6) The yield quotation more closely reflects the current earnings of the Money Mark

AVERAGE ANNUAL RETURNS FOR PERIODS ENDED September 30, 2007						AS OF 9/30/07	
One Year	Three Year	Five Year	Ten Year	Since Inception	Inception Date	30-Day SEC Yield	Distribution Rate[3]
5.58	3.81	3.24	4.85	6.58	6/2/87	5.18%	4.78%
5.88	3.56	3.21	5.43	6.77			
1.89	2.82	2.96	3.89	5.70	9/29/88	4.46[4]	4.05
3.82	2.76	3.03	4.55	5.74			
2.32	3.97	3.88	4.42	5.01	12/1/93	4.45[5]	4.19
3.82	2.76	3.03	4.55	4.76			
						7-Day Yield[6]	7-Day Effective Yield[6]
4.88	3.79	2.55	3.46	3.84	11/1/93	4.60%	4.70%
4.95	4.13	2.92	3.67	4.08			

TOTAL RETURN BY CALENDAR YEAR

1999	2000	2001	2002	2003	2004	2005	2006	YTD 2007
1.37%	9.15%	8.56%	5.79%	1.19%	3.35%	2.49%	4.13%	4.27%
0.49	10.47	8.42	9.64	2.29	2.33	1.68	3.84	4.94
-4.01	8.32	5.84	5.69	2.87	3.96	3.30	3.54	0.89
0.74	7.72	6.21	9.27	4.13	2.72	0.95	3.34	3.18
-3.82	8.09	5.85	7.06	4.42	3.68	4.44	4.92	1.18
0.74	7.72	6.21	9.27	4.13	2.72	0.95	3.34	3.18
4.79	6.03	3.67	1.25	0.65	0.88	2.77	4.59	3.63
4.88	6.16	3.50	1.67	1.03	1.41	3.26	5.00	3.64

eturns and principal value will vary, and you may have a gain or loss when you sell shares. Average annual returns include reinvestment of all
ulative. Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. This and other
or visiting www.sitfunds.com. Please read the prospectus carefully before you invest or send money. An investment in the Money Market Fund is
r government agency. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose

all of the assets of Florida Tax-Free Income Fund in exchange for shares of common stock of the Tax-Free Income Fund.
'93
NAV as of 9/30/07.
ax equivalent yields are 5.72%, 5.96%, 6.40% and 6.60%, respectively. (Income subject to state tax, if any.)
e double exempt tax equivalent yields are 6.28%, 6.54%, 7.03% and 7.25%, respectively. (Assumes the maximum Minnesota tax bracket of 7.85%.)
et Fund than the total return quotation which refers to a specific past holding period.

The tables on the next page show the Funds' average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2006. The index information is intended to permit you to compare each Fund's performance to a broad measure of market performance. The after-tax returns are intended to show the impact of federal income taxes on an investment in a Fund. The highest individual federal marginal income tax rate in effect during the specified period is assumed, and the state and local tax impact is not reflected.

A Fund's "Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gain distributions), but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment in the Fund.

A Fund's "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The Funds' past performance, before and after taxes, is not an indication of how the Funds will perform in the future. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account).

Sit U.S. Government Securities Fund	1 Year	5 Years	10 Years
Return Before Taxes	4.1%	3.4%	5.0%
Return After Taxes on Distributions	2.5%	2.0%	3.1%
Return After Taxes on Distributions and Sale of Fund Shares	2.6%	2.1%	3.1%
Lehman Intermediate Government Bond Index	3.8%	3.9%	5.5%

Sit Tax-Free Income Fund	1 Year	5 Years	10 Years
Return Before Taxes	3.5%	3.9%	4.5%
Return After Taxes on Distributions	3.5%	3.9%	4.5%
Return After Taxes on Distributions and Sale of Fund Shares	3.6%	3.9%	4.5%
Lehman 5-Year Municipal Bond Index	3.3%	4.1%	4.7%

Sit Minnesota Tax-Free Income Fund	1 Year	5 Years	10 Years
Return Before Taxes	4.9%	4.9%	4.8%
Return After Taxes on Distributions	4.9%	4.9%	4.8%
Return After Taxes on Distributions and Sale of Fund Shares	4.8%	4.8%	4.8%
Lehman 5-Year Municipal Bond Index	3.3%	4.1%	4.7%

This page has been left blank intentionally.

Sit Money Market Fund

Six Months Ended September 30, 2007

Michael C. Brilley, Senior Portfolio Manager
Mark H. Book, CFA, Portfolio Manager

The Sit Money Market Fund provided a return of +2.40% during the six-month period ended September 30, 2007, compared to the return of the 3-Month Treasury Bill of +2.33%. As of September 30th, the Fund's 7-day compound yield was 4.60% and its average maturity was 42 days.

The Federal Reserve (the "Fed") lowered its federal funds rate target to 4.75% during September of 2007 in response to weakness in the housing market that spilled over into other areas of the economy. While corporate and economic fundamentals suggest the economy continues to grow, the situation within financial and housing markets has resulted in a moderation of the pace of this growth. We believe that the economic fallout from a decline in markets for mortgage securities backed by adjustable rate mortgages issued to lower credit quality borrowers will continue for another 6-12 months, and we believe the Fed will most likely continue to favor adding stimulus to the economy at the expense of risking higher inflation. We expect the Fed to take the necessary actions to facilitate economic stability without providing a bailout for investors that employed excessive leverage, through further reductions to its federal funds rate during the fourth quarter of 2007 and possibly extending into the first quarter of 2008.

Through the 2nd quarter of 2007, the Sit Money Market Fund had maintained its average maturity near the short end of its customary 20 to 40 day range. During late July and early August, the Fund continued to maintain this shorter maturity profile, preferring the safety of shorter term securities as the effects of the Federal Reserve's attempts to stem the decline in housing markets unfolded. When it became apparent the Federal Reserve was willing to risk higher levels of inflation to restore economic growth, by lowering both its discount rate and its targeted fed funds rate, we elected to extend the average maturity of the portfolio to lock in higher yields. The Fund has no direct exposure to sub-prime mortgage securities, and continues to invest only in securities that fall in the top tier in terms of credit quality.

INVESTMENT OBJECTIVE AND STRATEGY

The objective of the Fund is to achieve maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Fund pursues this objective by investing in short-term debt instruments which mature in 397 days or less and by maintaining a dollar-weighted portfolio maturity of 90 days or less.

An investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

PORTFOLIO SUMMARY

Net Asset Value 9/30/07:	$1.00 Per Share
3/31/07:	$1.00 Per Share
Total Net Assets:	$77.2 Million

PORTFOLIO STRUCTURE
(% OF TOTAL NET ASSETS)


U.S. Govt. Securities
29.7
Financial Services
9.4
Captive Equipment Finance
9.4
Diversified Finance
8.1
Energy
7.1
Consumer Non-Durables
6.7
Consumer Loan Finance
6.4
Insurance
5.9
Sectors less than 5.0%
14.5
Cash & Other Net Assets
2.8

AVERAGE ANNUAL TOTAL RETURNS*

	Sit Money Market Fund	3-Month U.S. Treasury Bill	Lipper Money Market
3 Month**	1.18%	1.09%	1.21%
6 Month**	2.40	2.33	N/A
1 Year	4.88	4.95	4.84
5 Years	2.55	2.92	2.48
10 Years	3.46	3.67	3.42
Inception (11/1/93)	3.84	4.08	3.79

CUMULATIVE TOTAL RETURNS*

	Sit Money Market Fund	3-Month U.S. Treasury Bill	Lipper Money Market
1 Year	4.88%	4.95%	4.84%
5 Year	13.41	15.49	13.01
10 Year	40.54	43.44	40.02
Inception (11/1/93)	68.92	74.43	67.84

*As of 9/30/07 **Not annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Money Market funds are neither insured nor guaranteed by the U.S. Government. There is no assurance that a fund will maintain a $1 share value. Yield fluctuates. Past performance is not a guarantee of future results. Management fees and administrative expenses are included in the Fund's performance; however, fees and expenses are not incorporated in the 3-Month U.S. Treasury Bill. The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

GROWTH OF $10,000



$18,000
$16,000
$14,000
$12,000
$10,000
Sit Money Market Fund
3-Month U.S. Treasury Bill
$16,892
11/1/93
9/30/07

The sum of $10,000 invested at inception (11/1/93) and held until 9/30/07 would have grown to $16,892 in the Fund or $17,443 in the 3-Month U.S. Treasury Bill assuming reinvestment of all dividends and capital gains.

SIT MONEY MARKET MATURITY RANGES



% of Assets
30.3%
23.8%
15.7%
8.9%
21.3%
0 - 15 Days
16 - 30 Days
31 - 45 Days
46 - 60 Days
61+ Days

Sit Money Market Fund

September 30, 2007

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer		Market Value ($)(1)
Commercial Paper (70.7%) (2)			
Captive Auto Finance (3.2%)			
	Toyota Motor Credit:		
486,000	4.72%, 11/15/07		483,005
2,000,000	4.70%, 4/30/08		1,944,122
			2,427,127
Captive Equipment Finance (9.4%)			
	Caterpillar Financial Services:		
1,000,000	5.01%, 10/15/07		997,773
1,500,000	4.73%, 11/29/07		1,487,978
2,300,000	IBM Capital Corp., 5.18%, 12/10/07		2,276,172
2,500,000	Pitney Bowes Inc., 4.72%, 10/16/07	(5)	2,494,428
			7,256,351
Consumer Durables (3.2%)			
	American Honda Finance:		
2,000,000	5.24%, 10/16/07		1,995,051
500,000	4.77%, 11/8/07		497,350
			2,492,401
Consumer Loan Finance (6.4%)			
2,500,000	American Express Credit Corp., 4.79%, 11/26/07		2,480,707
2,500,000	American General Financial Corp., 5.20%, 10/15/07		2,494,222
			4,974,929
Consumer Non-Durables (6.7%)			
	Coca Cola Company:		
2,023,000	4.72%, 11/19/07		2,009,473
675,000	4.71%, 12/11/07		668,553
	Procter & Gamble Co.:		
1,500,000	4.76%, 12/18/07		1,484,133
1,000,000	4.75%, 12/20/07		989,181
			5,151,340
Consumer Services (3.2%)			
2,500,000	United Parcel Services, 5.20%, 10/1/07		2,499,278
Diversified Finance (8.1%)			
	CIT Group, Inc.:		
594,000	5.50%, 10/11/07	(5)	592,911
883,000	5.50%, 10/11/07	(5)	881,381
	GE Capital Corp.:		
612,000	5.10%, 11/19/07		607,578
2,000,000	4.70%, 4/17/08		1,947,517
	GE Capital Services:		
1,000,000	5.26%, 10/9/07		998,539
1,200,000	5.23%, 10/11/07		1,197,908
			6,225,834
Energy (7.1%)			
2,500,000	BP Capital Markets, 4.75%, 10/24/07		2,491,753
	Chevron Texaco Funding Corp.:		
1,400,000	4.65%, 10/3/07		1,399,277
1,000,000	4.70%, 10/4/07		999,347
600,000	4.65%, 1/18/08		591,398
			5,481,775
Financial Services (9.4%)			
2,000,000	Citigroup Funding, Inc., 4.85%, 1/24/08		1,968,475
2,500,000	Deutsche Bank Financial, 4.73%, 10/29/07		2,490,146
	UBS Finance Corp.:		
1,000,000	5.23%, 10/23/07		996,513
600,000	5.33%, 11/2/07		596,980
1,200,000	5.03%, 12/27/07		1,185,093
			7,237,207
Insurance (5.9%)			
2,500,000	AIG Funding, Inc., 5.13%, 10/2/07		2,498,931
	American Family Financial:		
1,042,000	5.22%, 10/5/07		1,041,093
1,000,000	5.22%, 10/5/07		999,130
			4,539,154
Producer Manufacturing (4.5%)			
	Siemens Capital:		
2,500,000	5.05%, 10/12/07	(5)	2,495,441
1,000,000	4.80%, 12/14/07	(5)	989,867
			3,485,308
Retail Trade (3.6%)			
	Wal-Mart Stores Inc.:		
1,800,000	5.22%, 10/10/07	(5)	1,797,129
1,000,000	4.72%, 12/18/07	(5)	989,511
			2,786,640
Total Commercial Paper (cost: $54,557,344)			54,557,344
U.S. Government Securities (29.7%) (2)			
	Federal Home Loan Mortgage Corp:		
500,000	4.85%, 10/12/07		499,124
2,000,000	4.90%, 11/9/07		1,988,839
	Federal Home Loan Bank:		
900,000	4.80%, 10/5/07		899,280
2,000,000	4.93%, 10/19/07		1,994,528
2,000,000	4.88%, 10/26/07		1,992,680
2,035,000	4.80%, 11/1/07		2,026,046

See accompanying notes to portfolios of investments on page 58.

Quantity ($)	Name of Issuer	Market Value ($)(1)
	Federal National Mortgage Association:	
800,000	4.82%, 10/1/07	799,786
1,882,000	4.95%, 10/3/07	1,880,965
1,983,000	4.77%, 10/10/07	1,980,110
3,000,000	4.95%, 10/24/07	2,989,688
2,546,000	4.63%, 10/30/07	2,535,849
2,000,000	4.90%, 11/7/07	1,989,394
1,325,000	4.82%, 11/14/07	1,316,839
		22,893,128
(cost: $22,893,128)		
Total investments in securities (cost: $77,450,472) (6)		$77,450,472

Sit U.S. Government Securities Fund

Six Months Ended September 30, 2007

Senior Portfolio Managers, Michael C. Brilley and Bryce A. Doty, CFA
Portfolio Manager, Mark H. Book, CFA

The Sit U.S. Government Securities Fund provided a return of +2.55% during the six-month period ended September 30, 2007, compared to the Lehman Intermediate Government Bond Index return of +3.36%. The Fund's 30-day SEC yield was 5.18% and its 12-month distribution rate was 4.78%.

During the six-month time period, the Fund saw returns influenced positively by positions in U.S. Treasury bonds, whose prices rose in response to a change in preference by investors for relatively more safe securities. Returns were also positively impacted by the income advantage of the agency mortgage pass-through securities. The Fund's positions in collateralized mortgage obligations detracted from performance, due to investor preference for the safety of direct U.S. Government obligations.

During the summer of 2007 the U.S. economy was negatively impacted by events within the housing market, as a large number of homeowners who had taken out adjustable rate mortgages during late 2005 and 2006 saw their payments increase and stretch family budgets. The Federal Reserve responded during late August and mid September by changing the terms of loans made to banks as well as by reducing short term interest rates, which stabilized financial markets and the broader economy as a whole. Unfortunately, we believe that the weakness in the housing market will continue and likely slow economic growth regardless, prompting shorter term interest rates to fall. As such, we expect the high levels of income produced by the Fund's mortgage pass-through securities will become an increasingly attractive alternative to other short term fixed-income investments, which has consistently been the case since the Fund's inception.

INVESTMENT OBJECTIVE AND STRATEGY

The objective of the U.S. Government Securities Fund is to provide high current income and safety of principal, which it seeks to attain by investing solely in debt obligations issues, guaranteed or insured by the U.S. government or its agencies or its instrumentalities.

Agency mortgage securities and U.S. Treasury securities will be the principal holdings in the Fund. The mortgage securities that the Fund will purchase consist of pass-through securities including those issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA), and Federal Home Loan Mortgage Corporation (FHLMC).

PORTFOLIO SUMMARY

Net Asset Value 9/30/07:	$10.57 Per Share
3/31/07:	$10.56 Per Share
Total Net Assets:	$204.8 Million
30-day SEC Yield:	5.18%
12-Month Distribution Rate:	4.78%
Average Maturity:	21.2 Years
Effective Duration:	3.2 Years[1]

(1) See next page

PORTFOLIO STRUCTURE
(% OF TOTAL NET ASSETS)


Collateralized Mortgage Obligations
36.5
FNMA Pass-Through
28.5
U.S. Treasury/ Federal Agency
13.3
GNMA Pass-Through
11.0
FHLMC Pass-Through
7.9
Sectors less than 5.0%
0.3
Cash & Other Net Assets
2.5

AVERAGE ANNUAL TOTAL RETURNS*

	Sit U.S. Gov't Securities Fund	Lehman Inter. Gov't Bond Index	Lipper U.S. Gov't Fund Index
3 Month**	2.43%	3.36%	2.91%
6 Month**	2.55	3.36	n/a
1 Year	5.58	5.88	4.47
5 Years	3.24	3.21	3.02
10 Years	4.85	5.43	5.03
Inception (6/2/87)	6.58	6.77	6.15

CUMULATIVE TOTAL RETURNS*

	Sit U.S. Gov't Securities Fund	Lehman Inter. Gov't Bond Index	Lipper U.S. Gov't Fund Index
1 Year	5.58%	5.88%	4.47%
5 Year	17.30	17.12	16.05
10 Year	60.63	69.72	63.36
Inception (6/2/87)	265.65	278.96	236.94

*As of 9/30/07.

**Not annualized.

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Average annual total returns include changes in share price as well as reinvestment of all dividends and capital gains. Management fees and administrative expenses are included in the Fund's performance; however, fees and expenses are not incorporated in the Lehman Intermediate Government Bond Index. The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

(1) Effective duration is a measure which reflects estimated price sensitivity to a given change in interest rates. For example, for an interest rate change of 1.0%, a portfolio with a duration of 5 years would be expected to experience a price change of 5%. Effective duration is based on current interest rates and the Adviser's assumptions regarding the expected average life of individual securities held in the portfolio.

GROWTH OF $10,000



$40,000
$30,000
$20,000
$10,000
Sit U.S. Government Securities Fund
Lehman Inter. Gov't. Bond Index
$36,565
6/2/87
9/30/07

The sum of $10,000 invested at inception (6/2/87) and held until 9/30/07 would have grown to $36,565 in the Fund or $37,896 in the Lehman Intermediate Government Bond Index assuming reinvestment of all dividends and capital gains.

ESTIMATED AVERAGE LIFE PROFILE



2.5%
78.9%
18.2%
0.4%
0.0%
0 - 1 Year
1 - 5 Years
5 - 10 Years
10 - 20 Years
20+ Years

Mortgage Pass-Through Securities (47.4%) (2)

Federal Home Loan Mortgage Corporation (7.9%):

Par ($)	Coupon	Maturity	Market Value ($)(1)
45,769	5.50%	8/1/17	46,095
212,079	6.38%	12/1/26	215,088
75,746	6.38%	8/1/27	77,602
112,666	6.38%	12/1/27	115,427
707,190	6.50%	8/1/29	719,874
280,412	7.38%	12/17/24	291,950
494,526	7.50%	1/1/31	513,022
994,293	7.50%	7/1/31	1,029,215
1,940,880	7.50%	12/1/32	2,009,049
541,482	7.50%	6/1/35	567,798
66,839	7.95%	10/1/25	70,227
72,140	7.95%	10/1/25	76,331
50,724	7.95%	11/1/25	53,670
21,213	8.00%	5/1/17	22,097
67,215	8.00%	1/1/21	70,369
362,426	8.00%	12/1/23	378,762
238,282	8.00%	9/15/24	251,151
40,493	8.00%	12/1/26	42,849
142,277	8.00%	6/1/30	150,733
4,345	8.25%	12/1/08	4,351
46,695	8.25%	12/1/17	49,476
4,656	8.50%	1/1/17	4,964
8,435	8.50%	2/1/17	8,975
26,785	8.50%	3/1/17	28,558
73,466	8.50%	4/1/17	77,956
74,772	8.50%	5/1/17	79,724
24,535	8.50%	5/1/17	26,160
64,337	8.50%	10/1/19	68,868
38,435	8.50%	7/1/21	41,142
354,969	8.50%	12/1/29	377,974
310,226	8.50%	2/1/31	330,331
17,769	8.75%	1/1/17	18,634
4,319	9.00%	5/1/09	4,366
2,553	9.00%	6/1/09	2,581
5,810	9.00%	7/1/09	5,874
15,758	9.00%	12/1/09	15,930
84,417	9.00%	11/1/15	92,930
151,737	9.00%	5/1/16	167,038
41,331	9.00%	10/1/16	43,863
13,878	9.00%	1/1/17	14,826
24,331	9.00%	2/1/17	24,987
23,273	9.00%	6/1/17	24,931
18,010	9.00%	7/1/21	19,468
20,210	9.00%	10/1/21	21,299
230,369	9.00%	11/1/25	249,227
2,603,178	9.00%	5/1/31	2,813,779
1,126	9.25%	7/1/08	1,142
4,041	9.25%	8/1/08	4,097
1,287	9.25%	8/1/09	1,297
11,320	9.25%	7/1/10	11,496
8,325	9.25%	3/1/11	8,351
22,460	9.25%	6/1/16	24,244
18,350	9.25%	3/1/17	19,808
146,104	9.25%	2/1/18	154,080
3,132	9.25%	1/1/19	3,142
67,092	9.25%	3/1/19	71,183
71,137	9.25%	3/1/19	73,569
6,111	9.50%	10/1/08	6,203
20,416	9.50%	2/1/10	20,684
8,564	9.50%	5/1/10	8,926
5,592	9.50%	6/1/10	5,665
4,085	9.50%	1/1/11	4,324
11,218	9.50%	6/1/16	12,180
4,954	9.50%	7/1/16	5,379
28,966	9.50%	10/1/16	31,451
4,631	9.50%	6/1/17	5,043
45,029	9.50%	4/1/18	49,127
3,358	9.50%	10/1/18	3,657
234,900	9.50%	6/17/19	253,144
974,541	9.50%	12/17/21	1,055,667
8,946	9.75%	12/1/08	9,090
2,410	9.75%	12/1/08	2,449
10,425	9.75%	11/1/09	10,592
6,540	9.75%	6/1/11	6,646
105,744	9.75%	12/1/16	113,319
39,393	9.75%	6/1/17	43,825
139,508	9.75%	12/1/17	154,061
18,479	10.00%	11/1/10	18,796
25,805	10.00%	11/1/11	26,618
164,786	10.00%	9/1/20	185,209
969,301	10.00%	3/15/25	1,083,808
5,286	10.25%	6/1/10	5,498
30,693	10.25%	2/1/17	31,926
33,742	10.29%	9/1/16	35,773
50,637	10.50%	10/1/13	55,544
67,416	10.50%	5/1/14	70,269
24,533	10.50%	9/1/15	27,443
9,584	10.50%	1/1/19	10,883
265,587	10.50%	6/1/19	298,227
5,319	11.00%	12/1/11	5,791
20,380	11.00%	6/1/15	22,579
8,661	11.00%	2/1/16	9,452
9,215	11.00%	5/1/19	9,874
9,894	11.00%	7/1/19	10,970
650,521	11.00%	8/15/20	727,045
4,708	11.25%	10/1/09	4,938
14,260	11.25%	8/1/11	15,998
16,811	13.00%	5/1/17	19,409
			16,169,412

Federal National Mortgage Association (28.5%):

Par ($)	Coupon	Maturity	Market Value ($)(1)
175,333	3.66%	8/1/33	175,929
229,508	3.70%	8/1/33	230,287
76,158	5.76%	3/1/33	75,792
932,220	5.86%	2/1/34	944,953
24,083	6.24%	3/1/19	24,426
86,591	6.49%	2/1/32	88,656
71,577	6.49%	4/1/32	73,284
52,405	6.91%	11/1/26	54,716
182,706	6.91%	8/1/27	190,762
315,952	6.95%	8/1/21	324,533
13,523	7.00%	2/1/17	14,111
23,807	7.00%	4/1/27	25,011

Par ($)	Coupon	Maturity	Market Value ($)(1)
1,672,599	7.00%	11/1/29	1,742,799
351,244	7.00%	2/1/32	362,526
326,580	7.00%	6/1/32	341,844
486,889	7.00%	4/1/34	502,528
1,299,050	7.45%	6/1/16	1,324,881
340,642	7.50%	11/1/12	353,104
721,194	7.50%	6/1/22	754,826
749,027	7.50%	8/1/22	788,213
47,225	7.50%	9/1/27	50,031
61,888	7.50%	11/1/29	64,978
640,160	7.50%	1/1/31	671,107
178,504	7.50%	6/1/31	183,977
231,190	7.50%	3/1/32	241,348
77,817	7.50%	8/1/32	80,267
639,521	7.50%	9/1/32	671,448
129,720	7.50%	9/1/32	133,788
1,866,005	7.50%	1/1/33	1,932,940
168,891	7.50%	12/1/34	174,949
4,685,796	7.50%	12/1/36	4,853,880
601,957	7.95%	9/15/20	634,762
10,263	8.00%	8/1/09	10,414
163,623	8.00%	4/1/16	172,392
504,904	8.00%	7/1/21	534,901
146,964	8.00%	1/1/22	155,030
91,185	8.00%	5/1/23	95,938
73,291	8.00%	9/1/23	77,281
772,443	8.00%	7/1/24	817,031
1,780,196	8.00%	10/1/26	1,874,094
368,421	8.00%	9/1/27	389,974
455,853	8.00%	5/1/29	479,897
249,985	8.00%	1/1/31	263,586
348,401	8.00%	2/1/31	366,778
344,545	8.00%	12/1/31	362,718
636,699	8.00%	9/1/32	673,721
570,132	8.00%	5/1/36	600,209
4,692,253	8.00%	1/1/37	4,939,751
47,141	8.25%	4/1/22	49,447
531,448	8.33%	7/15/20	578,368
265,563	8.38%	7/20/28	285,488
2,293,582	8.45%	5/31/35	2,469,447
21,444	8.50%	11/1/10	22,013
199,179	8.50%	9/1/13	208,989
468,807	8.50%	2/1/16	508,109
64,484	8.50%	6/1/17	66,131
19,288	8.50%	9/1/17	20,271
92,748	8.50%	8/1/18	99,433
26,378	8.50%	7/1/22	28,453
112,809	8.50%	7/1/26	120,191
785,007	8.50%	11/1/26	842,758
371,328	8.50%	11/1/28	398,830
664,765	8.50%	12/1/28	713,671
269,335	8.50%	1/1/30	288,698
63,722	8.50%	11/1/30	68,270
13,577	8.50%	1/1/31	14,546
261,010	8.52%	9/15/30	282,648
529,551	8.71%	7/20/30	570,710
103,299	8.87%	12/15/25	116,306
28,719	9.00%	1/1/09	29,231

Par ($)	Coupon	Maturity	Market Value ($)(1)
7,151	9.00%	5/1/09	7,243
16,188	9.00%	5/1/09	16,318
14,164	9.00%	5/1/09	14,345
31,423	9.00%	3/1/11	32,488
24,610	9.00%	9/1/17	26,460
37,899	9.00%	2/1/18	40,748
16,539	9.00%	10/1/19	17,661
38,974	9.00%	12/15/19	41,549
168,746	9.00%	6/15/25	180,875
711,351	9.00%	6/1/30	774,504
29,239	9.00%	7/1/31	31,842
6,074,798	9.00%	3/1/32	6,584,618
14,268	9.25%	10/1/09	14,483
11,038	9.25%	7/1/10	11,297
50,297	9.25%	10/1/16	54,370
57,228	9.25%	12/1/16	61,862
119,019	9.25%	2/1/17	128,209
203,089	9.34%	8/20/27	226,717
26,562	9.50%	12/1/09	27,461
21,479	9.50%	11/1/18	23,513
45,793	9.50%	5/1/19	50,302
50,486	9.50%	10/1/19	54,635
686,421	9.50%	3/1/20	731,039
754,092	9.50%	7/1/20	825,242
83,891	9.50%	9/1/20	91,455
130,560	9.50%	10/15/20	140,939
24,152	9.50%	12/15/20	26,044
93,107	9.50%	12/15/20	100,894
25,532	9.50%	3/1/21	27,838
31,393	9.50%	4/15/21	34,177
190,491	9.50%	5/1/27	209,688
778,241	9.50%	4/1/30	850,279
3,591,998	9.50%	8/1/31	3,936,496
1,052,927	9.55%	8/20/25	1,179,995
100,470	9.75%	1/15/13	109,123
42,173	9.75%	1/1/21	47,152
194,115	9.75%	10/1/21	218,675
207,746	9.75%	4/1/25	234,030
27,258	10.00%	5/1/11	28,295
86,778	10.00%	7/1/13	94,404
478,227	10.00%	2/1/15	526,514
651,135	10.00%	3/1/15	727,461
62,655	10.00%	11/1/16	69,430
40,847	10.00%	9/1/19	45,769
15,681	10.00%	11/1/20	17,728
12,425	10.00%	1/1/21	14,087
83,513	10.00%	1/1/24	93,756
377,533	10.00%	2/1/28	426,547
280,486	10.18%	7/1/20	311,898
178,010	10.25%	8/15/13	194,684
25,269	10.50%	5/1/15	27,665
164,546	10.50%	1/1/16	185,167
51,087	10.50%	12/1/17	57,669
80,834	10.50%	4/1/22	88,761
9,288	10.75%	11/1/10	9,488
3,192	11.00%	4/1/14	3,535
15,820	11.00%	8/1/15	16,661
18,495	11.00%	4/1/17	20,075

See accompanying notes to portfolios of investments on page 58.

Par ($)	Coupon	Maturity	Market Value ($)(1)
270,290	11.27%	8/15/20	307,495
152,985	11.75%	12/15/26	175,035
			58,309,069

Government National Mortgage Association (11.0%) (3):

Par ($)	Coupon	Maturity	Market Value ($)(1)
369,259	5.50%	9/15/25	368,244
132,889	5.76%	3/20/33	132,480
81,593	5.76%	3/20/33	81,342
109,167	5.76%	3/20/33	108,831
348,709	5.76%	5/20/33	347,636
114,294	5.76%	5/20/33	113,942
92,527	5.76%	6/20/33	92,242
106,662	5.76%	6/20/33	106,333
67,318	6.00%	9/15/18	68,145
81,775	6.05%	3/20/33	82,167
219,728	6.25%	5/15/13	223,455
338,331	6.25%	12/15/23	346,205
228,588	6.25%	1/15/24	233,894
214,118	6.38%	12/15/27	218,919
293,873	6.38%	4/15/28	300,240
243,118	6.49%	11/20/31	248,734
48,009	6.49%	12/20/31	49,118
255,295	6.49%	4/20/32	261,033
73,857	6.49%	6/20/32	75,517
87,415	6.49%	12/20/32	89,380
38,639	6.57%	9/20/32	39,750
65,490	6.57%	1/20/33	67,369
83,266	6.57%	3/20/33	85,655
74,691	6.75%	9/15/15	77,706
337,815	6.75%	8/15/28	351,232
120,961	6.75%	6/15/29	125,719
58,980	6.75%	6/15/29	61,300
454,614	6.91%	7/20/26	474,132
30,820	7.00%	9/20/16	32,020
733,937	7.00%	7/15/29	769,092
16,643	7.05%	2/15/23	17,249
131,704	7.05%	9/20/26	136,036
79,551	7.05%	11/20/26	82,167
65,664	7.05%	1/20/27	67,804
99,308	7.05%	4/20/27	102,546
89,793	7.15%	12/20/26	93,020
75,141	7.15%	3/20/27	77,822
243,130	7.15%	4/20/27	251,804
14,503	7.25%	8/15/10	14,833
129,143	7.25%	5/15/29	134,549
62,893	7.27%	7/20/22	65,304
60,614	7.38%	1/15/29	63,378
448,654	7.38%	3/15/31	470,040
58,363	7.50%	5/15/16	61,475
197,739	7.50%	6/15/36	205,935
68,113	7.55%	7/20/22	71,109
76,562	7.55%	10/20/22	79,930
93,956	7.63%	10/15/29	98,778
69,847	7.65%	10/20/21	73,086
84,877	7.65%	7/20/22	88,858
176,272	7.75%	6/15/20	185,621
183,842	7.75%	7/15/20	193,593

Par ($)	Coupon	Maturity	Market Value ($)(1)
138,141	7.75%	8/15/20	145,468
175,608	7.75%	8/15/20	184,922
66,983	7.75%	11/15/20	70,536
488,250	7.75%	10/15/22	519,157
43,281	7.90%	1/20/21	45,597
30,028	7.90%	1/20/21	31,635
93,922	7.95%	2/15/20	99,432
41,961	7.95%	5/20/25	44,369
118,998	7.95%	7/20/25	125,826
48,017	7.95%	8/20/25	50,772
163,658	7.95%	9/20/25	173,048
26,564	7.95%	10/20/25	28,088
37,207	7.95%	10/20/25	39,342
31,589	7.95%	10/20/25	33,401
71,297	7.95%	1/20/26	75,413
78,988	7.95%	1/20/26	83,548
118,419	7.95%	4/20/26	125,255
22,084	7.95%	6/20/26	23,359
30,109	7.95%	9/20/26	31,847
37,903	7.95%	9/20/26	40,092
26,491	7.95%	11/20/26	28,020
35,093	7.95%	12/20/26	37,119
45,859	7.95%	3/20/27	48,494
41,096	7.99%	2/20/21	43,401
58,869	7.99%	4/20/21	62,171
130,863	7.99%	7/20/21	138,201
100,297	7.99%	9/20/21	105,922
99,755	7.99%	10/20/21	105,349
225,135	7.99%	1/20/22	237,941
321,565	7.99%	6/20/22	339,856
21,702	8.00%	10/15/12	22,843
380,841	8.00%	10/15/14	403,741
57,453	8.00%	5/15/16	61,135
212,715	8.00%	6/15/16	226,347
59,442	8.00%	9/15/16	63,251
806,818	8.00%	12/15/30	854,531
253,236	8.10%	5/20/19	268,672
31,471	8.10%	6/20/19	33,390
109,947	8.10%	7/20/19	116,649
157,460	8.10%	9/20/19	167,058
55,045	8.10%	9/20/19	58,401
79,963	8.10%	10/20/19	84,837
71,636	8.10%	1/20/20	76,072
48,217	8.10%	7/20/20	51,203
80,701	8.25%	12/15/11	85,081
17,574	8.25%	1/15/12	18,618
51,444	8.25%	8/15/15	55,040
369,463	8.25%	4/15/19	394,966
125,909	8.25%	2/15/20	134,743
11,279	8.25%	4/15/27	12,071
39,019	8.25%	6/15/27	41,760
41,271	8.38%	10/15/19	44,254
102,785	8.40%	2/15/19	110,300
30,655	8.40%	4/15/19	32,896
113,126	8.40%	6/15/19	121,397
39,134	8.40%	9/15/19	41,995
54,086	8.40%	9/15/19	58,041
54,053	8.40%	2/15/20	58,076

Par ($)	Coupon	Maturity	Market Value ($)(1)
25,028	8.50%	12/15/11	26,480
90,001	8.50%	1/15/12	95,739
10,969	8.50%	4/15/15	11,799
56,480	8.50%	4/15/15	60,752
170,072	8.50%	9/15/16	183,525
65,543	8.50%	1/15/17	71,029
98,751	8.50%	12/15/21	106,510
74,002	8.50%	12/15/21	79,737
9,909	8.50%	7/20/22	10,659
80,809	8.50%	10/20/22	86,926
39,346	8.50%	9/20/24	42,396
76,193	8.50%	3/20/25	82,156
201,071	8.50%	12/20/26	215,967
26,230	8.50%	8/15/30	28,254
898,318	8.50%	7/15/32	962,778
53,198	8.60%	5/15/18	56,722
47,946	8.60%	6/15/18	51,122
47,625	8.63%	10/15/18	50,761
19,020	8.75%	11/15/09	19,929
28,047	8.75%	6/15/11	29,829
137,512	8.75%	11/15/11	146,249
25,031	8.75%	12/15/11	26,621
94,959	8.75%	10/15/30	102,343
3,120	9.00%	9/15/08	3,166
1,595	9.00%	9/15/08	1,619
3,030	9.00%	11/15/08	3,075
7,740	9.00%	12/15/08	7,855
1,117	9.00%	2/15/09	1,151
3,256	9.00%	4/15/09	3,376
687	9.00%	5/15/09	708
1,167	9.00%	8/15/09	1,210
4,635	9.00%	9/15/09	4,806
2,744	9.00%	10/15/09	2,829
15,379	9.00%	11/15/09	16,146
2,077	9.00%	12/15/09	2,154
25,266	9.00%	7/15/10	26,333
68,695	9.00%	5/15/11	73,314
30,741	9.00%	5/15/11	32,808
46,739	9.00%	6/15/11	49,882
51,845	9.00%	7/15/11	55,330
61,004	9.00%	8/15/11	65,105
18,524	9.00%	8/15/11	19,817
67,146	9.00%	9/15/11	71,660
67,162	9.00%	9/15/11	71,678
35,071	9.00%	9/15/11	37,429
39,988	9.00%	10/15/11	42,677
11,654	9.00%	1/15/12	12,525
103,203	9.00%	7/15/15	110,325
31,890	9.00%	8/15/15	34,091
379,657	9.00%	12/15/16	407,057
102,237	9.00%	1/15/17	111,866
308,718	9.00%	7/15/17	337,793
241,438	9.00%	11/15/24	260,469
114,862	9.00%	4/15/26	124,453
22,270	9.10%	5/15/18	24,055
39,048	9.25%	11/15/09	41,294
19,010	9.25%	1/15/10	20,314
24,180	9.25%	4/15/10	25,838

Par ($)	Coupon	Maturity	Market Value ($)(1)
20,671	9.25%	11/15/10	22,089
52,072	9.25%	11/15/11	56,046
9,263	9.50%	9/15/09	9,559
54,752	9.50%	10/15/09	56,506
12,817	9.50%	10/15/09	13,228
3,245	9.50%	10/15/09	3,349
17,221	9.50%	11/15/09	18,248
43,429	9.50%	1/15/10	46,537
10,344	9.50%	2/15/10	10,799
29,292	9.50%	4/15/10	31,031
14,019	9.50%	8/15/10	15,022
26,892	9.50%	11/15/10	28,816
8,892	9.50%	1/15/11	9,604
65,222	9.50%	3/15/11	70,442
14,171	9.50%	3/20/16	15,287
41,179	9.50%	11/20/16	44,423
1,092	9.50%	8/20/17	1,183
3,687	9.50%	12/20/17	3,994
4,088	9.50%	4/20/18	4,443
1,616	9.50%	5/20/18	1,757
32,339	9.50%	6/20/18	35,151
29,884	9.50%	7/20/18	32,483
20,576	9.50%	8/20/18	22,366
35,876	9.50%	9/20/18	38,995
41,911	9.50%	9/20/18	45,555
12,049	9.50%	9/20/18	13,097
29,678	9.50%	8/20/19	32,317
2,581	9.50%	10/20/19	2,811
29,362	9.75%	8/15/09	31,198
30,340	9.75%	9/15/09	32,237
87,897	9.75%	8/15/10	94,902
24,184	9.75%	11/15/10	26,111
100,113	9.75%	12/15/10	108,092
89,701	9.75%	1/15/11	98,201
63,824	9.75%	1/15/11	69,871
20,969	9.75%	10/15/12	23,233
7,256	9.75%	10/15/12	8,039
7,658	9.75%	10/15/12	8,484
7,465	9.75%	11/15/12	8,270
24,126	9.75%	11/15/12	26,730
22,552	9.75%	11/15/12	24,986
21,318	9.75%	11/15/12	23,619
10,081	10.00%	11/15/08	10,525
1,034	10.00%	11/15/09	1,075
3,482	10.00%	6/15/10	3,770
50,936	10.00%	6/15/10	55,150
16,588	10.00%	7/15/10	17,961
7,229	10.00%	7/15/10	7,827
5,395	10.00%	10/15/10	5,842
34,942	10.00%	11/15/10	37,832
30,068	10.00%	3/20/16	33,721
16,675	10.00%	11/15/17	18,830
30,823	10.00%	2/15/19	34,920
16,238	10.00%	2/20/19	18,331
20,698	10.00%	3/20/19	23,366
15,617	10.00%	5/20/19	17,630
168,693	10.00%	10/15/19	195,247
38,382	10.00%	11/15/19	43,485

See accompanying notes to portfolios of investments on page 58.

Par ($)	Coupon	Maturity	Market Value ($)(1)
30,995	10.00%	12/15/20	35,169
68,599	10.00%	6/15/21	77,935
13,415	10.25%	5/15/09	14,150
5,567	10.25%	11/15/11	6,070
18,335	10.25%	1/15/12	20,261
6,986	10.25%	7/15/12	7,720
19,554	10.50%	6/15/09	20,667
3,552	10.50%	7/15/10	3,825
8,980	10.50%	9/15/15	10,113
11,757	10.50%	11/15/15	13,240
1,992	10.50%	8/20/17	2,255
44,816	10.50%	11/15/18	51,020
38,881	10.50%	6/15/19	44,400
200,901	10.50%	2/15/20	228,448
159,694	10.50%	8/15/21	184,910
2,280	10.75%	1/15/10	2,463
1,071	10.75%	7/15/11	1,176
16,426	11.25%	6/15/10	17,839
22,157	11.25%	9/15/10	24,064
3,067	11.25%	9/15/10	3,330
15,116	11.25%	3/15/11	16,717
5,955	11.25%	3/15/11	6,586
33,457	11.25%	4/15/11	37,002
7,564	11.25%	5/15/11	8,365
25,384	11.25%	7/15/11	28,074
5,411	11.25%	7/15/11	5,984
7,619	11.25%	10/15/11	8,427
72,268	11.50%	8/15/18	80,343
			22,489,385

Total mortgage pass-through securities (cost: $96,807,598)	96,967,866

Taxable Municipal Securities (0.3%) (2)

196,000	Bernalillo Multifamily Rev. Series 1998A, 7.50%, 9/20/20	208,197
10,000	Cuyahoga County Multifamily Rev. Series 2000B, 7.00%, 1/20/08	10,054
5,000	Louisiana Comm. Dev. Auth Rev. Series 2002B, 5.25%, 12/20/07	5,000
350,000	Maplewood Multifamily Rev. Series 1998B, 6.75%, 7/20/15	352,839
Total taxable municipal securities (cost: $561,000)		576,090

U.S. Treasury / Federal Agency Securities (13.3%) (2)

5,000,000	FNMA Strip, zero coupon, 4.88% effective yield, 11/15/30	1,506,335
10,200,000	U.S. Treasury Bond, 4.50%, 11/30/11	10,329,887
	U.S. Treasury Notes:	
1,025,000	3.50% 11/15/09	1,015,070
1,125,000	4.50% 11/15/10	1,140,381
3,500,000	4.50% 5/15/10	3,544,023
2,400,000	4.50% 5/15/17	2,386,500
1,000,000	4.63% 8/31/11	1,017,656
	U.S. Treasury Strips, Zero Coupon:	
3,050,000	4.14% effective yield, 2/15/12	2,545,344

Par ($)	Coupon	Maturity	Market Value ($)(1)
2,800,000	4.60% Effective Yield, 8/15/16		2,865,626
2,500,000	5.45% Effective Yield, 5/15/30		830,723

Total U.S. Treasury / Federal Agency securities (cost: $26,942,424)	27,181,545

Collateralized Mortgage Obligations (36.5%) (2)

Federal Home Loan Mortgage Corp.:

Par ($)	Coupon	Maturity	Market Value ($)(1)
550,353	3.00%	2/15/23	509,398
2,825,445	3.25%	4/15/32	2,584,684
563,034	3.50%	5/15/29	527,436
591,631	4.00%	11/15/14	578,181
2,603,894	4.00%	5/31/25	2,315,317
288,494	4.00%	12/15/32	271,120
546,328	4.00%	3/15/34	512,340
915,565	4.50%	5/15/32	897,249
500,000	5.50%	7/15/31	477,240
2,500,000	5.50%	9/15/31	2,494,082
5,000,000	5.50%	3/15/32	4,902,060
1,000,000	5.50%	9/15/32	986,077
3,673,859	6.50%	5/15/32	3,744,242
706,546	6.95%	3/15/28	736,693
464,497	7.50%	6/15/17	490,764
141,286	7.50%	3/15/23	144,025
234,653	7.50%	9/15/30	239,799
15,794	7.75%	3/18/25	15,842
219,225	8.00%	11/25/22	227,983
79,420	8.00%	3/15/23	79,544
106,583	8.00%	4/1/24	110,711
26,973	9.15%	10/15/20	28,512
1,267,776	9.50%	2/15/20	1,333,486
			24,206,785

Federal National Mortgage Association:

Par ($)	Coupon	Maturity	Market Value ($)(1)
3,134,334	3.50%	2/25/33	2,846,401
656,032	3.50%	3/25/33	617,653
321,554	3.50%	8/25/33	286,341
1,263,734	3.50%	6/25/35	1,213,804
833,235	3.75%	5/25/33	754,535
1,045,925	4.00%	11/25/32	1,004,092
314,897	4.00%	1/25/33	296,740
1,368,373	4.00%	3/25/33	1,275,993
1,565,441	4.00%	5/25/33	1,475,735
204,622	5.00%	8/25/22	201,352
1,700,000	5.00%	12/25/31	1,611,287
1,532,247	5.00%	11/25/32	1,508,146
5,040,955	5.50%	5/25/25	4,974,841
1,023,113	5.50%	1/25/37	978,063
5,299,559	6.50%	10/25/17	5,479,949
77,354	6.85%	12/18/27	80,487
96,544	7.00%	1/25/21	99,503
42,314	7.70%	3/25/23	45,151
203,845	8.00%	7/25/22	216,699
230,925	8.00%	7/25/22	241,098
100,000	8.00%	7/18/27	112,803
373,720	8.00%	7/25/44	393,586
60,554	8.20%	4/25/25	63,070

Par ($)	Coupon	Maturity	Market Value ($)(1)
31,906	8.50%	1/25/21	34,585
34,225	8.50%	4/25/21	35,393
285,603	8.50%	9/25/21	307,712
88,619	8.50%	1/25/25	94,098
434,110	8.50%	6/25/30	506,853
69,225	8.75%	9/25/20	72,596
157,769	8.95%	10/25/20	172,730
493,211	9.00%	7/25/19	536,136
269,443	9.00%	12/25/19	294,390
96,221	9.00%	5/25/20	102,344
53,552	9.00%	6/25/20	58,352
144,838	9.00%	6/25/20	154,499
23,626	9.00%	7/25/20	25,661
145,242	9.00%	9/25/20	159,133
88,928	9.00%	10/25/20	97,241
190,064	9.00%	3/1/24	207,149
1,260,745	9.00%	11/25/28	1,409,118
136,131	9.25%	1/25/20	149,836
114,196	9.50%	12/25/18	124,438
242,587	9.50%	3/25/20	266,952
59,374	9.50%	4/25/20	63,587
183,118	9.50%	5/25/20	202,277
246,149	9.50%	11/25/20	270,274
74,218	9.50%	11/25/31	79,353
363,344	9.60%	3/25/20	402,686
			31,604,722

Government National Mortgage Association:

Par ($)	Coupon	Maturity	Market Value ($)(1)
516,601	4.00%	10/17/29	485,404
358,489	8.00%	1/16/30	374,734
			860,138

Vendee Mortgage Trust:

Par ($)	Coupon	Maturity	Market Value ($)(1)
1,000,000	5.00%	8/15/28	1,001,635
1,000,000	5.00%	7/15/30	965,924
137,500	5.63%	2/15/24	137,500
2,000,000	6.00%	2/15/30	2,025,663
9,136,431	6.50%	12/15/28	9,534,421
3,340,592	7.00%	9/15/27	3,489,914
480,963	7.25%	9/15/25	508,945
341,966	8.29%	12/15/26	369,545
			18,033,547

Total collateralized mortgage obligations (cost: $75,507,556)		74,705,192
Short-Term Securities (3.9%) (2)		
2,800,000	FHLB Agy. Disc. Note, 4.48%, 10/5/07	2,797,909
5,103,853	Dreyfus Cash Mgmt. Fund, 4.71%	5,103,853
		7,901,762
Total short-term securites (cost: $7,901,762)		
Total investments in securities (cost: $207,720,340) (6)		$207,332,455

See accompanying notes to portfolios of investments on page 58.

Sit Tax-Free Income Fund

Six Months Ended September 30, 2007

Senior Portfolio Managers
Michael C. Brilley • Debra A. Sit, CFA • Paul J. Jungquist, CFA

The Sit Tax-Free Income Fund provided a total return of + 0.08% for the six-month period ended September 30, 2007, which compared with a total return of +2.23% for the Lehman 5-Year Municipal Bond Index. The Fund's 30-day SEC yield was 4.46% and its 12-month distribution rate was 4.05% as of September 30th.

Intermediate term municipal bond yields have been in a rising trend since mid 2003. The market yield of the Lehman 5-Year Municipal Bond Index made a low of 2.17% on May 31, 2003, and rose to a recent peak of 4.02% on June 30, 2007. In anticipation of that rising yield trend, the Fund's average life duration was shortened to 4.1 years on June 30, 2003, which was two years shorter than the duration had been two years earlier. The Fund's average life duration was maintained at under four years from year-end 2003 until the second quarter of 2007 when the duration was extended to about 4-1/2 years after a rise of about 2% in intermediate bond yields. Currently, intermediate and longer-term municipal bond yields are considered to be at attractive levels for longer-term investments. The Fund's average duration is expected to be extended further through the end of 2007.

The Fund's defensive positioning in the four-year period through June 30th was an important positive factor in its strong relative returns during that period. The duration extension since mid 2007 was the major negative factor in the Fund's weak relative returns over the past six months. Bond yields are forecast to decline somewhat over the next twelve months with the yield curve steepening, and it is anticipated that the Fund's recent duration extension will have a more positive impact. All five of the largest sectors in which the Fund invests earned lower returns than the Lehman benchmark during the six-month period. While there were no credit quality issues during that period, almost all municipal bonds, other than AAA rated general obligation and prerefunded issues, experienced yield spread widening. U.S. economic growth is expected to slow to about a 2% growth rate over the next twelve months, and the Federal Reserve is expected to further reduce short-term interest rate levels to help prevent an unwanted economic recession.

INVESTMENT OBJECTIVE AND STRATEGY

The objective of the Tax-Free Income Fund is to provide a high level of current income that is exempt from federal income tax, consistent with preservation of capital, by investing primarily in investment-grade municipal securities.

Such municipal securities generate interest income that is exempt from both regular federal income tax and federal alternative minimum tax. During normal market conditions, the Fund invests 100% of its net assets in such tax-exempt municipal securities.

PORTFOLIO SUMMARY

Net Asset Value 9/30/07:	$9.53 Per Share
3/31/07:	$9.72 Per Share
Total Net Assets:	$384.7 Million
30-day SEC Yield:	4.46%
Tax Equivalent Yield:	6.86%[1]
12-Month Distribution Rate:	4.05%
Average Maturity:	15.2 Years
Duration to Estimated Avg. Life:	4.5 Years[2]
Implied Duration:	4.9 Years[2]

(1) For individuals in the 35.0% federal tax bracket.
(2) See next page.

PORTFOLIO STRUCTURE
(% OF TOTAL NET ASSETS)


Insured
21.0
Hospital/Health Care
19.8
Multifamily Mortgage Revenue
14.7
Other Revenue
12.1
Education/Student Loan
8.9
Sectors less than 5.0%
21.6
Cash & Other Net Assets
1.9

AVERAGE ANNUAL TOTAL RETURNS*

	Sit Tax-Free Income Fund	Lehman 5-Year Muni. Bond Index	Lipper General Muni. Bond Fund Index
3 Month**	-0.01%	2.56%	0.94%
6 Month**	0.08	2.23	N/A
1 Year	1.89	3.82	2.14
5 Years	2.96	3.03	3.78
10 Years	3.89	4.55	4.70
Inception (9/29/88)	5.70	5.74	6.23

CUMULATIVE TOTAL RETURNS*

	Sit Tax-Free Income Fund	Lehman 5-Year Muni. Bond Index	Lipper General Muni. Bond Fund Index
1 Year	1.89%	3.82%	2.14%
5 Year	15.68	16.11	20.41
10 Year	46.50	56.06	58.24
Inception (9/29/88)	186.85	189.08	215.37

**As of 9/30/07.* ***Not annualized.*

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Average annual total returns include changes in share price as well as reinvestment of all dividends and capital gains. Management fees and administrative expenses are included in the Fund's performance; however, fees and expenses are not incorporated in the Lehman 5-Year Muni. Bond Index. The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

(2) Duration is a measure which reflects estimated price sensitivity to a given change in interest rates. For example, for an interest rate change of 1%, a portfolio with a duration of 5 years would be expected to experience a price change of 5%. Estimated average life duration is based on current interest rates and the Adviser's assumptions regarding the expected average life of individual securities held in the portfolio. Implied duration is calculated based on historical price changes of securities held by the Fund. The Adviser believes that the portfolio's implied duration is a more accurate estimate of price sensitivity provided interest rates remain within their historical range. If interest rates exceed the historical range, the estimated average life duration may be a more accurate estimate of price sensitivity.

GROWTH OF $10,000



$34,000
$28,000
$22,000
$16,000
$10,000
Sit Tax-Free Income Fund
Lehman 5-Year Muni. Bond Index
$29,685
9/29/88
9/30/07

The sum of $10,000 invested at inception (9/29/88) and held until 9/30/07 would have grown to $29,685 in the Fund or $28,908 in the Lehman 5-Year Municipal Bond Index assuming reinvestment of all dividends and capital gains.

QUALITY RATINGS
(% OF TOTAL NET ASSETS)

Adviser's Assessment of Non-Rated Securities

AAA	0.0%
AA	0.0
A	2.4
BBB	5.5
BB	12.5
<BB	1.1
Total	21.5%



Less Than BBB 2.2%
Other Assets & Liabilities 1.9%
AAA 27.4%
Not Rated 21.5%
AA 7.4%
BBB 24.7%
A 14.9%

Lower of Moody's, S&P, Fitch or Duff & Phelps ratings used.

Sit Tax-Free Income Fund
September 30, 2007

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)
Municipal Bonds (95.3%) (2)		
Alabama (1.7%)		
1,375,000	AL State Univ. Rev. Series 2006, 5.25%, 8/1/28	1,455,630
300,000	AL Wtr. Pollution Ctrl. Auth. Revolving Fund Lien Series 1998-B (AMBAC insured), 5.00%, 8/15/21	303,948
775,000	ASMS Pub. Educ. Bldg. Rev Series 2006-B (ASMSF LLC Proj.) (Ambac Insured), 4.375%, 9/1/26	765,429
675,000	Birmingham-Southern College Private Educ. Bldg. Rev. Series 1997, 5.35%, 12/1/19	677,308
100,000	DCH Hlth. Care Auth. Fac. Rev. Series 1998 (MBIA insured), 4.875%, 6/01/13	101,824
	Huntsville Hlth. Care Auth. Rev.	
200,000	Series 1997-A (MBIA insured), 5.00%, 6/1/17	203,296
1,000,000	Series 2002-A, 5.625%, 6/1/32	1,047,560
250,000	Series 2007-A, variable rate, 6/1/32	234,482
600,000	Huntsville-Redstone Vlg. Spl. Care Facs. Fin. Auth. Rev Series 2007 (Redstone Vlg. Proj.), 5.25%, 1/1/15	583,728
475,000	Montgomery Special Care Facs. Fin. Auth. Rev. Series 1997-C (Baptist Med. Ctr. Proj.), 5.375%, 9/1/22	485,004
300,000	Montgomery Educ. Bldg. Auth. Rev. Ref. Series 2007 (Faulkner Univ. Proj.) (Radian insured), 5.25%, 10/1/32	300,852
250,000	Valley Spl. Care. Facs. Fin. Auth. Rev. Series 1997-A (Lanier Mem. Hosp.), 5.45%, 11/1/11	254,680
		6,413,741
Alaska (0.1%)		
325,000	Alaska Indl. Dev. & Expt. Auth. Cmnty. Provider Rev. Series 2007 (Boys & Girls Home Proj.), 5.45%, 12/1/11	326,537
Arizona (3.3%)		
1,500,000	Arizona Hlth. Care Facility Auth. Rev. Series 2007 (Beatitudes Campus Proj.), 4.75%, 10/1/10	1,485,525
1,179,900	Arizona Hlth. Facs. Auth. Rev. Series 2007-A (New Ariz. Family Proj.), 5.25%, 7/1/27	1,168,573
200,000	Bullhead City Special Assessment Impt. Dist. Series 1993 (Bullhead Pkwy. Proj.), 6.10%, 1/1/10	200,662
500,000	Flagstaff Spl. Assessment Series 2007 (Aspen Place Sawmill Impt. Proj.), 5.00%, 1/1/22	503,035
500,000	Maricopa Co. Indl. Dev. Auth. Hlth. Facs. Rev. Series 2007-A (Catholic Healthcare West Proj.), 5.25%, 7/1/32	510,295
	Maricopa Co. Indl. Dev. Auth. Multifamily Hsg. Rev.:	
400,000	Series 1996-A (Place Five & Greenery Apts. Proj.), Escrowed to Maturity, 6.625%, 1/1/27	429,828
480,000	Series 1996-B (Advantage PT, etc. Proj.), Escrowed to Maturity, 7.375%, 7/1/26	486,346
100,000	Maricopa Co. Pollution Ctrl. Rev. Ref. Public Svc. Series 1996-A (New Mexico Public Svc. Co. Proj.), 6.30%, 12/1/26	101,189
210,000	Maricopa Co. Sch. Dist. No. 60 Certificate of Participation Series 2007, 4.40%, 12/1/10 (5)	209,311
150,000	Parkway Cmnty. Facility Dist. No. 1 G.O. Series 2006, 4.85%, 7/15/15	145,574
700,000	Phoenix Street & Hwy. User Rev. Ref. Jr. Lien Series 1992, 6.25%, 7/1/11	701,295
	Pima Co. Indl. Dev. Auth. Educ. Rev.:	
295,000	Series 2004-I (AZ Charter Schools Proj.), 5.00%, 7/1/12	298,714
250,000	Series 2004-A (Noah Webster Basic School Proj.), 5.25%, 12/15/16	256,160
210,000	Series 2005-M (AZ Charter Schools Proj.), 5.70%, 7/1/23	213,627
705,000	Series 2006 (Choice Educ. & Dev. Corp. Proj.), 6.00%, 6/1/16	715,878
1,000,000	Series 2006-A (Sonoran Science Academy Proj.), 5.35%, 12/1/17	977,690
560,000	Series 2007-O (AZ Charter Schools Proj.), 4.65%, 7/1/14	550,726
400,000	Ref. Series 2007 (Tucson Country Day School Proj.), 5.00%, 6/1/22	387,836
500,000	Series 2007 (Center For Academic Success Proj.), 5.375%, 7/1/22	505,060
565,000	Pinal Co. Indl. Dev. Auth. Correctional Fac. Rev. Series 2006-A (Florence West Prison Proj.) (ACA insured), 5.25%, 10/1/23	572,690
500,000	Pinal Co. Certificate of Participation Series 2004, 5.00%, 12/1/26 (5)	504,165
	Quail Creek Cmnty. Fac. Dist. G.O. Series 2006:	
585,000	4.85%, 7/15/12	576,705
500,000	5.15%, 7/15/16	493,220
360,000	Verrado Cmnty. Facilities Dist. No. 1 G. O. Series 2006, 4.85%, 7/15/14	350,906
500,000	Westpark Cmnty. Facilities Dist. G.O. Series 2006, 4.90%, 7/15/16	483,520
		12,828,530

Quantity ($)	Name of Issuer	Market Value ($)(1)
Arkansas (0.6%)		
750,000	Bentonville Co. ISD No. 6 Refunding & Construction G.O. Series 2003-A (Ambac insured), 4.75%, 6/1/24	752,932
460,000	Maumelle HDC First Lien Rev. Ref. Series 1992-A (Section 8), 7.875%, 7/1/09	460,860
1,000,000	White Co. Hlth. Care Fac. Rev. Series 2005 (White Co. Med. Ctr. Proj.), 5.00%, 12/1/14	1,015,710
		2,229,502
California (6.2%)		
80,000	ABAG Fin. Auth. For Nonprofit Corp. Rev Series 2002 (Redwood Sr. Homes & Svcs. Proj.), 4.10%, 11/15/07	80,008
100,000	Agua Caliente Band Cahuilla Indians Rev. Series 2003, 4.60%, 7/1/08	100,033
120,000	Bay Area Govt. Assoc. Tax Allocation Rev. Series 1994-A (FSA insured), 6.00%, 12/15/14	120,617
250,000	Blythe Redev. Agy. Tax Allocation Ref. Series 1997 (Proj. No. 1), 5.80%, 5/1/28	251,595
405,000	CA Co. Tobacco Securitization Agy. Asset-Backed Rev. Series 2002 (Alameda Co.), 4.75%, 6/1/19	393,170
350,000	CA Co. Tobacco Securitization Agy. Asset-Backed Conv. Bond Rev. Series 2007-B, 5.10%, 6/1/28	296,439
	CA Co. Tobacco Securitization Agy. Rev. Series 2007-A (Golden Gate Tob. Proj.):	
500,000	4.50%, 6/1/21	479,245
500,000	5.00%, 6/1/36	435,605
	CA Cmnty. Hsg. Fin. Agy. Lease Rev. Pass Thru Oblig.:	
150,000	Series 2005-D, 4.875%, 4/1/12	150,273
440,000	Series 2005-F, 4.85%, 11/1/12	439,503
220,000	CA Dept. Water Resources Rev. Series 1996-Q (Central Valley Proj.)(MBIA insured), 5.375%, 12/1/27	222,169
135,000	CA Educ. Facs. Auth. Rev. Refunded Series 1996 (Chapman Univ. Proj.), 5.125%, 10/1/26	136,492
50,000	CA G.O. Series 1996, 5.25%, 6/1/21	50,380
495,000	CA Govt. Fin. Auth. Lease Rev. Series 2003-A (Placer Co. Transportation Proj.), 6.00%, 12/1/28	523,997
	CA Hlth. Facs. Fin. Auth. Rev.:	
500,000	5.00%, 4/01/08	502,565
500,000	5.50%, 4/01/11	521,330
500,000	CA Fin. Auth. Educ. Rev. Series 2006-A (American Heritage Educ. Fndtn. Proj.), 5.25%, 6/1/26	497,020
	CA Public Works Board Lease Rev. Series 1993-A (Various CA State Univ. Proj.):	
300,000	5.25%, 12/1/13 (5)	300,342
625,000	5.50%, 12/1/18	625,675
	CA Statewide Cmntys. Dev. Auth. Rev.:	
480,000	Series 2005 (Daughters of Charity Hlth. Proj.), 5.25%, 7/1/11	496,478
1,000,000	Series 2007 (Lancer Educ. Student Hsg. Proj.), 5.40%, 6/1/17	1,004,410
235,000	Garden Grove C.O.P Series 1993 (Bahia Village/Emerald Isle Proj.)(FSA insured), 5.70%, 8/1/23	235,719
	Golden State Tobacco Securitization Corp. Asset-Backed Rev.:	
	Series 2005-A:	
2,000,000	5.00%, 6/1/19	2,017,760
1,250,000	Interest Appreciation Bonds, zero coupon, 4.55% effective yield, 6/1/22	1,072,375
175,000	Industry Urban Dev. Agy. Tax Allocation Ref. Series 2002-2, 4.75%, 5/1/21	178,108
775,000	Intercommunity Hosp. Fin. Auth. C.O.P Series 1998 (ACA insured), 5.25%, 11/1/19	784,873
250,000	Lompoc Healthcare Dist. G.O. Series 2007 (Election 2005) (XLCA insured), 5.00%, 8/1/34	255,327
750,000	Los Angeles Hsg. Auth. Rev. Series 2007-A (Radian insured), 5.00%, 6/1/29	742,117
500,000	Northern CA Gas Auth. No. 1 Rev. Series 2007, variable rate, 7/1/27	468,660
500,000	Northern CA Pwr. Agy. Pub. Pwr. Rev. Ref. Series 1998-A (Hydroelectric Proj. #1), 5.20%, 7/1/32	509,670
665,000	Northern CA Tobacco Securitization Auth. Asset-Backed Rev. Series 2005-A1, 4.75%, 6/1/23	645,629
500,000	Oakland UNI Sch. Dist. Alameda Co. G.O. Series 2005 (MBIA insured), 5.00%, 8/1/24	523,740
1,000,000	Rancho Cucamonga Redev. Agy. Tax Allocation Series 1996 (MBIA insured), 5.25%, 9/1/16	1,011,350
500,000	Sacramento Co. Wtr. Fin. Auth. Rev. Series 2007-B (Wtr. Agy. Zones 40 & 41 Proj.), Variable rate, 6/1/39	465,935
1,000,000	San Bernardino City. Sch. Dist. G.O. Cap. Appreciation Series 2007 (MBIA insured), zero coupon, 4.72% effective yield, 8/1/29	330,060

See accompanying notes to portfolios of investments on page 58.

Quantity ($)	Name of Issuer	Market Value ($)(1)
2,750,000	San Bernardino Co. C.O.P. Series 1996 (Med. Ctr. Fin. Proj.) (MBIA insured), 5.00%, 8/1/28	2,780,003
750,000	San Joaquin Hills Toll Rd. Rev. Refunding Series 1997-A, 5.25%, 1/15/30	762,353
500,000	Santa Clara Redev. Agy. Tax Allocation Series 2003 (Bayshore North Proj.) (MBIA insured), 5.00%, 6/1/15	501,245
	Santa Rosa Rancheria Tachi Yokut Tribe Enterprise Rev.:	
	Series 2006:	
215,000	4.50%, 3/1/11	212,910
385,000	4.875%, 3/1/16	384,854
2,000,000	Series 2001-B, 6.00%, 5/15/22	2,055,520
250,000	Yuba Redev. Agy. Tax. Allocation Series 2007, 5.125%, 9/1/27	252,023
		23,817,577
Colorado (2.4%)		
385,000	Aurora Golf Course Enterprise Sys. Rev. Ref. Series 2005, 4.00%, 12/1/08	384,369
250,000	Baptist Rd. Rural Transportation Auth. Sales & Use Tax. Rev. Series 2007, 4.80%, 12/1/17	246,072
215,000	CO Educ. & Cultural Fac. Rev. Ref. Series 2003-C (Cheyenne Mtn. Charter Sch. Proj.), 4.625%, 6/15/12	224,180
	CO HFA Single Family Program Senior Series:	
35,000	1996B-2, 7.45%, 11/1/27	35,519
35,000	1997B-3, 6.80%, 11/1/28	35,884
	CO Hlth. Fac. Auth. Rev.:	
230,000	Series 2000-A (Porter Place Proj.) (GNMA collateralized), 5.10%, 1/20/11	234,496
250,000	Series 2005 (Covenant Retirement Cmntys. Proj.), 4.50%, 12/1/07	250,102
400,000	Series 2005 (Covenant Retirement Cmntys. Proj.), 4.50%, 12/1/08	401,160
390,000	Unrefunded Balance Rev. Series 2000 (Evangelical Lutheran Proj.), 6.25%, 12/1/10	404,750
750,000	Series 2007 (Yampa Valley Med. Ctr. Proj.), 5.00%, 9/15/22	733,755
1,000,000	Compark Business Campus Met. Dist. Ref. & Impt. G.O. Series 2007-A (Radian insured), 5.75%, 12/1/27	1,058,350
1,000,000	Denver Hlth. & Hosp. Auth. Healthcare Rev. Series 2007-B, variable rate, 12/1/33	918,500
600,000	Denver Hsg. Corp. Multifamily Rev. Ref. Series 1997-A (Section 8), 5.35%, 10/1/12	606,408
255,000	Denver West Met. Dist. Refunding G.O. Series 2005, 3.40%, 12/1/07	254,765
250,000	Fiddlers Business Impt. Dist Greenwood Vlg. Ref. & Cap. Impt.. G.O. Sr. Lien Series 2007-1, (ACA insured), 5.00%, 12/1/32	237,955
500,000	Inverness Wtr. & Sanitation Dist. Arapahoe & Douglas Cos. G.O. Series 2006-A (Radian insured), 4.60%, 12/1/19	492,185
1,000,000	Lyons Rev. Series 2006 (Longmont Humane Soc. Proj.), 4.75%, 11/30/16	977,410
500,000	Maher Ranch Met. Dist. No. 4 Ref. G.O. Series 2007 (Radian insured), 5.25%, 12/1/36	501,920
1,250,000	Midcities Metro Dist. No. 2 G.O. Ref. & Impt. Series 2006 (Radian insured), 5.125%, 12/1/30	1,253,088
205,000	SBC Met. Dist. G.O. Ref. Series 2005 (ACA insured), 3.00%, 12/1/07	204,455
		9,455,323
Connecticut (0.8%)		
1,300,000	CT Dev. Auth. Pollution Ctrl. Rev. Ref. Series 1993-A (CT Light & Power Proj.), 5.85%, 9/1/28	1,338,259
450,000	CT Hlth. & Educ. Facs. Auth. Rev. Series 2007-C (Hosp. Spl. Care Proj.), 5.25%, 7/1/27	457,177
	Mashantucket Western Pequot Tribe Subordinated Special Rev.:	
750,000	Series 2006-A, 5.50%, 9/1/36	750,487
300,000	Series 1997-B, 5.75%, 9/1/18	303,792
500,000	Series 1999-B, zero coupon, 5.12% effective yield on purchase date, 9/1/26	317,960
		3,167,675
District of Columbia (0.2%)		
750,000	DC Rev. Series 2006 (Friendship Pub. Charter Sch. Proj.) (ACA insured), 5.00%, 6/1/26	733,912
Delaware (0.1%)		
500,000	Millsboro Spl. Oblig. Rev. Series 2007-A (Plantation Lakes Spl. Dev. Proj.), 5.45%, 7/1/36	476,280

Quantity ($)	Name of Issuer	Market Value ($)(1)
Florida (5.1%)		
90,000	Arbor Greene Cmnty. Dev. Dist. Spl. Assmt. Rev. Ref. Series 2006, 5.00%, 5/1/19	92,177
50,000	Bay Med. Ctr. Hosp. Rev. Ref. Series 1996 (Bay Med. Ctr. Proj.), 5.55%, 10/1/15	50,561
780,000	Belmont Cmnty. Dev. Dist. Cap. Impt. Rev. Series 2006-B, 5.125%, 11/01/14	736,694
550,000	Brevard Co. Hlth. Facs. Auth. Hlth. Care Facs. Rev. Series 2005 (Health First, Inc. Proj.), 5.00%, 4/1/36	545,864
100,000	Broward Co. Hsg. Fin. Auth. Multifamily Hsg. Rev. Ref. Series 1996 (Tamarac Pointe Apt. Proj.) (GNMA collateralized), 6.15%, 7/1/16	101,139
460,000	Capital Trust Agy. Hsg. Rev. Series 2005-B (Sub-Atlantic Hsg. Foundation Proj.), 4.50%, 7/1/15	467,668
	Capital Trust Agy. Multifamily Rev. Sr. Series 2003-A:	
625,000	(Golf Villas, Rivermill, and Village Square Apts. Proj.), 4.75%, 6/1/13	604,137
1,000,000	(American Opportunity Proj.), 5.875%, 6/1/38	1,003,580
50,000	Clearwater Hsg. Auth. Rev. Ref. Series 1997 (Hamptons At Clearwater Proj.) (ACA insured), 5.40%, 5/1/13	51,281
45,000	Cocoa Cap. Impt. Rev. Series 1998 (MBIA insured), 5.00%, 10/1/22	45,938
50,000	Collier Co. Indl. Dev. Auth. Hlth. Care Facs. Rev. Series 2004 (Naples Cmnty. Hosp. Proj.), 4.65%, 10/1/34	50,348
545,000	Collier Co. HFA Multifamily Hsg. Rev. Series 2002-C (Goodlette Arms Proj.), 5.25%, 8/15/15	562,767
400,000	Connerton West Cmnty. Dev. Dist. Cap. Impt. Spl. Assmt. Rev. Series 2007-B, 5.125%, 5/1/16	369,156
5,000	Double Branch Cmnty. Dev. Dist. Spl. Assmt. Series 2003-C, 5.125%, 5/1/08	5,001
	Escambia Co. Hlth. Facs. Auth. Rev. Series 1998 (Baptist Hosp. & Manor Proj.):	
200,000	5.00%, 10/01/08	201,662
630,000	5.125%, 10/1/19	635,846
200,000	Fiddlers Creek Cmnty. Dev. Dist. No. 2 Spl. Assmt. Rev. Series 2003-B, 5.75%, 5/1/13	200,966
500,000	FL Div. Bd. Fin. Dept. Gen. Svcs. Rev. Series 1997-A, 5.00%, 7/1/11	505,200
	FL Brd. Pub. Educ. Cap. Outlay G.O.:	
25,000	Ref. Series 1989-A, 5.00%, 6/1/24	25,023
1,000,000	Series 1997-B, 4.75%, 6/1/21	1,004,400
45,000	FL Correctional Privatization Commn. Certificate of Participation Series 1995-B (Polk Co. 350 Bed Youth Proj.), 5.00%, 8/1/17	45,049
95,000	Forest Creek Cmnty. Dev. Dist. Cap. Impt. Spl. Assmt. Rev. Series 2005-B, 4.85%, 5/1/11	91,660
435,000	Heritage Isle At Viera Cmnty. Dev. Dist. Special Assessment Series 2006, 5.00%, 11/1/13	411,988
	Highlands Co. Hlth. Fac. Auth. Hosp. Rev. (Aventist Hlth. Proj.):	
90,000	Ref. Series 2005-B, 5.00%, 11/15/30	90,292
200,000	Series 2006-C, 5.25%, 11/15/36	204,352
85,000	Hillsborough Co. Educ. Facs. Auth Rev. Ref. Series 1998 (Univ. of Tampa Proj.), 5.75%, 4/1/18	87,438
1,500,000	Hillsborough Co. Indl. Dev. Auth. Hosp. Rev. Ref. Series 2003-A (Tampa Gen. Hosp. Proj.), 5.25%, 10/1/24	1,532,505
475,000	Hillsborough Co. Indl. Dev. Auth. Indl. Rev. Series 1999-A (Hlth. Facs. Proj. - Univ. Cmnty. Hosp.), 5.625%, 8/15/23	482,206
250,000	Gateway Services Cmnty. Dev. Dist. Spl. Assmt. Series 2003-B (Sun City Ctr. Proj.), 5.50%, 5/1/10	250,057
250,000	Gramercy Farms Cmnty. Dev. Dist. Spl. Assessment Series 2007-B, 5.10%, 5/1/14	236,582
580,000	Jacksonville Econ. Dev. Commn. Hlth. Care Facs. Rev. Ref. Series 2007-A (FL Proton Therapy Inst. Proj.), 6.00%, 9/1/17	599,239
500,000	Jacksonville Econ. Dev. Commn. Rev. Series 2007-A, 4.55%, 3/1/47	451,825
500,000	Lake Ashton Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series 2006-B, 5.00%, 11/1/11	482,945
	Lakeland Hosp. Sys. Rev. Ref.:	
80,000	Series 1996 (Lakeland Regl. Med. Center Proj.), 5.25%, 11/15/25	81,156
450,000	Series 1997 (Lakeland Regl. Med. Center Proj.) (MBIA insured), 5.00%, 11/15/22	454,734
1,000,000	Lee Co. Indus. Dev. Auth. Hlth. Care Fac. Rev. Series 2007-A (Lee Charter Foundation), 5.25%, 6/15/27	944,770
250,000	Magnolia Creek Cmnty. Dev. Dist. Rev. Series 2007-B, 5.60%, 5/1/14	243,282
300,000	Madeira Cmnty. Dev. Dist. Spl. Assmt. Rev. Series 2007-B, 5.25%, 11/1/14	285,477
405,000	Marion Co. Hosp. Dist. Rev. Series 1999 (Munroe Hlth. Sys. Proj.), 5.25%, 10/1/10	420,564

See accompanying notes to portfolios of investments on page 58.

Quantity ($)	Name of Issuer	Market Value ($)(1)
405,000	Martin Co. Hlth. Fac. Auth. Hosp. Rev. Ref. Series 2002-B (Martin Memorial Med. Ctr. Proj.), 4.875%, 11/15/12	414,720
820,000	Miami Beach Hlth. Facs. Auth. Hosp. Rev. Series 1998 (Mt. Sinai Med. Ctr. Proj.), 5.375%, 11/15/28	799,730
	Miami - Dade Co. Spl. Obligation:	
500,000	Sub. Series 1997-B, 5.00%, 10/1/37	504,330
265,000	Sub. Series 1997-B, zero coupon, 5.44% effective yield, 10/1/33	64,745
100,000	Cap. Apprec. & Income Sub Series 2005-B, variable rate, 10/1/35	93,536
40,000	Miami-Dade Co. Pub. Service Tax Rev. Series 1999 (UMSA Pub. Impts. Proj.), 5.00%, 10/1/23	41,204
1,000,000	New River Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series 2006-B, 5.00%, 5/1/13	950,750
215,000	North Broward Hosp. Dist. Rev. Series 1997 (MBIA insured) Unrefunded Balance Series, 5.375%, 1/15/24	217,397
20,000	Ocala Cap. Impts. Certificate of Participation Rev. Series 1995, 5.375%, 10/1/22	20,026
120,000	Orange Co. Hlth. Facs. Auth. Rev. Ref. Series 2005 (Orlando Lutheran Proj.), 4.625%, 7/1/09	119,342
60,000	Orlando & Orange Co. Expressway Auth. Rev. Jr. Lien Series 1998, 5.00%, 7/1/28	60,929
	Palm Beach Co. Hlth. Fac. Auth. Rev.:	
500,000	Series 1997 (Abbey Delray South Proj.), 5.50%, 10/1/11	505,425
200,000	Ref. Series 2003 (Abbey Delray South Proj.), 5.15%, 10/1/12	206,358
90,000	Series 1993 (Jupiter Med. Ctr. Inc. Proj.) (FSA insured), 5.25%, 8/1/18	90,101
10,000	Parklands Lee Cmnty. Dev. Dist. Spl. Assmt. Series 2004-B, 5.125%, 5/1/11	10,004
55,000	Pinellas Co. Swr. Rev. Ref. Unrefunded Balance Series 1998 (FGIC insured), 5.00%, 10/1/24	56,139
	Pinellas Co. Educ. Fac. Auth. Rev. Series 2006 (Eckerd College Proj.) (ACA insured):	
350,000	4.50%, 10/1/14	348,957
680,000	4.625%, 10/1/16	673,826
3,105,000	Port Everglades Auth. Rev. Ref. Series 1989-A (FSA insured), 5.00%, 9/1/16	3,112,918
750,000	Riverwood Estates Cmnty. Dev. Dist. Spl. Assessment Series 2006-B, 5.00%, 5/1/13	713,063
500,000	Sarasota Co. Hlth. Facs. Auth. Retirement Rev. Ref. Series 2007 (Village on the Isle Proj.), 5.50%, 1/1/27	492,370
250,000	Sarasota Natl. Cmnty. Dev. Dist. Spl. Assessment Rev. Series 2007, 5.30%, 5/1/39	217,423
500,000	Seminole Tribe Spl. Oblig. Rev. Series 2007-A, 5.50%, 10/1/24	510,020
500,000	St. Johns Co. Indl. Dev. Auth. Hlth. Care Rev. Ref. Series 2007-A (Bayview Proj.), 5.00%, 10/1/17	480,580
250,000	South Broward Hosp. Dist. Rev. Ref. Series 2007 (South Broward Hosp. Dist. Proj.), 4.75%, 5/1/24	246,043
	South Lake Co. Hosp. Dist. Rev. Series 2003 (South Lake Hosp. Inc. Proj.):	
190,000	4.25%, 10/1/08	189,795
780,000	5.50%, 10/1/13	810,170
850,000	Sterling Hill Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series, 5.10%, 5/1/11	826,897
1,000,000	Stoneybrook South Cmnty. Dev. Dist. Spl. Assmt. Rev. Series 2007-B, 5.45%, 11/1/15	952,780
500,000	Volusia Co. Educ. Auth. Rev. Ref. Series 2005 (Embry-Riddle Proj.), 5.00%, 10/15/35	491,105
995,000	Verano Ctr. Cmnty. Dev. Dist. Spl. Assessment Series 2006-B (Dist. No. 1 Infrastructure Proj.), 5.00%, 11/1/12	949,747
750,000	Waters Edge Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series 2006-B, 5.00%, 11/1/12	715,890
50,000	West Villages Impt. Dist. Spl. Assmt. Rev. Series 2006 (Unit of Dev. No. 3), 5.50%, 5/1/37	44,968
500,000	Zephyr Ridge Cmnty. Dev. Dist. Spl. Assessment Rev. Series 2006-B, 5.25%, 5/1/13	481,230
		31,068,047
Georgia (1.5%)		
500,000	Atlanta Dev. Auth. Rev. Series 2005-C (Tuff ATDC Proj.), 5.00%, 1/1/31	500,865
750,000	Chatham Co. Hosp. Auth. Rev. & Impt. Series 2004-A (Mem. Health Univ. Proj.), 5.50%, 1/1/34	758,235
590,000	Cobb Co. Dev. Auth. Pkg. Rev. Series 2004 (Kennesaw State Univ. Fdn., Inc. Proj.) (MBIA insured), 5.00%, 7/15/29	610,213
1,500,000	East Point Tax Allocation Series 2002-A, 8.00%, 2/1/26	1,665,405
750,000	Fulton Co. Dev. Auth. Rev. Series 2007-A, 5.25%, 11/1/28	716,370
250,000	Gainesville Redev. Auth. Educ. Facs. Rev. Ref. Series 2007 (Riverside Military Academy Proj.), 5.125%, 3/1/27	242,512
250,000	Medical Ctr. Hosp. Auth. Rev. Ref. Series 2007 (Spring Harbor Green Isl. Proj.), 5.25%, 7/1/27	232,542

Quantity ($)	Name of Issuer	Market Value ($)(1)
	Private Colleges & Univ. Auth. Rev. Ref.:	
	Series 1999-A (Mercer Univ. Proj.):	
300,000	4.45%, 10/1/07	300,006
750,000	5.25%, 10/1/14	767,835
100,000	Series 2001 (Mercer Univ. Proj.), 5.00%, 10/1/11	101,947
		5,895,930
Illinois (11.9%)		
300,000	Annawan Tax Allocation Series 2007 (Patriot Renewable Fuels, LLC Proj.), 5.625%, 1/1/18	291,354
475,000	Blue Island Tax Increment G.O. Ref. Series 1997 (MBIA insured), 5.10%, 12/15/12	476,439
500,000	Chicago Brd. Educ. G.O. Series 1997-A (Chicago School Reform Proj.), 5.25%, 12/1/22	511,285
20,000	Chicago Metro Hsg. Dev. Corp. Mtg. Rev. Ref. Series 1992-A (FHA insured) (Section 8), 6.85%, 7/1/22	20,528
250,000	Du Page Co. Spl. Svc. Areano 31 Spl. Tax Series 2006 (Monarch Landing Proj.), 5.40%, 3/1/16	251,670
500,000	Harvey Ref. & Impt. G.O. Series 2007-A, 5.50%, 12/1/27	502,280
100,000	IL DFA Rev. Series 1998 (St. Patrick High School Proj.), 5.125%, 7/15/28	100,415
380,000	IL DFA Rev. Series 2002-A (Chicago Charter School Fdn. Proj.), 5.25%, 12/1/12	387,554
500,000	IL DFA Rev. Ref. Series 2007 (Chicago Charter School Fdn. Proj.), 5.00%, 12/1/36	466,585
1,000,000	IL Fin. Auth. Rev. Ref. Series 2007-A (Christian Homes, Inc. Proj.), 5.25%, 5/15/12	995,190
1,250,000	IL DFA Pollution Control Rev. Ref. Series 2000-A (Ameren CIPS Proj.), 5.50%, 3/1/14	1,250,300
	IL DFA Refunding & New Money Rev. (Cmty. Rehab. Providers Fac. Acquisition Program):	
695,000	Series 1997-A, 5.80%, 7/1/08	703,062
415,000	Series 1997-A, 6.05%, 7/1/19	420,262
120,000	Series 1997-A, 5.90%, 7/1/09	121,668
1,560,000	Series 1997-A, 6.00%, 7/1/15	1,580,530
1,240,000	Series 1997-C, 5.65%, 7/1/19	1,258,687
850,000	Series 1998-A, 5.50%, 7/1/12	864,739
285,000	Series 1998-A, 5.70%, 7/1/19	289,400
330,000	Series 2002-A (Cmnty. Rehab. Providers Fac. Proj.), 5.70%, 7/1/12	347,490
	IL Fin. Auth. Rev.:	
750,000	Ref. Series 2006 (Luther Hillside Village Proj.), 5.25%, 2/1/37	739,995
700,000	Series 2006-A (Three Crowns Park Plaza Proj.), 5.875%, 2/15/38	695,527
500,000	Series 2006-B2 (Three Crowns Park Plaza Proj.), 5.40%, 2/15/38	499,505
	Series 2006 (Tabor Hills Supportive Living Proj.):	
1,000,000	4.40%, 11/15/12	988,790
500,000	5.25%, 11/15/26	489,920
	Series 2006-A (Montgomery Place Proj.):	
1,250,000	5.25%, 5/15/15	1,237,550
500,000	5.75%, 5/15/38	488,005
	Series 2007-A:	
650,000	(Christian Homes, Inc. Proj.), 5.75%, 5/15/26	631,442
500,000	(Sedgebrook, Inc. Fac. Proj.), 5.40%, 11/15/16	495,355
1,500,000	(OSF Healthcare Sys. Proj.), 5.25%, 11/15/22	1,549,920
1,250,000	IL Educ. Facs. Auth. Rev. Series 1998-A (Univ. Chciago Proj.) (MBIA-IBC Insured), 5.125%, 7/1/38	1,272,400
5,000	IL HDA Multifamily Rev. Series 1994-5 (Section 8), 6.75%, 9/1/23 (Section 8), 4.75%, 9/1/23	5,060
500,000	IL Fin. Auth. Educ. Rev. Series 2006-E (Uno Charter School Network Proj.) (ACA Insured), 5.00%, 9/1/26	489,205
	IL Hlth. Fac. Auth. Rev.:	
940,000	Ref. Series 1994 (Passavant Memorial Area Hospital Assn.) (MBIA insured), 5.95%, 10/1/11	971,800
300,000	Ref. Series 1993-A (Hinsdale Hosp Proj.), 7.00%, 11/15/19	314,373
4,100,000	(Ambac Insured), 7.00%, 11/15/19	4,296,431
1,500,000	Ref. Series 1993-B (Glen Oaks Proj.) (Ambac Insured), 7.00%, 11/15/19	1,571,865

See accompanying notes to portfolios of investments on page 58.

Quantity ($)	Name of Issuer	Market Value ($)(1)
55,000	Unrefunded Balance Series 1996 (MBIA insured), 5.80%, 8/15/16	56,188
350,000	Ref. Series 1996-B (Sarah Bush Lincoln Hlth. Ctr. Proj.), 5.50%, 2/15/16	354,980
605,000	Ref. Series 1999 (Silver Cross Hosp. Proj.), 5.25%, 8/15/15	619,726
500,000	Series 2000 (IA Health System Proj.), 6.75%, 2/15/13	539,595
1,900,000	Ref. Series 2003 (Sinai Health Proj.) (FHA Insured), 5.10%, 8/15/33	1,928,804
200,000	IL Sales Tax Rev. Series 1994-U, 5.00%, 6/15/10	200,210
	Lombard Public Facs. Corp. Rev. First Tier:	
	Series 2005-A1 (Conference Ctr. & Hotel Proj.):	
115,000	6.375%, 1/1/15	117,460
750,000	(ACA insured) 5.50%, 1/1/25	766,905
1,000,000	(ACA insured) 5.50%, 1/1/30	1,011,810
1,925,000	Series 2005-B (Conference Ctr. & Hotel Proj.), 5.25%, 1/1/36	1,950,583
2,000,000	Malta Tax Allocation Rev. Series 2006, 5.75%, 12/30/25	1,925,680
1,000,000	Manhattan Spl. Service Area Spl. Tax No. 07-6 Series 2007 (Groebe Farm-Stonegate Proj.), 5.75%, 3/1/22	989,400
250,000	Melrose Park Tax Increment G.O. Series 1999-A (FSA insured), 5.25%, 12/15/15	254,813
250,000	Montgomery Ref. Impt. Spl. Assmt. Series 2007 (Lakewood Creek Proj.) (Radian insured), 4.70%, 3/1/30	235,700
250,000	Quincy Hosp. Rev. Ref. Series 2007, 5.00%, 11/15/17	260,335
	Southwestern IL Dev. Auth. Rev. Series 1999 (Anderson Hosp. Proj.):	
750,000	5.375%, 8/15/15	766,493
2,625,000	5.625%, 8/15/29	2,657,156
	Southwestern IL Dev. Auth. Local Govt. Prog. Rev.:	
1,800,000	Series 1998-A (City of East St. Louis Proj.) Tax Increment Financing Proj., 6.00%, 4/1/10	1,771,326
500,000	Series 2006 (Village of Sauget Proj.), 5.625%, 11/1/26	486,295
335,000	Upper Illinois River Valley Dev. Auth. Rev. Series 2001 (Morris Hosp. Proj.), 6.05%, 12/1/11	357,033
440,000	Will Co. Spl. Educ. Rev. Series 2006, 5.40%, 1/1/18	467,654
500,000	Will Co. Student Hsg. Rev. Series 2002-A (Joliet Junior College Proj.), 6.375%, 9/1/13 (7) (8)	328,650
		45,623,377
Indiana (3.5%)		
500,000	Anderson Economic Dev. Rev. Ref. & Impt. Series 2007 (Anderson Univ. Proj.), 4.75%, 10/1/21	480,695
100,000	Bloomington Sewer Wks. Rev. Series 1999-A (MBIA insured), 5.20%, 1/1/29	103,428
500,000	Boone Co. Redev. Tax Increment Rev. Series 2005-B, 5.375%, 8/1/23	515,375
315,000	Central Nine Career Ctr. Bldg. Corp. Rev. Series 2007, 5.50%, 7/15/15	341,510
100,000	Elkhart Co. Ind. Hosp. Auth. Rev. Series 1998 (Elkhart General Hosp. Proj.), 5.25%, 8/15/28	102,591
	IN Hlth. & Educ. Fac. Fin. Auth. Rev.:	
400,000	Series 2005 (Baptist Homes of IN Proj.), 5.25%, 11/15/25	404,724
1,000,000	Series 2007 (Cmnty. Fndtn. Northwest Proj.), 5.50%, 3/1/22	1,025,080
215,000	IN Hlth. Fac. Fin. Auth. Hlth. Fac. Rev. Series 1998 (Holy Cross Health Sys. Corp. Proj.) (MBIA insured), 5.00%, 12/1/28	218,083
	IN Hlth. Fac. Fin. Auth. Hosp. Rev.:	
	Series 1993 (Community Hosp. of Anderson Proj.) (MBIA insured):	
120,000	6.00%, 1/1/14	122,149
650,000	6.00%, 1/1/23	650,578
600,000	Ref. Series 1998 (Floyd Memorial Hosp. & Hlth. Svcs. Proj.), 5.25%, 2/15/18	608,532
	Series 2001-A (Community Foundation Northwest IN):	
60,000	5.50%, 8/1/13	64,375
1,360,000	5.50%, 8/1/13	1,411,721
405,000	6.375%, 8/1/21	426,546
190,000	6.375%, 8/1/31	198,195
300,000	Series 2004-A (Community Foundation Northwest IN), 4.75%, 3/1/14	300,930
500,000	IN HFA Single Family Mtg. Rev. Ref. Series 1992-A, 6.80%, 1/1/17	512,825

Quantity ($)	Name of Issuer	Market Value ($)(1)
	IN Hlth. Fac. Fin. Auth. Rev. Ref. Series 1998:	
170,000	(Greenwood Village South Proj.), 5.35%, 5/15/08	170,056
1,875,000	(Marquette Manor Proj.), 5.00%, 8/15/18	1,886,887
1,155,000	IN State Dev. Fin. Auth. Rev. Educ. Facs. Series 2003 (Archdiocese Indpls. Proj.), 5.50%, 1/1/33	1,193,993
500,000	Paoli Bldg. Corp. Rev. Series 2007, 5.00%, 1/15/32	502,140
1,100,000	Rockport Poll. Ctl. Rev. Series 2002-A (Indiana Michigan Pwr. Co. Proj.), 4.625%, 6/1/25	1,092,718
500,000	St. Joseph Co. Hosp. Auth. Hlth. Fac. Rev. Series 2005 (Madison Ctr. Oblig. Group Proj.), 5.25%, 2/15/28	498,730
500,000	Vigo Co. Hosp. Auth. Rev. Series 2007 (Union Hosp. Inc. Proj.), 5.50%, 9/1/27	485,260
		13,317,121
Iowa (1.1%)		
	Coralville Urban Renewal Rev. Tax Increment Series 2006-A:	
240,000	5.00%, 6/1/11	241,985
115,000	5.00%, 6/1/12	115,945
120,000	5.00%, 6/1/14	120,438
185,000	5.00%, 6/1/15	185,522
405,000	Dickinson Co. Hsg. Sr. Rev. Series 2006-A (Spirit Lake - GEAC LLC Proj.), 5.375%, 12/1/16	392,012
345,000	Iowa Fin. Auth. Cmnty. Provider Rev. Series 2007 (Boys & Girls Proj.), 5.40%, 12/1/10	342,595
	IA Fin. Auth. Sr. Hsg. Rev. Ref. Series:	
350,000	2006-A (Bethany Life Cmntys. Proj.), 5.20%, 11/1/16	340,599
410,000	2007-A (Wedum Walnut Ridge LLC Proj.), 5.00%, 12/1/14	399,844
1,130,000	IA Fin. Auth. Multifamily Hsg. Rev. Ref. Series 1997-A (Kingswood Apts. Proj.) (GNMA-collateralized), 6.15%, 5/1/32	1,151,312
100,000	IA Fin. Auth Single Family Rev. Series 2000-D (GNMA/FNMA Mtg. Backed Sec. Proj.), 5.75%, 7/1/09	102,624
500,000	Palo Alto Co. Hosp. Rev. Series 2006 (Palo Alto Co. Hosp. Proj.), 5.25%, 8/1/24	475,285
400,000	Washington Co. Hosp. Rev. Series 2006 (Washington Co. Hosp. Proj.), 5.125%, 7/1/15	401,620
		4,269,781
Kansas (0.1%)		
25,000	Olathe & Labette Cos. Mtg. Loan Rev. Series 1991-B (GNMA collateralized) zero coupon, 7.56% effective yield on purchase date, 2/1/23	8,484
375,000	Sterling Educ. Fac. Rev. Series 2007 (Sterling College Proj.), 5.375%, 11/1/27	349,065
		357,549
Kentucky (0.1%)		
220,000	Dawson Springs Water & Sewer Rev. Ref. Series 1997, 5.10%, 9/1/13	224,618
350,000	KY Hsg. Corp. Rev. Series 2007-G, 4.75%, 7/1/32	345,957
		570,575
Louisiana (4.2%)		
7,200,000	Capital Appreciation Series 2000-D1 (GNMA & FNMA collateralized) zero coupon, 6.46% effective yield, 4/1/34	1,337,328
400,000	Denham Springs - Livingston Hsg. & Mtg. Rev Series 2007, 5.00%, 11/1/40	413,600
	East Baton Rouge Fin. Auth. Single Family Mtg. Rev. Ref Series 2007-A:	
750,000	4.40%, 10/1/23	731,145
500,000	4.50%, 10/1/28	481,565
600,000	Houma-Terrebonne Pub. Tr. Fin. Auth. Single Family Mortgage-Backed Rev. Series 2007 (GNMA/FNMA/FHLMC supported), 5.15%, 12/1/40	627,342
500,000	New Orleans Auth. Spl. Tax Sr. Sub. Series 2003-A (Ernest N Morial Proj.) (Ambac Insured), 5.25%, 7/15/28	541,430
	Jefferson Parish Fin. Auth. Single Family Mtg. Rev. Series 2007-D:	
300,000	4.00%, 12/1/23	301,161
1,900,000	5.00%, 6/1/38	1,984,987
500,000	Juban Park Cmnty. Dev. Dist. Special Assessment Series 2006, 5.15%, 10/1/14	494,100
1,250,000	Layayette Pub. Fin. Auth. Single Family Mortgage Backed Rev. Series 2007 (GNMA/FNMA/FHLMC supported), 5.35%, 1/1/41	1,305,962

See accompanying notes to portfolios of investments on page 58.

Sit Tax-Free Income Fund
September 30, 2007
Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)
	LA Hsg. Fin. Agy. Single Family Mtg. Rev.:	
250,000	Series 2007-A1 (Home Ownership Proj.), 4.40%, 12/1/23	243,657
	Series 2007-B1 (Home Ownership Proj.):	
250,000	4.80%, 12/1/22	254,245
1,000,000	5.00%, 12/1/32	1,012,950
2,250,000	5.70%, 12/1/38	2,457,315
	LA Public Facs. Auth. Rev:	
500,000	Series 1995-A (Glen Retirement Sys. Proj.), 6.50%, 12/1/15	501,485
750,000	Ref. Series 2007-A2 (Tulane Univ. Proj.), variable rate, 2/15/36	725,880
1,500,000	St. John Baptist Parish Rev. Series 2007-A (Marathon Oil Corp.), 5.125%, 6/1/37	1,492,860
1,174,803	St. Tammany Parish Fin. Auth. Single Family Mtg. Rev. Series 2007-A (Home Ownership Prog. Proj.) (GNMA/FNMA/FHLMC Backed Securities Proj.), 5.25%, 12/1/39	1,221,443
		16,128,455
Maine (0.5%)		
1,000,000	Skowhegan Pollution Ctrl. Rev. Ref. Series 1993 (Scott Paper Co. Proj.), 5.90%, 11/1/13	1,001,820
1,000,000	South Berwick Educ. Rev. Series 1998 (Berwick Academy Issue), 5.25%, 8/1/13	1,016,260
		2,018,080
Maryland (0.6%)		
500,000	Annapolis Econ. Dev. Rev. Series 2007-B (St. Johns College Fac. Proj.), 5.00%, 10/1/27	502,460
200,000	Howard Co. Retirement Cmnty. Rev. Ref. Series 2007-A (Vantage House Fac. Proj.), 4.50%, 4/1/10	198,606
310,000	MD Economic Dev. Corp. Rev. Ref. Sr. Lien Series 2006-A (Chesapeake Bay Proj.), 4.75%, 12/1/11	308,704
1,150,000	MD Hlth. & Hgr. Educ. Fac. Auth. Rev. Series 2007-B (King Farm Presbyterian Cmnty. Proj.), 4.75%, 1/1/13	1,138,017
		2,147,787
Massachusetts (1.9%)		
380,000	Lynn Wtr. & Swr. Rev. Series 2003-A (MBIA Insured), 5.00%, 12/1/32	389,504
500,000	MA St. G.O. Series 2007-A (FGIC insured), variable rate, 5/1/37	471,865
2,000,000	MA St. College Bldg. Auth. Proj. Rev. Series 1999-1 (MBIA Insured), 5.375%, 5/1/39	2,062,900
250,000	MA Hlth. & Educ. Fac. Auth. Rev. Series 1993-E (South Shore Hosp. Proj.) (MBIA insured), 5.50%, 7/1/20	252,867
	MA Dev. Fin. Agy. Rev.	
	Series 2005 (Evergreen Ctr., Inc.):	
195,000	4.00%, 1/1/08	194,780
200,000	4.00%, 1/1/09	198,900
500,000	Series 2005-A (Curry College Proj.) (ACA Insured), 4.55%, 3/1/16	493,445
550,000	Series 2007 (Orchard Cove Proj.), 5.00%, 10/1/17	533,984
	MA Indus. Fin. Agy. Rev. Series:	
600,000	1995 (St. Mark's School Issue), 6.00%, 1/1/15	603,606
1,250,000	1997 (Trustees Deerfield Academy Proj.), 5.00%, 10/1/23	1,275,100
1,000,000	1998-H (Tufts Univ. Proj.), 4.75%, 2/15/28	1,003,530
		7,480,481
Michigan (2.4%)		
	Chandler Park Academy Public School Rev. Series 2005:	
80,000	3.60%, 11/1/07	79,918
125,000	4.00%, 11/1/09	123,394
500,000	5.00%, 11/1/22	488,075
1,000,000	Kent Hosp. Fin. Auth. Rev. Series 2005-A (Met Hosp. Proj.), 6.00%, 7/1/35	1,044,610
	Kentwood Econ. Dev. Ltd. Oblig. Series 2006-A (Holland Home Proj.):	
1,000,000	5.25%, 11/15/26	974,040
500,000	5.375%, 11/15/36	478,025
250,000	Lincoln Park School Dist. G.O. Refunding Series 1998, 5.00%, 5/1/18	251,682

Quantity ($)	Name of Issuer	Market Value ($)(1)
	MI Pub. Educ. Facs. Auth Ltd. Obligation Rev. Ref. Series 2006 (Black River School Proj.):	
115,000	5.125%, 9/1/11	114,391
250,000	5.50%, 9/1/19	248,478
500,000	MI Pub. Educ. Facs. Auth Ltd. Obligation Rev. Series 2007 (Richfield Pub. Sch. Proj.), 5.00%, 9/1/22	488,165
650,000	MI Pub. Educ. Facs. Auth Ltd. Obligation Rev. Ref. Series 2007 (Bradford Proj.), 6.00%, 9/1/16	652,191
500,000	MI St. Univ. Gen. Rev. Series 2007-B (Ambac insured), variable rate, 2/15/37	477,035
250,000	MI Tobacco Settlement Fin. Auth. Sr. Rev. Series 2007-A, 5.125%, 6/1/22	242,580
500,000	Plymouth Educ. Ctr. Charter Schl. Academy Rev. Ref. Series 2005, 5.00%, 11/1/11	504,945
300,000	Pontiac Tax Increment Fin. Auth. Rev. Ref. Series 2002 (Dev. Area 2 Proj.) (ACA insured), 5.625%, 6/1/22	308,844
500,000	Saginaw Hosp Fin. Auth. Series 2000-F (Covenant Med. Ctr. Proj.), 6.50%, 7/1/30	533,130
2,095,000	Southfield Econ. Dev. Corp. Ltd. Obligation Rev. Series 1998-A (Lawrence Tech. Univ. Proj.), 5.25%, 2/1/13	2,119,972
		9,129,475
Minnesota (2.1%)		
740,000	Hopkins Multifamily Hsg. Rev. Series 1996 (Hopkins Renaissance Proj.)(Section 8), 6.375%, 4/1/20	756,184
5,147,819	Intermediate Sch. Dist. 287 Lease Rev. Series 2006, 5.295%, 11/1/32	4,998,017
1,000,000	MN St. Hgr. Educ. Fac. Auth. Rev. Series 2006-6M (College of St. Benedict Proj.), 4.493%, 10/1/16	1,008,210
750,000	North Oaks Sr. Hsg. Rev. Series 2007 (Presbyterian Homes North Oaks Proj.), 5.75%, 10/1/22	753,390
600,000	St. Paul Hsg. & Redev. Auth. Rev. Series 2006 (Nursing Home NTS-Episcopal Proj.), 5.63%, 10/1/33	577,818
		8,093,619
Mississippi (0.6%)		
	MS Dev. Bank Spl. Oblig. Rev. Ref.:	
325,000	Series 1998 (Three Rivers Solid Waste Proj.), 5.125%, 7/1/14	325,143
	Series 2006-B (Magnolia Regl. Hlth. Ctr. Proj.):	
1,000,000	5.00%, 10/1/13	1,027,080
200,000	4.00%, 10/1/08	199,316
250,000	MS Home Corp. Single Fam. Mtg. Rev. Series 2007-C1 (GNMA/FNMA/FHLMC supported), 5.60%, 6/1/38	268,255
365,000	MS Hosp. Equip. & Facs. Auth. Rev. Series 2007-A (MS Baptist Hlth. Sys. Inc. Proj.), 5.00%, 8/15/26	365,263
		2,185,057
Missouri (3.1%)		
200,000	Branson Cmnty. Park Impt. Dist. Spl. Assessment Rev. Series 2007-A, 5.00%, 6/1/10	199,838
	Cape Girardeau Co. Indl. Dev. Auth. Hlth. Care Fac. Rev. (Southwest MO Hosp. Assoc. Proj.):	
80,000	Series 2002, 5.75%, 6/1/32	81,699
1,000,000	Series 2007, 5.00%, 6/1/27	979,090
500,000	Chillicothe Tax Increment Rev Series 2006 (South U.S. 65 Proj.), 5.625%, 4/1/27	492,150
1,000,000	Gravois Bluffs Transportation Dev. Dist. Sales Tax Rev. Series 2007, 4.75%, 5/1/32	973,110
110,000	Greene Co. C.O.P. Series 2000 (Law Enforcement Proj.), 5.50%, 7/1/09 (5)	111,913
335,000	Hannibal Indl. Dev. Auth. Tax Increment & Transn. Dev. Rev. Ref. & Impt. Series 2006 (Stardust-Munger Proj.), 4.70%, 4/15/23	335,231
250,000	Harrisonville Annual Approp. Tax. Rev. Ref. Series 2007 (Harrisonville Towne Ctr. Proj.), 4.625%, 11/1/28	235,987
300,000	I470 & 350 Transportation Dev. Dist. Sales Tax. Rev. Ref. & Impt. Series 2007 (Radian insured), 4.60%, 6/1/29	298,836
1,000,000	Joplin Indl. Dev. Auth. Rev. Ref. Series 2007-F (Christian Homes Inc. Proj.), 5.50%, 5/15/17	1,001,410
250,000	Kansas City Tax Increment Fin. Comm. Rev. Series 2007-A (Maincor Proj.), 5.00%, 3/1/12	248,522
600,000	Lincoln Univ. Auxiliary Sys. Rev. Subordinate Series 2007, 4.65%, 6/1/21	613,008
	Series 2007-E (Independence - Centerpoint Proj.):	
250,000	5.125%, 4/1/25	253,853
500,000	4.75%, 4/1/28	482,835
	MO Hlth. & Educ. Fac. Auth. Rev. Series:	
500,000	2005-A (Sr. Living Fac.-Lutheran Sr. Svcs. Proj.), 5.375%, 2/1/35	502,070
500,000	2007-A (Sr. Living Fac.-Lutheran Sr. Svcs. Proj.), 4.875%, 2/1/18	503,890
485,000	MO Hlth. & Educ. Fac. Auth. Educ. Fac. Rev. Series 1999 (Park College Proj.), 5.55%, 6/1/09	495,141
825,000	MO Environmental Impt. & Energy Res. Auth. Water Fac. Rev. Ref. Series 1996, 5.25%, 12/1/09	834,323

See accompanying notes to portfolios of investments on page 58.

Quantity ($)	Name of Issuer	Market Value ($)(1)
	Riverside Indl. Dev. Auth. Rev. Series:	
500,000	2007-A (Riverside Horizons Proj.) (ACA insured), 5.00%, 5/1/20	501,490
400,000	2007-B (Riverside Horizons Proj.) (ACA insured), 4.50%, 5/1/27	373,764
	St. Louis Indl. Dev. Auth. Sr. Living Facs. Rev.:	
250,000	Series 2007-A (Friendship Vlg. West Proj.), 5.375%, 9/1/21	255,683
1,250,000	Series 2007-B (St. Andrews Residence For Seniors Proj.), 5.375%, 12/1/27	1,257,313
485,000	St. Louis Indl. Dev. Auth. Tax Allocation Rev. Series 2006 (Southtown Redev. Proj.), 5.125%, 5/1/26	460,988
275,000	Univ. City Indl. Dev. Auth. Hsg. Rev. Ref. Series 1995-A (Canterbury Proj., 5.75%, 12/20/15	275,347
		11,767,491
Montana (0.5%)		
954,159	MT Fac. Fin. Auth. Rev. Series 2005 (Great Falls Pre-Release Svcs. Proj.), 5.08%, 4/1/21	990,542
750,000	MT Fac. Fin. Auth. Rev. Series 2007-C (St. Luke Cmnty. Healthcare Proj.), 5.00%, 1/1/22	769,515
		1,760,057
Nebraska (0.2%)		
	Douglas Co. San. & Impt.:	
200,000	Dists. No. 420 G.O. Series 2003, 5.75%, 10/15/26	201,242
220,000	Dists. No. 375 G.O. Series 2003 (Walnut Ridge Proj.), 5.30%, 12/15/23	222,462
500,000	Mead Vlg. Tax Allocation Rev. Series 2006-A (E3 Biofuels - Mead LLC Proj.), 5.125%, 7/1/12	495,390
		919,094
Nevada (0.9%)		
1,000,000	Clark Co. Poll. Ctrl. Rev. Ref. Series 1995-D (Nev. Pwr. Co. Proj.) (ACA-CBI Insured), 5.30%, 10/1/11	1,000,910
415,000	Clark Co. Impt. Spl. Assmt. Series 2007-A (Summerlin Proj.), 4.85%, 2/1/17	394,420
600,000	Las Vegas Paiute Tribe Rev. Series 2002A (ACA insured), 6.625%, 11/1/17	657,036
340,000	North Las Vegas LOC Impt. Spl. Assessment Ref. Sub. Spl. Series 2006-B (Impt. Dist. No. 60), 4.50%, 12/1/10	335,141
120,000	NV Hsg. Dev. SF Mtg. Program Mezzanine Series 1998B-1, 5.30%, 4/1/16	122,420
	Reno Hosp. Rev. Series 2007-A (Renown Regl. Med. Ctr. Proj.):	
500,000	5.00%, 6/1/22	508,795
500,000	5.25%, 6/1/32	507,540
		3,526,262
New Hampshire (1.2%)		
	Manchester Hsg. & Redev. Auth. Rev.:	
300,000	Series 2000-B (Radian insured) zero coupon, 5.25% effective yield, 1/1/19	168,129
890,000	Series 2000-A (ACA insured), 6.75%, 1/1/15	938,941
	NH Hlth. & Educ. Fac. Auth. Rev.:	
450,000	Series 2004 (Covenant Hlth. Proj.), 5.00%, 7/1/14	468,009
485,000	Series 2006 (The Memorial Hosp. Proj.), 5.25%, 6/1/16	500,025
615,000	Series 2006-A (Havenwood-Heritage Heights Proj.), 5.00%, 1/1/16	593,573
	NH Hlth. & Educ. Facs. Auth. Hosp. Rev. Series 2004 (Speare Mem. Hosp. Proj.):	
255,000	5.00%, 7/1/10	257,729
500,000	5.00%, 7/1/16	500,920
690,000	NH Higher Educ. & Hlth. Fac. Auth. Rev. Series 1997 (Catholic Charities Proj.), 5.75%, 8/1/12	699,529
135,000	NH Higher Educ. & Hlth. Fac. Auth. Rev. Series 1997 (Monadnock Cmnty. Hosp.), 5.25%, 10/1/07	135,005
265,000	NH Higher Educ. & Hlth. Fac. Auth. Rev. Series 1998 (New Hampton School), 5.00%, 10/1/08	265,774
190,000	NH Higher Educ. & Hlth. Fac. Auth. Rev. Series 1998 (Rivier College Proj.), 5.55%, 1/1/18	193,407
		4,721,041
New Jersey (0.5%)		
	NJ Hlth. Care Facs. Fin. Auth. Rev.:	
365,000	Series 1997 (Capital Health Sys. Proj.), 5.125%, 7/1/12	370,825
250,000	Series 2002 (Englewood Hosp. Proj.) (FHA insured), 5.00%, 2/1/21	258,003
500,000	Series 2007-E (Catholic Hlth. East Issue Proj.), variable rate, 11/15/33	468,520

Quantity ($)	Name of Issuer	Market Value ($)(1)
1,000,000	Tobacco Settlement Fin. Corp. Series 2007-1A, 5.00%, 6/1/41	845,920
		1,943,268
New Mexico (0.4%)		
750,000	Farmington Hosp. Rev. Series 2007-A (San Juan Regl. Med. Ctr. Proj.), 5.25%, 6/1/27	765,922
620,000	NM MFA Forward Mortgage-Backed Series 1995-E (GNMA collateralized), 6.95%, 1/1/26	627,446
250,000	NM State Hosp. Equip. Ln. Council Hosp. Rev. Ref. Series 2007-A (Rehoboth Proj.), 5.00%, 8/15/17	240,003
		1,633,371
New York (1.2%)		
250,000	Albany Indl. Dev. Agy. Civic Fac. Rev. Series 2007-A (Brighter Choice Charter Sch. Proj.), 5.00%, 4/1/20	247,708
500,000	Amherst Indl. Dev. Agy. Civic Fac. Rev. Series 2007 (Beechwood Hlth. Care Ctr. Inc. Proj.), 4.875%, 1/1/13	491,890
500,000	Genesee Co. Indl. Dev. Agy. Civic Fac. Rev. Series 2007 (United Mem. Med. Ctr. Proj.), 4.75%, 12/1/14	487,510
170,000	Monroe Co. Indl. Dev. Agy. Student Hsg. Rev. Series 1999-A (Collegiate Hsg. Fdn. - Rochester Institute of Technology Proj.), 4.90%, 4/1/09	170,921
1,230,000	NY Dorm Auth. Rev. Series 1996-A (Maimonides Med. Ctr. Proj.), 5.75%, 8/1/24	1,238,143
650,000	NY Dorm Auth. Debt Rev. Series 2007-B (N Shore Proj.), variable rate, 5/1/33	612,859
170,000	NY Cos. Tobacco Trust IV Settlement Pass-Thru Rev. Series 2005-A, 4.25%, 6/1/21	159,848
1,060,000	NY Tobacco Settlement Fing. Corp Asset-Backed Rev. Series 2003-C1, 5.00%, 6/1/11	1,061,293
250,000	Seneca Nation Indians Cap. Impt. Auth. Spl. Oblig. Rev. Series 2007-A, 5.00%, 12/1/23	238,533
		4,708,705
North Carolina (1.3%)		
400,000	Albemarle Hosp. Auth. Healthcare Fac. Rev. Ref. Series 2007, 5.25%, 10/1/21	408,428
375,000	Asheville Certificates of Participation Series 1997-A, 5.125%, 6/1/18	379,118
500,000	Charlotte-Mecklenburg Hosp. Auth. Hlth. Care Sys. Rev. Series 1997-A (Carolinas Hlth. Care Proj.), 5.00%, 1/15/14	510,955
160,000	Mecklenburg Co. Indus. Facs. & Pollution Ctrl. Fin. Auth. Rev. Series 1993 (Fluor Corp. Proj.), 5.25%, 12/1/09	160,157
250,000	NC Med. Care Commission Hosp. Rev. Series 1995 (Gaston Memorial Hosp. Proj.), 5.50%, 2/15/19	256,383
	NC Med. Care Commission Retirement Facs. Rev. Ref. Series 2007:	
625,000	(Givens Estates), 5.00%, 7/1/27	591,175
250,000	(Village at Brookwood Proj.), 5.25%, 1/1/32	231,885
	NC Med. Care. Commission Hlth. Care Facs. Rev.:	
150,000	Series 1998-B (Novant Hlth. Proj.), 5.00%, 10/1/28	152,964
525,000	Ref. Series 2005-B (Presbyterian Proj.), 4.90%, 7/1/31	522,260
	NC Med. Care Commission Hlth. Care Hsg. Rev. Series 2004-A:	
500,000	(The ARC of NC Proj.), 4.65%, 10/1/14	503,270
700,000	(ARC Proj.), 5.80%, 10/1/34	718,004
420,000	NC Med. Care Commission Rev. Series 2003 (FHA Insd. Mtg.-Betsy Johnson Proj.) (FSA insured), 5.375%, 10/1/24	448,031
190,000	Northern Hosp. Dist. Surry. Co. Hlth. Care Facs. Rev. Series 1999, 5.50%, 10/1/19	195,493
		5,078,123
North Dakota (0.4%)		
750,000	City of Washburn Series 2007-B (Bismarck State College Fdtn.), 5.01%, 4/1/32	719,258
	Grand Forks Sr. Hsr. Rev. Ref. Series 2006 (4000 VY Square Proj.), 4.50%, 12/1/08	
260,000	4.50%, 12/1/08	259,251
395,000	4.60%, 12/1/10	392,673
175,000	Williams Co. Sales Tax Rev. Series 2006, 5.00%, 11/1/31	170,919
		1,542,101
Northern Mariana Islands (0.1%)		
500,000	Northern Mariana Islands Commonwealth G.O. Ref. Series 2007-B, 5.00%, 10/1/22	480,600

See accompanying notes to portfolios of investments on page 58.

Sit Tax-Free Income Fund

September 30, 2007

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)
Ohio (2.3%)		
100,000	Akron Bath Copley Twp. Hosp. Dist. Rev. Series 2006-A (Akron Gen. Hlth. Sys. Proj.), 4.00%, 1/1/08	100,024
330,000	Blue Ash Tax Allocation Rev. Series 2006 (Duke Realty Ohio Proj.), 5.00%, 12/1/21	336,207
295,000	Cleveland-Cuyahoga Port. Auth. Dev. Rev. Series 1999-A (Port of Cleveland Bond Fund Capital Imprv. Proj.), 5.375%, 5/15/19	297,929
	Cleveland-Cuyahoga Co. Port. Auth. Dev. Rev. :	
700,000	Series 2004-D (Garfield Heights Proj.), 5.25%, 5/15/23	698,474
610,000	Series 2004-E (Meyers Univ. Proj.), 4.65%, 5/15/14	599,057
530,000	Series 2004-E (Meyers Univ. Proj.), 5.60%, 5/15/25	545,895
270,000	Series 2005-B (Fairmount Proj.), 5.125%, 5/15/25	262,653
750,000	Series 2006-A (Sr. Hsg. - St. Clarence - Geac Proj.), 6.00%, 5/1/21	758,482
430,000	Cleveland C.O.P. Series 1997 (Cleveland Stadium Proj.), 5.25%, 11/15/27	439,241
1,000,000	Dayton Special Facs. Rev. Ref. Series 1998-A (Emery Air Freight Proj.), 5.625%, 2/1/18	1,024,500
1,500,000	Hamilton Co. Hlth. Care Rev. Ref. Series 2006-A (Life Enriching Cmntys. Proj.), 5.00%, 1/1/27	1,456,545
750,000	Huron Co. Hosp. Fac. Rev. Ref. & Impt. Series 2007 (Fisher - Titus Med. Proj.), 5.00%, 12/1/22	760,290
805,000	Lorain Co. Hosp. Rev. Series 1997-B (Catholic Hlth.Care Partners Proj.) (MBIA insured), 5.50%, 9/1/27	822,010
500,000	Miami Co. Hosp. Fac. Rev. Ref. Impt. Series 2006 (Upper Valley Med. Ctr. Proj.), 5.25%, 5/15/17	520,125
250,000		255,368
		8,876,800
Oklahoma (1.5%)		
500,000	Atoka Co. Health Care Auth. Hosp. Rev. Series 2007 (Atoka Mem. Hosp. Proj.), 5.875%, 10/1/18	502,475
	Citizen Potawatomi Nation Tax Rev. Series 2004-A:	
660,000	5.00%, 9/1/08	658,799
500,000	6.50%, 9/1/16	523,250
250,000	Langston Econ. Dev. Auth. Rev. Series 2005-A (Langston Univ. Proj.) (ACA insured), 5.00%, 5/1/35	236,410
500,000	Norman Regl. Hosp. Auth. Rev. Series 2005, 5.50%, 9/1/24	515,260
350,000	Oklahoma Dev. Fin. Auth. Rev. Ref. Series 2007 (St. John Hlth. Sys. Proj.), 5.00%, 2/15/32	353,637
915,000	Oklahoma St. Ind. Auth Rev. Series 2006 (YMCA Greater OK Earlywine Proj.), 4.875%, 7/1/22	853,686
400,000	Valley View Hosp. Auth. Rev. Ref. Series 1996, 6.00%, 8/15/14	417,668
1,250,000	Washington Co. Med. Auth. Rev. Bartlesville Ref. Series 1996 (Jane Phillips Med. Ctr. Proj.) (Connie Lee insured), 5.50%, 11/1/10	1,264,150
500,000	Weatherford Hosp. Auth. Rev. Series 2006, 6.00%, 5/1/16	515,870
		5,841,205
Oregon (0.9%)		
500,000	Cow Creek Band Umpqua Tribe of Indians Rev. Series 2006-C, 4.875%, 10/1/08	499,330
200,000	Klamath Falls Intercmnty. Hosp. Auth. Rev. Ref. Series 2002 (Merle West Med. Ctr. Proj.), 5.20%, 9/1/09	203,470
1,250,000	OR G.O. Series 2001-81 (Veterans Welfare Proj.), 5.25%, 10/1/42	1,290,225
100,000	OR Hsg. & Cmty. Svcs. Dept. Mtg. Rev. Series 2000-K, 5.70%, 7/1/22	100,704
1,475,000	Western Generation Agy. Sub. Lien Rev. Series 2006-C (Wauna Cogeneration Proj.), 5.00%, 1/1/21	1,386,249
		3,479,978
Pennsylvania (4.6%)		
	Allegheny Co. Hosp. Dev. Auth. Rev. Series 2003-A (Ohio Valley Gen. Hosp. Proj.):	
245,000	3.30%, 4/1/08	243,667
135,000	3.875%, 4/1/10	133,160
500,000	Butler Co. Gen. Auth. Rev. Series 2007 (Butler Area Sch. Dist. Proj.), variable rate, 10/1/34	485,620
565,000	Chartiers Valley Indl. & Commercial Dev. Auth. Rev. Ref. Series 2003-A (Friendship Village South Proj.), 4.75%, 8/15/11	568,752
1,210,000	Delaware River Port Auth. PA & NJ Rev. Series 1995 (FGIC insured), 5.50%, 1/1/26	1,215,893
555,000	Erie Auth. Pkg. Fac. Rev. Series 2006, 4.60%, 9/1/21	537,445

Quantity ($)	Name of Issuer	Market Value ($)(1)
500,000	Harrisburg Auth. Univ. Rev. Series 2007-A (Harrisburg Univ of Science Proj.), 5.40%, 9/1/16	505,625
600,000	Geisinger Auth. Hlth. Sys. Rev. Series 2007 (Geisinger Hlth. Sys. Proj.), variable rate, 5/1/37	560,640
2,330,000	Grove City Area Hosp. Auth. Rev. Series 1998 (United Cmnty. Hosp. Proj.), 5.25%, 7/1/12	2,332,377
	Lancaster Co. Hosp. Auth. Rev.:	
200,000	Series 1994 (Hlth. Center-Masonic Homes Proj.), 5.30%, 11/15/08	200,174
250,000	Series 2006 (Hlth. Center-Masonic Homes Proj.), 5.00%, 11/1/26	253,455
250,000	Lehigh Co. General Purpose Auth. Rev. Rev. Series 2007 (Saint Luke's Bethlehem Proj.), variable rate, 8/15/42	227,777
1,575,000	Montgomery Co. Indus. Dev. Auth. Retirement Cmnty. Rev. Series 1998, 5.25%, 11/15/28	1,570,905
365,000	PA Econ. Dev. Fin. Auth. Rev. Series 1998-A (Northwestern Human Svcs. Proj.) (ACA insured), 4.875%, 6/1/08	366,964
3,890,000	PA Hgr. Educ. Fac. Auth. Hlth. Svcs. Rev. Series 1996-A (Allegheny Delaware Valley Obligated Group, Inc.) (MBIA insured), 5.875%, 11/15/16	3,970,484
	PA Higher Educ. Fac. Auth. Rev.:	
190,000	Unrefunded Balance Series 1998 (Temple Univ. Proj.), 5.00%, 4/1/21	193,008
590,000	Series 2000 (Univ. of the Arts Proj.) (Radian insured), 5.75%, 3/15/30	600,674
190,000	Series 2005 (Widener Univ. Proj.), 3.10%, 7/15/08	188,151
370,000	Series 2006-FF2 (Assn. Indpt. Colleges & Univ. Proj.) (Radian insured), 5.00%, 12/15/24	368,283
500,000	Ref. Series 2007 (Philadelphia Univ. Proj.), 5.00%, 6/1/22	508,020
	Philadelphia Hosp. & Hgr. Educ. Fac. Auth. Hosp. Rev. (Temple Univ Hosp. Proj.):	
	Series 1993-A:	
530,000	6.50%, 11/15/08	537,431
385,000	6.625%, 11/15/23	385,743
440,000	Series 1997, 5.875%, 11/15/23	445,540
25,000	South Fork Municipal Auth. Hosp. Rev. Series 1998-B (Conemaugh Valley Mem. Hosp. Proj.), 5.375%, 7/1/22	25,498
1,200,000	Washington Co. Auth. Rev. Series 1999, 6.15%, 12/1/29	1,205,952
		17,631,238
Puerto Rico (0.4%)		
500,000	Puerto RicoElec. Pwr. Auth. Rev. Ref. Series 2007-UU, variable rate, 7/1/25	481,155
500,000	Puerto Rico Commonwealth Hwy. & Transportation Auth. Rev. Ref. Series 2007-N, variable rate, 7/1/45	473,965
500,000	Puerto Rico Sales Tax. Fin. Corp. Rev. Series 2007-A, variable rate, 8/1/57	486,495
		1,441,615
Rhode Island (0.3%)		
260,000	RI Clean Water Protection Fin. Agy. Pooled Lien Rev. Series 1995A (MBIA insured), 5.375%, 10/1/15	260,361
	RI Hlth. & Educ. Bldg. Corp. Rev. Series:	
250,000	1996 (Lifespan Oblig. Group Proj.), 5.25%, 5/15/26	254,755
565,000	1997 (Steere House Proj.), 5.80%, 7/1/20	562,926
		1,078,042
South Carolina (2.3%)		
	Berkeley Co. Sch. Dist. Installment Lease (Securing Assets For Education Proj.):	
500,000	Series 2003, 5.25%, 12/01/19	523,280
1,250,000	Series 2003, 5.25%, 12/01/20	1,304,075
1,000,000	Series 2006, 5.00%, 12/1/20	1,041,760
250,000	Series 2006 (CIFG insured), 4.75%, 12/1/31	250,722
400,000	Charleston Educ. Excellence Fin. Rev. Series 2005 (Charleston Co. Schl. Dist. Proj.), 5.25%, 12/1/20	424,800
1,000,000	Dorchester Co. Sch. Dist. No. 2 Rev. Series 2004 (Growth Remedy Proj.), 5.25%, 12/1/29	1,016,650
60,000	Greenville Hosp. Sys. Hosp. Fac. Rev. Series 2001, 5.00%, 5/1/31	60,857
1,500,000	Kershaw Co. Public Sch. Fdn. Installment Pwr. Rev. Series 2006 (Kershaw Co. Sch. Dist. Proj.) (CIFG insured), 5.00%, 12/1/25	1,559,205
500,000	Scago Educ. Fac. Corp. For Beaufort Sch. Dist. Installment Rev. Series 2006 (FSA Insured), 5.00%, 12/1/31	515,935
	SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Ref. & Impt. Series 2006 (Hampton Regl. Med. Proj.):	
390,000	4.60%, 11/1/09	385,628

See accompanying notes to portfolios of investments on page 58.

Quantity ($)	Name of Issuer	Market Value ($)(1)
735,000	4.65%, 11/1/11	719,447
885,000	SC Jobs Econ. Dev. Auth. Hlth. Care Fac. Rev. Ref. Series 2007 (Lutheran Homes Proj.), 4.875%, 5/1/10	882,301
		8,684,660
South Dakota (0.3%)		
	SD Hlth. & Educ. Fac. Auth. Rev.:	
250,000	Series 2007 (Sanford Health Proj.), 5.00%, 11/1/27	254,373
125,000	Ref. Series 2006 (Huron Regional Med. Ctr. Proj.), 4.25%, 4/1/08	125,074
410,000	Series 2006 (Westhills Village Retirement Community), 5.00%, 9/1/19	419,619
500,000	Series 2004-A (Sioux Valley Hosp. & Hlth.), 5.25%, 11/1/34	512,160
		1,311,226
Tennessee (1.7%)		
500,000	Blount Co. Hlth. & Educ. Fac. Brd. Rev. Ref. Series 2007-A (Asbury Inc. Proj.), 4.75%, 4/1/12	490,665
500,000	Johnson City Hlth. & Educ. Fac. Brd. Hosp. Rev. Series 2006-A (Mountain States Hlth. Alliance Proj.),	
	5.50%, 7/1/31	507,590
500,000	Knox Co. Hlth. Educ. & Hsg. Fac. Brd. Rev. Series 1999 (Univ. Hlth. Sys. Inc. Proj.), 5.25%, 4/1/27	503,720
500,000	Metro Govt. Nashville & Davidson Co. Hlth. & Educ. Facs. Brd. Multifamily Hsg. Rev.	
	Series 2005-A (Prestige Proj.), 7.50%, 12/20/40	496,885
	Metro Govt. Nashville & Davidson Co. Indus. Dev. Brd. Rev. Ref.:	
240,000	Series 2001-A (GNMA collateralized), 6.625%, 3/20/36	258,689
	Shelby Co. Hlth., Educ. & Hsg. Fac. Board Multifamily Hsg. Rev.:	
	(CME Memphis Apts. Proj.):	
1,850,000	Senior Series 1998-A, 5.35%, 1/1/19 (7) (8)	557,479
7,875,000	Senior Series 1998-A, 5.55%, 1/1/29 (7) (8)	2,366,201
1,630,000	Subordinate Series 1998-C, 6.00%, 1/1/29 (7) (8)	16
	(Eastwood Park Apts. Proj.):	
1,000,000	Senior Series 1995-A2, 6.40%, 9/1/25 (7) (8)	396,850
405,000	Subordinate Series 1995-C, 7.50%, 9/1/25 (7) (8)	4
500,000	Series 2006-A (Trezevant Manor Proj.), 4.90%, 9/1/11	498,745
500,000	Sullivan Co. Hlth. Educ. & Hsg. Fac. Brd. Hosp. Rev. Series 2006-C,	
	(Wellmont Hlth. Sys. Proj.), 5.25%, 9/1/36	491,215
		6,568,059
Texas (10.2%)		
2,500,000	Arlington Special Oblig. Rev. Series 2005-A (Special Tax-Dallas Cowboys Proj.), 5.00%, 8/15/34	2,613,775
400,000	Austin Convention Enterprises, Inc. (Convention Ctr.) Rev. Ref. Series 2006-B, 6.00%, 1/1/10	408,748
	Austin Utilities System Rev. Ref.:	
20,000	Series 1993 (MBIA insured), 5.25%, 5/15/18	20,025
500,000	Series 1997, 5.125%, 11/15/13	500,935
1,500,000	Bexar Co. Hlth. Fac. Dev. Corp. Rev. Ref. Series 1993 (Incarnate Word Hlth. Svcs. Proj.)	
	(FSA insured), 6.10%, 11/15/23	1,559,190
	Bexar Co. HFC Multifamily Hsg. Rev.:	
560,000	Subordinated Series 2000-C (Honey Creek Apts. Proj.), 8.00%, 4/1/30	549,136
300,000	Ref. Series 2001-A (Nob Hill Apartments Proj.), 5.50%, 6/1/11	297,033
145,000	Subordinated Series 2001-B (American Oppty. Hsg. Dublin Kingswood & Waterford Apts. Proj.), 7.50%, 12/1/14	149,074
1,000,000	Series 2001-A-1 (Stablewood Farms Proj.) (GNMA Insured), 6.25%, 7/20/43	1,086,620
440,000	Series 2001-A-1 (American Opportunity -Waterford Proj.), 6.50%, 12/1/21	463,672
440,000	Bexar Co. Rev. Series 2000 (Venue Proj.)(MBIA insured), 5.75%, 8/15/22	459,026
500,000	Brazos Co. Hlth. Fac. Dev. Corp. Franciscan Svcs. Corp. Series 2002, 5.38%, 1/1/32	508,185
500,000	Brazos River Hbr. Nav. Dist Rev. Series 2002-B-2 (Dow Chemical Co. Proj.), 4.75%, 5/15/33	486,380
750,000	Cameron Educ. Corp. Rev. Series 2006-A (Faith Family Academy Proj.) (ACA Insured), 5.00%, 8/15/21	749,512
115,000	Dallas Area Rapid Transit Rev. Sr. Lien Unrefunded Balance Series 2001 (Ambac insured), 5.00%, 12/1/26	118,145
6,099,000	Dallas HFC Multifamily Mtg. Rev. Series 1998-A (GNMA collateralized) (Towne Ctr. Apts.), 6.75%, 10/20/32	6,451,888

Quantity ($)	Name of Issuer	Market Value ($)(1)
150,000	Fort Bend Co. Municipal Util. Dist. No. 106 G.O. Series 1999 (Radian insured), 5.30%, 9/1/10	150,108
500,000	Fort Bend Co. Tax Levee Impt. Dist. No. 17 G.O. Series 2007 (Radian insured), 5.00%, 9/1/32	488,830
500,000	Galveston Co. Hlth. Fac. Dev. Corp. Rev. Series 1995 (Devereux Foundation Proj.)	
	(MBIA insured), 5.00%, 11/1/14	503,490
1,100,000	Galveston Co. Municipal Util. Dist. No. 52 Series 2007-A, 6.00%, 8/13/08	1,123,078
	Garza Co. Public Hlth. Fac. Corp. Rev.:	
750,000	Series 2006, 5.00%, 10/1/11	768,862
500,000	Series 2006, 5.50%, 10/1/16	537,075
100,000	Harris Co. Spl. Rev. Sr. Lien Series 1998-A (Houston Sports Auth. Proj.), 5.00%, 11/15/28	100,573
500,000	Harris Co. Municipal Util. Dist. No. 360 G.O. Series 1998 (FSA Insured), 4.875%, 12/1/23	500,830
310,000	Harris Co. Hlth. Fac. Dev. Corp. Hosp. Rev. Series 1998 (Hermann Hosp. Sys. Proj.)	
	FSA insured), 5.25%, 6/1/27	315,468
700,000	Hidalgo Co. Hlth. Svcs. Rev. Series 2005 (Mission Hosp., Inc. Proj.), 5.00%, 8/15/19	704,137
750,000	Houston Cmnty. College G.O. Ref. Series 2005, 5.00%, 2/15/12	753,457
	Kerrville Hlth. Fac. Dev. Corp. Hosp. Rev. Series 2005 (Sid Peterson Memorial Hosp. Proj.):	
655,000	4.125%, 8/15/10	649,452
1,500,000	5.45%, 8/15/35	1,486,725
36,665	Midland HFC Single Family Mtg. Rev. Ref. Series 1992 A-2, 8.45%, 12/1/11	37,389
	Mesquite Hlth. Fac. Dev. Corp. Retirement Fac. Rev. (Christian Care Ctr. Proj.):	
485,000	Series 2000-A, 7.00%, 2/15/10	504,667
750,000	Series 2005, 5.00%, 2/15/15	756,315
1,000,000	Muleshoe Indpt. Sch. Dist. G.O. Series 2006 (Sch. Bldg. Proj.), 5.00%, 2/15/31	1,000,800
500,000	North Central Hlth. Fac. Dev. Corp. Rev. Ref. Series 1998 (Baylor Hlth Care Sys. Proj.), 5.00%, 5/15/17	509,215
1,250,000	North Harris Co. Regl. Water Auth. Rev. Sr. Lien Series 2005 (MBIA Insured), 5.00%, 12/15/32	1,284,175
	Richardson Hosp. Auth. Rev. Ref. Series 1998 (Baylor/Richardson Proj.):	
610,000	5.50%, 12/1/18	620,333
1,175,000	5.625%, 12/1/28	1,187,631
250,000	San Leanna Educ. Fac. Corp. Rev. Ref. Series 2007 (Saint Edwards Univ. Proj.), 5.00%, 6/1/20	253,623
350,000	Sendero I Pub. Fac. Corp. Multifamily Hsg. Rev. Series 2003-A (Crown Meadows Proj.), 5.00%, 6/1/23	358,719
1,000,000	Tarrant Co. HFC Hosp. Rev. Ref. Series 2007 (Cook Childrens Med. Ctr. Proj.) (FSA insured), 5.00%, 12/1/27	1,032,150
	Tarrant Co. Cultural Educ. Facs. Fin. Corp. Retirement Fac. Rev. Series 2007 (C.C. Young Mem. Hom. Proj.):	
300,000	4.85%, 2/15/09	299,115
300,000	5.00%, 2/15/13	296,505
490,000	Tarrant Co. HFC Multifamily Hsg. Rev. Subordinate Seroes 2001-C	
	(Crossroads Apt. Proj.), 7.25%, 12/1/36 (7) (8)	4,900
	TX Affordable Hsg. Corp. Multifamily Hsg. Rev:	
380,000	Senior Series 2001-A (NHT / GTEX Proj.)(MBIA insured), 4.10%, 10/1/08	379,396
740,000	Junior Series 2001-B (NHT / GTEX Proj.), 6.75%, 10/1/16 (7) (8)	100,092
	TX Municipal Gas Acq. & Supply Corp. I Gas Supply Sub. Lien Rev.:	
250,000	Series 2006-B, variable rate, 12/15/26	235,135
500,000	Series 2006-C, variable rate, 12/15/26	460,885
300,000	TX Municipal Gas Acq. & Supply Corp. II Gas Supply Rev. Series 2007, variable rate, 9/15/27	288,738
250,000	TX Public Property Fin. Corp. Mental Hlth. & Mental Retardation Rev. Series 1996, 6.20%, 9/1/16	252,763
175,000	TX St. Student Hsg. Corp. Rev. Series 2002 (Midwestern St. Univ. Proj.), 5.50%, 9/1/12	176,115
	TX Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev.:	
1,000,000	Series 2006-A (Kipp Inc. Proj.) (ACA Insured), 5.00%, 2/15/28	963,910
750,000	Series 2006-A (Ed-Burnham Wood Proj.), 5.50%, 9/1/18	740,288
835,000	Travis Co. Hlth. Facs. Dev. Corp. Retirement Fac. Rev. Series 2005	
	(Querencia Barton Creek Proj.), 4.90%, 11/15/13	825,389
	Tyler Hlth. Facs. Dev. Corp.:	
750,000	Hosp. Rev. Series 1992 (Mother Frances Hosp. Proj.) (FGIC insured), 6.60%, 7/1/09	755,235

See accompanying notes to portfolios of investments on page 58.

Sit Tax-Free Income Fund

September 30, 2007

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)
400,000	Rev. Series 1997-B (East TX Med. Ctr. Proj.), 5.60%, 11/1/27	408,488
750,000	Whitehouse TX Indpt. Sch. Dist. Cap. Apprec. G.O. Ref. Series 2007 (Sch. Building Proj.), zero coupon, 4.65% effective yield, 2/15/25	316,823
500,000	Winkler Co. G.O. Series 2006 (Radian insured), 5.25%, 2/15/31	501,985
		39,054,208
Utah (0.9%)		
725,000	Eagle Mountain Water & Sewer Rev. Ref. Series 2000 (ACA insured), 5.60%, 11/15/13	774,909
250,000	Murray City Hosp. Rev. Ref. Series 1996 (IHC Hlth. Svcs. Inc. Proj.) (MBIA insured), 5.00%, 5/15/22	250,098
250,000	Provo Charter Sch. Rev. Series 2007 (Freedom Academy Fdtn. Proj.), 5.50%, 6/15/37	236,373
1,000,000	Salt Lake Co. College Rev. Series 1997 (Westminster College Proj.), 5.75%, 10/1/27	1,010,150
857,000	UT Assoc. Muni. Pwr. Sys. Rev Series 2007-A, 5.00%, 5/1/27	817,818
240,000	UT Hsg. Finance Agy. Multifamily Rev. Ref. Series 1996-A (Section 8) (FHA insured), 6.10%, 7/1/22	244,109
		3,333,457
Vermont (0.1%)		
400,000	VT Educ. & Hlth. Bldgs. Financing Agency Rev. Series 2003-A (Vermont Law School Proj.), 5.00%, 1/1/13	403,700
Virginia (1.1%)		
415,000	Alexandria Indl. Dev. Auth. Rev. Pollution Control Ref. Series 1994 (Potomac Electric Proj.) (MBIA insured), 5.375%, 2/15/24	415,544
250,000	Chesterfield Co. Indl. Dev. Auth. Pollution Ctrl. Rev. Series 1987-A Rmktg. (VA Elec. & Power Co. Proj.), 5.875%, 6/1/17	264,890
1,000,000	Farms New Kent Cmnty. Dev. Auth. Spl. Assmt. Series 2006-A, 5.125%, 3/1/36	927,430
100,000	Prince William Co. Indus. Dev. Auth. Educ. Fac. Rev. Series 2003 (Catholic Diocese Arlington): 5.00%, 10/1/18	102,916
400,000	Suffolk Indl. Dev. Auth. Retirement Facs. Rev. Ref. Series 2006 (Lake Prince Ctr. Proj.), 4.625%, 9/1/11	400,056
2,000,000	Virginia St. Hsg. Dev. Auth. Comwlth. Mtg. Rev. Series 2001-H1 (MBIA insured), 5.375%, 7/1/36	2,047,240
		4,158,076
Washington (1.7%)		
2,000,000	King Co. G.O. Ref. Series 1998-B, 5.00%, 1/1/30	2,024,880
	Skagit Co. Public Hosp. Dist. No. 001 Rev. Series:	
500,000	2005 (Skagit Valley Hosp. Proj.), 5.50%, 12/1/13	523,725
500,000	2007 (Skagit Valley Hosp. Proj.), 5.625%, 12/1/25	518,585
500,000	WA G.O. Variable Purpose Series 2001-A (FSA insured), 5.00%, 7/1/22	516,375
	WA State Hsg. Fin. Commn. Nonprofit Rev. Series:	
1,750,000	2007-A (Skyline At First hill Proj.), 5.25%, 1/1/17	1,761,340
1,250,000	2007-B (Skyline At First Hill Proj.), 5.10%, 1/1/13	1,252,800
		6,597,705
West Virginia (0.3%)		
1,250,000	Pleasants Co. Pollution Ctrl. Rev. Series 1995-C (Monongahela Pwr. Co.), 6.15%, 5/1/15	1,287,825
Wisconsin (2.9%)		
500,000	Milwaukee Redev. Auth. Rev. Series 2005-A (Science Ed. Consortium Proj.), 5.125%, 8/1/15	498,370
	WI Hlth. & Educ. Fac. Auth. Rev.:	
195,000	Series 1998 (Lawrence Univ. Proj.), 5.125%, 4/15/28	192,845
2,450,000	Series 1999-A (Aurora Hlth. Care Proj), 5.60%, 2/15/29	2,468,130
225,000	Series 1999-B (Aurora Hlth. Care Proj), 5.50%, 2/15/15	229,343
500,000	Series 1999-B (Aurora Hlth. Care Proj)(ACA insured), 5.625%, 2/15/29	503,670
900,000	Series 1999 (Divine Savior, Inc. Proj.)(ACA insured), 5.70%, 6/1/28	906,480

Quantity ($)	Name of Issuer	Market Value ($)(1)
	Series 2001 (Agnesian Healthcare, Inc. Proj.):	
550,000	6.00%, 7/1/17	578,386
340,000	6.00%, 7/1/21	354,800
1,025,000	Series 2003-A (Wheaton Franciscan Svcs. Proj.), 5.125%, 8/15/33	991,431
	Series 2003 (Synergy Hlth., Inc. Proj.):	
235,000	6.00%, 11/15/23	246,395
250,000	6.00%, 11/15/32	259,180
225,000	Ref. Series 2003 (Three Pillars Proj.), 4.60%, 8/15/13	226,026
105,000	Series 2004-A (Three Pillars Sr. Living Proj.), 4.15%, 8/15/11	104,424
450,000	Series 2004 (Blood Ctr. Southeastern Proj.), 5.50%, 6/1/24	459,275
425,000	Series 2004 (Beaver Dam Cmnty. Hosp. Inc. Proj.), 5.50%, 8/15/14	425,196
600,000	Series 2005 (Vernon Mem. Hlth. Care Inc. Proj.), 4.65%, 3/1/15	590,628
	Ref. Series 2006 (Sr. Hsg. Proj.):	
315,000	5.00%, 8/1/09	314,597
300,000	5.00%, 8/1/10	299,586
250,000	Ref. Series 2006 (Milwaukee Catholic Home Proj.), 5.00%, 7/1/26	245,800
400,000	Series 2006-B (Upland Hills Health Inc. Proj.), 5.125%, 5/15/29	385,544
	Series 2006-A (Marshfield Clinic Proj.):	
375,000	5.00%, 2/15/11	382,451
500,000	5.375%, 2/15/34	500,970
		11,163,527
Total municipal bonds (cost: $380,579,801)		366,725,845
Closed-End Mutual Funds (2.7%) (2)		
39,900	BlackRock Insured Municipal Term Trust (MPA)	558,600
5,000	BlackRock Investment Quality Municipal Trust (BKN)	83,250
59,800	BlackRock MuniHoldings Insured Fund II (MUE)	740,922
20,000	BlackRock MuniYield Insured Fund (MYI)	268,800
36,800	BlackRock MuniYield Florida Fund (MYF)	484,288
16,700	BlackRock MuniYield Michigan Insured Fund (MIY)	230,126
177,800	DWS Municipal Income Trust (KTF)	1,922,018
20,500	Eaton Vance Florida Municipal Income Fund (FEV)	278,800
56,800	Insured Municipal Income Fund (PIF)	744,080
58,300	Investment Grade Municipal Income Fund (PPM)	792,880
62,600	MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund (MZF)	797,524
27,100	Nuveen Florida Investment Quality Municipal Fund (NQF)	362,056
70,300	Nuveen Florida Quality Income Municipal Fund (NUF)	944,129
32,900	Nuveen Pennsylvania Investment Quality Municipal Fund (NQP)	449,085
13,200	Nuveen Premier Municipal Income Fund (NPF)	175,560
10,839	Putnam Investment Grade Municipal Trust (PGM)	104,271
13,318	Putnam Municipal Bond Fund (PMG)	158,884
18,551	Putnam Municipal Opportunities Trust (PMO)	214,264
86,600	Seligman Select Municipal Fund (SEL)	860,804
20,000	Van Kampen Pennsylvania Value Municipal Income Trust (VPV)	276,800
3,189	Van Kampen Trust Investment Grade Muni Fund (VGM)	47,011
100	Van Kampen Select Muni Fund (VKL)	1,245
Total closed-end mutual funds (cost: $10,684,196)		10,495,397

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)
Short-Term Securities (0.8%) (2)		
92,366	Dreyfus Tax-Exempt Cash Management Fund, 3.63%	92,366
500,000	WA Hlth. Care Facs. Auth. Rev. Series 2005-C2 (Overlake Hosp. Med. Ctr. Proj.), variable rate, 7/1/38	500,000
1,000,000	SD Hlth. & Educ. Facs. Auth. Rev. Series 2004 (Avera Health Proj.), variable rate, 7/1/24	1,000,000
1,405,000	SD Hlth. & Educ. Facs. Auth. Rev. Series 2004 (Avera Health Proj.), variable rate, 7/1/30	1,405,000
Total short-term securities (cost: $2,997,366)		2,997,366
Total investments in securities (cost: $394,261,363) (6)		$380,218,608

See accompanying notes to portfolios of investments on page 58.

This page has been left blank intentionally.

Sit Minnesota Tax-Free Income Fund

Six Months Ended September 30, 2007

Senior Portfolio Managers
Michael C. Brilley • Debra A. Sit, CFA • Paul J. Jungquist, CFA

The Sit Minnesota Tax-Free Income Fund provided a total return of + 0.33% for the six-month period ended September 30, 2007, which compared with a total return of +2.23% for the Lehman 5-Year Municipal Bond Index. The Fund's 30-day SEC yield was 4.45% and its 12-month distribution rate was 4.19% as of September 30th.

Intermediate term municipal bond yields have been in a rising trend since mid 2003. The market yield of the Lehman 5-Year Municipal Bond Index made a low of 2.17% on May 31, 2003, and rose to a recent peak of 4.02% on June 30, 2007. In anticipation of that rising yield trend, we began repositioning the Fund's average life duration defensively to 4.7 years on June 30, 2003, which was 1.5 years shorter than the duration had been two years earlier, and further into mid 2005. The Fund's average life duration was maintained between 3.7 to 4.7 for more than two years, until the second quarter of 2007, when we began repositioning the portfolio again to its current duration. During that four-year period, there was a rise of about 2% in intermediate bond yields. Currently, intermediate and longer-term municipal bond yields are considered to be at attractive levels for longer-term investments. The Fund's average duration is expected to be extended further through the end of 2007.

The Fund's defensive positioning in the four-year period through June 30th was an important positive factor in its strong relative returns during that period. The Fund holds some longer duration bonds, which were the primary source of price weakness over the past six months. Bond yields are forecast to decline somewhat over the next twelve months with the yield curve steepening, and it is anticipated that the Fund's recent duration extension will have a more positive impact. All five of the largest sectors in which the Fund invests earned lower returns than the Lehman benchmark during the six-month period. While there were no credit quality issues during that period, almost all municipal bonds, other than AAA rated general obligation and prerefunded issues, experienced yield spread widening. U.S. economic growth is expected to slow to about a 2% growth rate over the next twelve months, and the Federal Reserve is expected to further reduce short-term interest rate levels to help prevent an unwanted economic recession.

INVESTMENT OBJECTIVE AND STRATEGY

The investment objective of the Minnesota Tax-Free Income Fund is to provide a high level of current income exempt from federal regular income tax and Minnesota regular personal income tax as is consistent with the preservation of capital.

During normal market conditions, the Fund invests 100% of its net assets in municipal securities that generate interest income that is exempt from regular federal income tax and Minnesota regular personal income tax. The Fund anticipates that substantially all of its distributions to its shareholders will be exempt as such. For investors subject to the alternative minimum tax ("AMT"), up to 20% of the Fund's income may be alternative minimum taxable income.

PORTFOLIO SUMMARY

Net Asset Value 9/30/07:	$10.03 Per Share
3/31/07:	$10.21 Per Share
Total Net Assets:	$311.5 Million
30-day SEC Yield:	4.45%
Tax Equivalent Yield:	7.43%[1]
12-Month Distribution Rate:	4.19%
Average Maturity:	15.4 Years
Duration to Estimated Avg. Life:	4.7 Years[2]
Implied Duration:	5.0 Years[2]

(1) For individuals in the 35.0% federal tax and 7.85% MN tax brackets.
(2) See next page.

PORTFOLIO STRUCTURE
(% OF TOTAL NET ASSETS)



Hospital/Health Care
25.4
Multifamily Mortgage Revenue
21.1
Education/ Student Loan
10.6
Other Revenue
9.7
Insured
6.4
Single Family Mortgage
6.4
ETM/ PRE-REF
5.4
Sectors less than 5.0%
11.5
Cash & Other Net Assets
3.5

AVERAGE ANNUAL TOTAL RETURNS*

	Sit MN Tax-Free Income Fund	Lehman 5-Year Muni. Bond Index	Lipper MN Muni. Bond Fund Index
3 Month**	0.46%	2.56%	1.11%
6 Month**	0.33	2.23	N/A
1 Year	2.32	3.82	2.14
5 Years	3.88	3.03	3.60
10 Years	4.42	4.55	4.51
Inception (12/1/93)	5.01	4.76	4.73

CUMULATIVE TOTAL RETURNS*

	Sit MN Tax-Free Income Fund	Lehman 5-Year Muni. Bond Index	Lipper MN Muni Bond Fund Index
1 Year	2.32	3.82	2.14
5 Year	20.99	16.11	19.36
10 Year	54.14	56.06	55.44
Inception (12/1/93)	96.71	90.25	89.44

*As of 9/30/07. **Not annualized.

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Average annual total returns include changes in share price as well as reinvestment of all dividends and capital gains. Management fees and administrative expenses are included in the Fund's performance; however, fees and expenses are not incorporated in the Lehman 5-Year Municipal Bond Index. The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

(2) Duration is a measure which reflects estimated price sensitivity to a given change in interest rates. For example, for an interest rate change of 1%, a portfolio with a duration of 5 years would be expected to experience a price change of 5%. Estimated average life duration is based on current interest rates and the Adviser's assumptions regarding the expected average life of individual securities held in the portfolio. Implied duration is calculated based on historical price changes of securities held by the Fund. The Adviser believes that the portfolio's implied duration is a more accurate estimate of price sensitivity provided interest rates remain within their historical range. If interest rates exceed the historical range, the estimated average life duration may be a more accurate estimate of price sensitivity.

GROWTH OF $10,000



Sit MN Tax-Free Income Fund
Lehman 5-Year Muni. Bond Index
$20,000
$16,000
$12,000
$8,000
$19,671
12/1/93
9/30/07

The sum of $10,000 invested at inception (12/1/93) and held until 9/30/07 would have grown to $19,671 in the Fund or $19,025 in the Lehman 5-Year Municipal Bond Index assuming reinvestment of all dividends and capital gains.

QUALITY RATINGS
(% OF TOTAL NET ASSETS)

Adviser's Assessment of Non-Rated Securities

AAA	0.5%
AA	0.6
A	7.3
BBB	19.4
BB	9.4
<BB	0.3
Total	37.5%



Other Assets & Liabilities 3.5%
AAA 19.1%
Not Rated 37.5%
AA 7.6%
A 14.4%
Less Than BBB 2.3%
BBB 15.6%

Lower of Moody's, S&P, Fitch or Duff & Phelps ratings used.

Quantity ($)	Name of Issuer	Market Value ($)(1)
	Municipal Bonds (95.7%) (2)	
	Education/Student Loan (10.6%)	
	Intermediate Sch. Dist. 287 Lease Rev. Series 2006:	
4,347,374	5.46%, 1/1/28	4,346,983
3,757,908	5.30%, 11/1/32	3,648,553
	Minneapolis Educ. Fac. Lease Rev. Series 2006-A (Seed/Harvest Prep. Proj.) (LOC-U.S. Bank):	
775,000	5.125%, 1/1/16	763,414
875,000	6.25%, 1/1/21	860,221
	Minnesota Higher Educ. Fac. Auth. Rev.:	
750,000	Series 1998-4T (College of St. Benedict), 5.35%, 3/1/20	756,008
410,541	Lease Rev. Series 1999-5A (Concordia University), 5.25%, 4/25/14	411,559
700,000	Series 1999-4Y (Augsburg College), 5.05%, 10/1/13	709,254
150,000	Series 1999-4Y (Augsburg College), 5.20%, 10/1/16	151,937
75,000	Series 1999-4Y (Augsburg College), 5.30%, 10/1/27	75,311
700,000	Series 2005-6C (Augsburg College), 5.00%, 5/1/23	701,918
	Series 2006-6J1 (Augsburg College):	
730,000	5.00%, 5/1/10	741,738
595,000	5.00%, 5/1/12	611,446
100,000	Series 1999-4Z (Northwestern Hlth. Services University), 4.875%, 10/1/09	100,059
675,000	Series 1999-4Z (Northwestern Hlth. Services University), 5.20%, 10/1/13	675,581
50,000	Series 1998-4T (St. Benedict College), 5.125%, 3/1/13	50,098
50,000	Series 2000-5E (St. Mary's Univ.), 6.75%, 3/1/22	52,275
270,000	Series 2004-5U (St. Mary's Univ.), 3.75%, 10/1/13	258,274
2,500,000	Series 2004-5Y (Univ. St. Thomas), 5.25%, 10/1/34	2,546,900
1,400,000	Series 2006-6I (Univ. St. Thomas), 5.00%, 4/1/23	1,437,072
	Series 2006-6K (College of Art & Design):	
245,000	4.15%, 5/1/08	244,993
270,000	4.50%, 5/1/10	271,696
750,000	5.00%, 5/1/19	763,238
3,000,000	Series 2006-6M (College of St. Benedict), 4.493%, 10/1/16	3,024,630
2,000,000	Series 2007-6N (College St. Catherine), 4.75%, 4/26/27	2,008,800
1,115,000	Moorhead Educ. Fac. Rev. Series 2005-A (Concordia College Corp. Proj.), 5.00%, 12/15/20	1,150,535
	Pine City Lease Rev. Series 2006-A (Lakes Intl. Language Academy Proj.):	
315,000	5.75%, 5/1/16	316,676
300,000	6.00%, 5/1/26	299,646
575,000	Ramsey Lease Rev. Series 2004-A (Pact Charter School Proj.), 5.65%, 12/1/13	584,286
775,000	Olmsted Co. Hsg. & Redev. Auth. Series 2007 (Schaeffer Academy Proj.), 4.977%, 4/25/27	750,386
	St. Paul Hsg. & Redev. Auth. Lease Rev.:	
415,000	Series 2002-A (New Spirit Charter School Proj.), 6.50%, 12/1/12	423,698
605,000	Series 2006-A (Hmong Academy Proj.), 5.50%, 9/1/18	611,346
	Series 2006-A (Cmnty. Peace Academy Proj.):	
685,000	4.35%, 12/1/12	671,286
600,000	4.35%, 12/1/14	580,200
1,500,000	5.00%, 12/1/18	1,503,885
500,000	St. Paul Hsg. & Redev. Auth. Rev. Ref. Series 2007 (St. Paul Acad. & Summit Proj.), 5.00%, 10/1/24	513,070
100,000	Victoria Private School Fac. Rev. Series 1999-A (Holy Family Catholic H.S. Proj.), 5.20%, 9/1/11	100,192
	Winona Port. Auth. Lease Rev. Series 1999-A (Bluffview Montessori School Proj.):	
85,000	5.90%, 12/1/07	85,139
165,000	8.00%, 12/1/24	172,605
		32,974,908

Quantity ($)	Name of Issuer	Market Value ($)(1)
	Escrowed To Maturity/Prerefunded (5.4%)	
300,000	Andover Econ. Dev. Auth. Lease Rev. Prerefunded Series 2004 (Cmnty. Ctr. Proj.), 5.125%, 2/1/24	319,416
160,000	Dakota Co. Hsg. & Redev. Auth. Multifamily Hsg. Rev. Refunding (Walnut Trails Apts. Proj.),	
	Subordinate Series 1995-C, 9.00%, 1/20/15 (4)	164,621
250,000	Hennepin Co. G.O. Series 1998-A, 4.50%, 12/1/07	250,015
470,000	Hopkins Subordinate Multifamily Hsg. Rev. Ref. Series 1996-C (Auburn Apts. Proj.), 8.00%, 6/20/31	483,649
2,685,000	Little Canada Multifamily Hsg. Rev. Series 1997-A (Hsg. Alt. Dev. Co. Proj.), 6.10%, 12/1/17	2,694,397
	Minnesota Higher Educ. Fac. Auth. Rev.:	
800,000	Series 1997-4L (St. John's University), 5.35%, 10/1/17	800,104
100,000	Series 2000-5D (College Art & Design), 5.75%, 5/1/08	101,267
540,000	Minneapolis Hlth. Care Fac. Rev. Series 1999 (Shelter Care Foundation Proj.), 6.00%, 4/1/10	553,370
	Minneapolis Student Hsg. Rev. Series 2000 (Riverton Community Hsg. Proj.):	
125,000	6.80%, 7/1/10	134,342
240,000	6.90%, 7/1/11	258,533
	Minnesota Higher Educ. Fac. Auth. Rev. Series 1998-4R (St. Olaf College):	
100,000	5.10%, 10/1/14	100,011
110,000	5.25%, 10/1/23	110,013
50,000	Northfield Hospital Rev. Series 2001-C, 6.00%, 11/1/21	54,486
610,000	Plymouth Multifamily Hsg. Rev. Refunding Series 1996-C (Fox Forest Apts. Proj.)	
	(GNMA collateralized), 8.00%, 6/20/31	627,714
435,000	Puerto Rico Childrens Trust Fund Tobacco Settlement Rev. Series 2000, 5.75%, 7/1/20	452,635
5,000,000	Puerto Rico Commonwealth Infrastruc. Fin. Auth. Special Obligation Series 2000-A, 5.50%, 10/1/32	5,278,250
	St. Paul Hsg. & Redev. Auth. Lease Rev.:	
495,000	Series 1999 (St. Paul Academy & Summit School Proj.), 5.50%, 10/1/24	513,845
795,000	Series 2001-A (Cmty. of Peace Academy Proj.), 6.375%, 12/1/11	839,854
750,000	Series 2001-A (Cmty. of Peace Academy Proj.), 7.00%, 12/1/15	837,278
350,000	Series 2001-A (Cmty. of Peace Academy Proj.), 7.375%, 12/1/19	394,405
805,000	Waconia Hlth. Care Facs. Rev. Series 1999-A (Ridgeview Med. Ctr. Proj.) 6.125%, 1/1/29	849,372
1,090,000	Western MN Muni Pwr. Agy. Series 1979 (MBIA-IBC insured), 6.60%, 1/1/10	1,127,561
		16,945,138
	General Obligation (0.6%)	
120,000	Austin Impt. G.O. Series 1998-B, 4.70%, 2/1/13	120,095
200,000	Barnesville Impt. G.O. Series 2002, 5.00%, 2/1/23	203,856
85,000	Barnum Indpt. Sch. Dist. No. 91 G.O. Series 1997 (SD Cred. Prog.), 5.00%, 2/1/18	85,077
15,000	Cold Spring G.O. Series 1998-B, 4.55%, 12/1/08	15,021
75,000	Cold Spring G.O. Series 2000, 5.15%, 2/1/09	75,074
650,000	Dakota Co. Cmnty. Dev. Agy. Sr. Hsg. Facs. G.O. Series 2007-A, 5.00%, 1/1/26	672,282
50,000	Hutchinson ISD No. 423 G.O. Series 1996-A, 5.85%, 2/1/18	50,365
500,000	Northern Mariana Islands Commonwealth Ref. G.O. Series 2007-B, 5.00%, 10/1/22	480,600
150,000	Sauk Rapids Tax Increment G.O. Series 1997-B, 5.25%, 8/1/12	150,185
100,000	St. Paul Street Impt. Special Assessment G.O. Series 2000-B, 5.30%, 3/1/12	100,714
30,000	Winona Water & Sewer G.O. Series 1998-C, 4.90%, 2/1/13	30,030
		1,983,299
	Hospital/Health Care (25.4%)	
	Aitkin Hlth. Care Fac. Rev. Refunding Series (Riverwood Hlth. Care Ctr. Proj.):	
155,000	5.00%, 2/1/09	154,851
615,000	5.00%, 2/1/12	611,648
3,110,000	Breckenridge Rev. Series 2004-A (Catholic Hlth. Initiatives Proj.), 5.00%, 5/1/30	3,149,901
165,000	Cambridge Hsg. & Hlth. Care Fac. Rev. Series 1998-C (Grandview West Proj.), 5.25%, 10/1/08	165,399
	Carlton Hlth. Care & Hsg. Fac. Rev. Ref. Series 2006 (Faith Care Ctr. Proj.):	
100,000	5.00%, 4/1/13	98,958
400,000	5.20%, 4/1/16	392,464

See accompanying notes to portfolios of investments on page 58.

Quantity ($)	Name of Issuer	Market Value ($)(1)
2,000,000	Chippewa Co. Gross Rev. Series 2007 (Montevideo Hosp. Proj.), 4.625%, 3/1/14	1,961,300
	Cold Spring Nursing Home & Sr. Hsg. Rev. Series 2005 (Assumption Home, Inc. Proj.):	
135,000	4.70%, 3/1/14	132,647
145,000	4.80%, 3/1/15	142,684
150,000	4.90%, 3/1/16	147,658
	Crookston Hlth. Care Fac. Rev. Ref. Series 2007 (Riverview Hlth. Proj.):	
285,000	4.75%, 5/1/10	282,050
600,000	4.85%, 5/1/12	589,572
	Crookston Nursing Home & Multifamily Hsg. Rev Series 2002-A (Villa St. Vincent Proj.):	
40,000	4.75%, 9/1/08	40,070
75,000	5.50%, 9/1/11	75,661
	Cuyuna Range Hosp. Dist. Hlth. Fac. Gross Rev.:	
	Series 2005:	
265,000	4.50%, 6/1/13	262,111
400,000	5.20%, 6/1/25	371,976
1,000,000	5.50%, 6/1/35	937,920
	Ref. Series 2007:	
430,000	4.75%, 6/1/18	411,553
720,000	5.00%, 6/1/19	700,099
500,000	5.00%, 6/1/29	455,560
1,500,000	Detroit Lakes Hsg. Rev. Ref. Series 2004-E (Mankato Lutheran Proj.), 4.25%, 8/1/34	1,470,060
445,000	Detroit Lakes Hsg. & Hlth. Facs. Rev. Ref. Series 2004-A (CDL Homes Proj.), 4.00%, 8/1/34	442,917
305,000	Duluth Econ. Dev. Auth. Hlth. Care Fac. Rev. Series 2002 (St. Luke's Hosp. Proj.), 6.00%, 6/15/12	315,184
979,366	Duluth Sr. Hsg. Loan Participation (Lakeshore Proj.) Series 2004, 4.00%, 8/20/36	979,376
789,433	Duluth Hsg. & Redev. Auth. Sr. Hsg. Fac. Loan Participation (Lakeshore Proj.) Series 2005, 5.20%, 12/20/35	775,263
	Elk River Rev. Series 1998 (Care Choice Member Proj.):	
725,000	5.60%, 8/1/13	725,188
115,000	5.75%, 8/1/23	114,994
260,000	Faribault Co. Hosp. Dist. Gross Rev. Series 1999 (Blue Earth Proj.), 5.30%, 12/1/08	259,688
	Glencoe Hlth. Care Fac. Rev. Series 2005 (Glencoe Regional Hlth. Svcs. Proj.):	
280,000	3.60%, 4/1/08	279,135
1,150,000	5.00%, 4/1/25	1,131,554
	Hastings Hlth. Care Fac. Rev. Series 1998 (Augustana Home of Hastings Proj.):	
115,000	5.10%, 11/1/09	114,500
120,000	5.20%, 11/1/10	119,994
135,000	5.40%, 11/1/12	134,459
140,000	5.50%, 11/1/13	138,074
	Inver Grove Heights Nursing Home Rev. Refunding Series 2006 (Presbyterian Homes Care Proj.):	
110,000	5.00%, 10/1/07	110,000
250,000	5.00%, 10/1/11	248,032
290,000	5.00%, 10/1/12	286,967
450,000	5.00%, 10/1/16	433,255
	Maple Grove Hlth. Care Fac. Rev. Series 2005 (North Memorial Hlth. Care Proj.):	
1,000,000	5.00%, 9/1/20	1,020,290
2,000,000	5.00%, 9/1/29	1,989,380
	Maple Grove Hlth. Care Sys. Rev. Series 2007 (Maple Grove Hosp. Corp.):	
1,200,000	5.25%, 5/1/25	1,232,700
1,500,000	5.25%, 5/1/28	1,524,795
5,000,000	5.25%, 5/1/37	5,059,850
	Maplewood Hlth. Care Fac. Rev. Refunding Series 2005-A (VOA Care Centers Proj.):	
250,000	4.00%, 10/1/07	249,987

Quantity ($)	Name of Issuer	Market Value ($)(1)
255,000	4.125%, 10/1/08	253,694
300,000	4.375%, 10/1/09	298,038
	Marshall Medical Center Gross Rev. (Weiner Memorial Medical Center Proj.):	
150,000	Series 2003-B, 4.85%, 11/1/11	153,172
50,000	Series 2003-A, 5.00%, 11/1/14	51,352
850,000	Series 2003-A, 5.85%, 11/1/23	890,307
100,000	Series 2003-A, 6.00%, 11/1/28	104,603
3,500,000	Marshall Medical Ctr. Gross Rev. Series 2006 (Avera Marshall Reg. Med. Ctr. Proj.), 4.75%, 11/1/28	3,274,005
1,000,000	Minneapolis Hsg. & Hlth. Care Facs. Rev. Ref. Series 2007-A (Providence Proj.), 5.50%, 10/1/14	990,270
	Minneapolis & St. Paul Hsg. & Redev. Auth. Hlth. Care Sys. Rev. Series 2003 (Health Partners Proj.):	
750,000	5.25%, 12/1/12	778,185
700,000	5.25%, 12/1/13	728,483
1,235,000	5.00%, 12/1/14	1,263,343
600,000	5.875%, 12/1/29	621,270
	Minneapolis Hlth. Care Sys. Rev. Series 2002-A (Allina Hlth. Sys. Proj.):	
50,000	5.00%, 11/15/07	50,078
300,000	5.75%, 11/15/32	311,562
250,000	Minneapolis Pooled Rev. Series 1999 (Care Choice Member Proj.), 5.75%, 4/1/19	250,097
	Minneapolis Hlth. Care Fac. Rev.:	
	Series 2005 (Jones-Harrison Residence Proj.):	
110,000	3.50%, 10/1/07	109,995
1,470,000	5.40%, 10/1/25	1,422,343
	Series 2005-E (Augustana Chapel View Homes Proj.):	
190,000	4.00%, 6/1/08	189,791
200,000	4.20%, 6/1/09	199,734
205,000	4.40%, 6/1/10	204,734
220,000	4.55%, 6/1/11	219,839
240,000	4.80%, 6/1/13	240,626
250,000	4.90%, 6/1/14	250,650
255,000	5.00%, 6/1/15	248,485
270,000	5.10%, 6/1/16	262,969
285,000	5.25%, 6/1/17	279,061
	Minneapolis Hsg. Fac. Rev. (Augustana Chapel View Homes Proj.):	
	Series 2004-A:	
315,000	5.20%, 1/1/11	315,721
500,000	5.75%, 1/1/19	503,340
530,000	5.80%, 1/1/24	531,346
200,000	5.50%, 6/1/27	198,322
500,000	Refunding Series 2006-A 5.00%, 6/1/15	497,450
	MN Agr. & Econ. Dev. Board Hlth. Care Rev. Series 1999 (Benedictine Care Centers. Proj.):	
115,000	5.45%, 2/1/09	115,552
120,000	5.45%, 8/1/09	120,784
120,000	5.50%, 2/1/10	121,038
125,000	5.50%, 8/1/10	126,298
	MN Agr. & Econ. Dev. Board Rev.:	
	Series 2000 (Evangelical Lutheran Good Samaritan Society Proj.):	
215,000	5.80%, 8/1/08	218,444
405,000	6.55%, 8/1/16	435,464
770,000	Series 2002-B (Principal Custody Receipts Proj.), zero coupon, 3.85% effective yield, 11/15/22	664,264
	Series 2002 (Evangelical Lutheran Good Samaritan Society Proj.):	
345,000	5.40%, 2/1/09	351,683
220,000	5.50%, 2/1/12	232,124

See accompanying notes to portfolios of investments on page 58.

Sit Minnesota Tax-Free Income Fund

September 30, 2007

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)
	Series 2000-A (Fairview Hlth. Care Sys. Proj.):	
10,000	6.375%, 11/15/22	10,610
20,000	6.375%, 11/15/29	21,106
	Moose Lake Cmnty. Hosp. Dist. Hlth. Facs. Rev. Ref. Series 2005-A (Crossover Proj.):	
110,000	4.10%, 12/1/10	107,435
225,000	4.40%, 12/1/14	216,014
250,000	5.00%, 12/1/22	239,963
750,000	5.10%, 12/1/24	720,098
300,000	New Hope Hlth. Care Facs. Rev. Series 2003-A (St. Therese Home, Inc. Proj.), 5.90%, 10/1/23	303,450
	New Hope Hlth. Care Facs. Rev. (MN Masonic Home North Ridge Proj.):	
1,125,000	5.90%, 3/1/19	1,123,088
810,000	5.875%, 3/1/29	795,922
	North Oaks Presbyterian Loan Participation:	
1,046,631	Series 2004-B, 4.25%, 12/15/34	1,024,871
747,650	Series 2004-C, 4.38%, 12/15/34	732,128
498,520	Series 2004-D, 4.75%, 12/15/34	495,190
	Northfield Hospital Rev. Series 2006:	
900,000	5.50%, 11/1/15	944,433
1,255,000	5.25%, 11/1/21	1,266,684
	Olmsted Co. Hlth. Care Fac. Rev. Series 1998 (Olmsted Medical Ctr. Proj.):	
775,000	5.45%, 7/1/13	778,247
900,000	5.55%, 7/1/19	901,440
	Pine Island Hlth. Care Facs. Rev. Series 2001 (Olmsted Med. Ctr. Proj.):	
155,000	4.90%, 7/1/09	155,251
240,000	5.00%, 7/1/10	240,514
	Redwood Falls Hosp. Fac. Gross Rev. Series 2006 (Redwood Area Hosp. Proj.):	
190,000	5.00%, 12/1/09	191,269
100,000	5.00%, 12/1/10	100,869
1,000,000	5.00%, 12/1/21	956,840
340,000	Rochester Hlth. Care Fac. Rev. G.O. Series 1998-A (Mayo Foundation Proj.), 5.50%, 11/15/27	346,633
500,000	Rochester Hlth. Care & Hsg. Rev. Series 2003-A (Samaritan Bethany Inc. Proj.), 6.25%, 8/1/19	513,055
	Shakopee Hlth. Care Facs. Rev. Series 2004 (St. Francis Regl. Med. Ctr. Proj.):	
125,000	5.10%, 9/1/25	124,414
2,475,000	5.25%, 9/1/34	2,450,250
2,500,000	Stillwater Hlth. Care Rev. Series 2005 (Hlth. Sys. Obligation Proj.), 5.00%, 6/1/25	2,515,650
	St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 1998 (Regions Hosp. Proj.):	
250,000	5.00%, 5/15/10	252,675
60,000	5.00%, 5/15/11	60,609
1,365,000	5.20%, 5/15/13	1,380,425
2,070,000	5.25%, 5/15/18	2,084,324
800,000	5.30%, 5/15/28	800,712
1,000,000	St. Paul Hsg. & Redev. Auth. Hosp. Rev. Series 2005 (Health East Proj.), 5.25%, 11/15/14	1,034,350
2,000,000	St. Paul Hsg. & Redev. Auth. Nursing Home Dev. Rev. Series 2006, 5.63%, 10/1/33	1,926,060
1,210,000	St. Paul HRA Rev. Refunding Series 1996-C (St. Mary's Home Proj.), 7.00%, 7/1/21	1,211,295
	St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 2005 (Gillette Childrens Hosp. Proj.):	
300,000	4.00%, 2/1/11	295,653
200,000	5.00%, 2/1/13	201,198
225,000	5.00%, 2/1/14	225,349
400,000	St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 2001-A (Model Cities Hlth. Ctr. Proj.), 6.50%, 11/1/11	403,932
2,780,000	St. Paul Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Series 2006 (HealthPartners Oblig. Group Proj.), 5.25%, 5/15/36	2,743,332

Quantity ($)	Name of Issuer	Market Value ($)(1)
790,000	St. Paul Port Auth. Lease Rev. Series 2005-A (Health East Midway Campus Proj.), 5.00%, 5/1/10	790,916
50,000	Washington Co. Hsg. & Redev. Auth. Hosp. Rev. Series 1998 (Healtheast Proj.), 5.25%, 11/15/12	50,817
		79,055,311
Industrial / Pollution Control (4.2%)		
1,155,000	Anoka Co. Solid Waste Disp. Rev. Series 1987-A (Natl. Rural Util. Proj.), 6.95%, 12/1/08 (4)	1,161,064
835,000	Burnsville Solid Waste Rev. Refunding Series 2003-A (Freeway Transfer Inc. Proj.), 4.15%, 4/1/10 (4)	825,999
615,000	Cohasset Pollution Ctrl. Rev. Refunding Series 2004 (Allete, Inc. Proj.), 4.95%, 7/1/22	618,253
460,000	E. Grand Forks Indus. Dev. Rev. Refunding Series 2001-B (Am. Crystal Sugar Proj.), 5.40%, 4/1/11	467,733
130,000	Guam Economic Dev. Auth. Tobacco Settlement Asset-Backed Series 2001-A, 5.00%, 5/15/22	127,808
	Laurentian Energy Auth. MN Cogeneration Rev. Series 2005-A:	
650,000	4.00%, 12/1/08	648,200
965,000	4.00%, 12/1/09	959,799
500,000	Otter Tail Co. Rev. Sub. Series 2007-A (Otter Tail Proj.), 7.50%, 11/1/19 (4)	502,930
	Owatonna Industrial Dev. Rev. Series 1997 (Slidell, Inc. Proj.):	
280,000	7.25%, 5/1/14 (4)(7)	145,600
505,000	7.375%, 5/1/17 (4)(7)	262,600
20,000	7.375%, 5/1/20 (4)(7)	10,400
10,000	7.50%, 5/1/24 (7)	5,200
	Puerto Rico Childrens Trust Fund Tobacco Settlement Rev. :	
300,000	Series 2002, 4.00%, 5/15/10	296,451
2,035,000	Series 2002, 5.375%, 5/15/33	2,022,261
465,000	Roseville Dev. Rev. Refunding Series 2004 (Roseville Office Plaza Proj.), 4.625%, 8/1/12	469,892
265,000	Sauk Centre Industrial Dev. Rev. Series 1998 (Seluemed LLP Proj.)(LOC First Trust), 5.75%, 4/1/18 (4)	265,130
1,700,000	Seaway Port Auth. Dock & Wharf Rev. Refunding Series 2004 (Cargill, Inc. Proj.), 4.20%, 5/1/13	1,702,720
	St. Paul Hsg. & Redev. Auth. District Cooling Rev. Series 1998-J:	
65,000	4.75%, 3/1/08	65,228
95,000	5.125%, 3/1/12	96,462
500,000	5.35%, 3/1/18	507,125
	Virgin Islands Tobacco Settlement Financing Corp. Asset-Backed Rev. Series 2001:	
750,000	zero coupon, 4.95% effective yield, 5/15/14	738,720
1,450,000	5.00%, 5/15/21	1,379,545
		13,279,120
Insured (8.4%)		
100,000	Cohasset Poll. Ctl. Rev. Ref. Series 2004 (Coll. Allete Proj.) (Radian-IBCC insured), 4.95%, 7/1/22	100,414
	Hastings Hlth. Care Fac. Rev. Series 1998 (Regina Med. Ctr.)(ACA insured):	
565,000	5.25%, 9/15/18	567,514
305,000	5.30%, 9/15/28	305,116
20,000	Itasca Co. ISD No. 318 G.O. Series 1996 (MBIA insured), 5.20%, 2/1/10	20,025
	Minneapolis & St. Paul Hsg. & Redev. Auth. Hlth. Care Sys. Rev. Series 1993-A (Healthspan Hlth. Sys. Proj.) (Ambac insured):	
200,000	5.00%, 11/15/13	200,222
4,890,000	4.75%, 11/15/18	4,892,249
	Minneapolis & St. Paul Metro Airport Comm. Airport Rev. (Ambac insured):	
1,650,000	Series 1998-B, 5.25%, 1/1/13 (4)	1,671,780
75,000	Series 1999-B, 5.25%, 1/1/18 (4)	76,700
485,000	MN HFA Single Family Mtg. Rev. Series 2001-A (MBIA insured), 5.35%, 7/1/17	498,464
305,000	North Mankato Impt. G.O. Series 2000-A (FGIC insured), 4.75%, 2/1/10	305,268
	Perham Gas Utility Rev. Series 1999 (Radian insured):	
300,000	5.35%, 6/1/19	306,609
50,000	5.45%, 6/1/29	50,264
1,000,000	Puerto Rico Commonwealth Hwy. & Trnsn. Auth. Rev. Ref. Series 2007-N, variable rate, 7/1/45	947,930
100,000	Puerto Rico Elec. Pwr. Auth. Rev. Ref. Series 1997-C (MBIA-IBC insured), 5.25%, 7/1/09	101,634

See accompanying notes to portfolios of investments on page 58.

Sit Minnesota Tax-Free Income Fund

September 30, 2007

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)
600,000	Puerto Rico Elec. Pwr. Auth. Rev. Ref. Series 2007-UU, variable rate, 7/1/29	591,318
200,000	Puerto Rico Indus. Tourist Educ. Med. & Environmental Ctl. Facs. Rev. Series 1995-A (Hosp. Auxilio Oblig. Group Proj.) (MBIA insured), 6.25%, 7/1/16	200,436
100,000	Rockford Impt. G.O. Series 1998 (Ambac insured), 4.30%, 12/1/07	100,139
510,000	St. Cloud Hosp. Facs. Rev. Ref. (St. Cloud Hosp. Proj.) (Ambac insured), Series 1996-B, 5.00%, 7/1/20	512,963
	St. Cloud Hlth. Care Rev. Series 2000-A (St. Cloud Hosp. Obligated Group)(FSA insured):	
200,000	5.125%, 5/1/09	205,108
250,000	5.75%, 5/1/26	263,105
2,345,000	St. Paul Hsg. & Redev. Sales Tax Rev. Refunding Series 1996 (Civic Center Proj.) (FSA insured), 7.10%, 11/1/23	2,831,541
130,000	Scott Co. Hsg. & Redev. Auth. Fac. Lease Rev. Series 1997 (Justice Ctr. Proj.)(Ambac insured), 5.50%, 12/1/15	130,417
3,100,000	Southern MN Pwr. Agy. Pwr. Supply Sys. Rev Series 2006, 4.84%, 1/1/13	3,090,917
1,750,000	White Earth Band of Chippewa Indians Rev. Series 2000-A (ACA insured), 7.00%, 12/1/11	1,846,635
		19,816,768
Multifamily Mortgage (21.1%)		
	Apple Valley Multifamily Hsg. Rev. Refunding Series 1998-A (Mtg. Loan/Apple Valley Villa Proj.) (GNMA collateralized):	
40,000	4.90%, 8/1/09	40,383
1,520,000	5.25%, 8/1/18	1,531,902
	Austin Hsg. & Redev. Auth. Governmental Hsg. Gross Rev. (Courtyard Res. Proj.):	
645,000	Series 2000-A, 7.15%, 1/1/20	673,496
500,000	Series 2000-A, 7.25%, 1/1/32	520,225
2,715,000	Carver Co. Hsg. & Redev. Auth. Multifamily Hsg. Gross Rev. & Ltd. Tax Refunding Series 1997-A (Lake Grace Apts. Proj.), 6.00%, 7/1/28	2,735,824
	Chaska Multifamily Hsg. Rev. Series 1999 (West Suburban Hsg. Partners Proj.):	
125,000	5.00%, 9/1/09 (4)	124,205
495,000	5.375%, 9/1/14 (4)	488,654
500,000	Cloquet Hsg. Fac. Rev. Ref. Series 2005-A (HADC Cloquet LLC Proj.), 5.50%, 8/1/25	480,735
700,000	Coon Rapids Multifamily Hsg. Rev. Refunding Series 1997-A (Margaret Place Apts. Proj.), 6.50%, 5/1/25	713,748
	Coon Rapids Senior Hsg. Rev. Refunding Series 1998 (Epiphany Sr. Citizens Hsg. Corp. Proj.):	
115,000	5.30%, 11/1/07	115,018
115,000	5.40%, 11/1/08	115,023
170,000	5.50%, 11/1/10	170,003
545,000	5.80%, 11/1/18	544,618
3,065,000	Cottage Grove Sr. Hsg. Rev. Series 2006-A (Cottage Grove, Inc. Proj.), 5.00%, 12/1/31	2,726,256
	Dakota Co. Cmnty. Dev. Agy. Multifamily Hsg. Rev. Ref. Series 2007-A (Commons On Marice Proj.):	
240,000	4.30%, 11/1/08	237,852
150,000	4.40%, 11/1/09	147,499
500,000	5.00%, 11/1/22	469,680
	Eden Prairie Multifamily Hsg. Rev. Refunding :	
5,000	Series 1997 (Preserve Place Proj.) (GNMA collateralized), 4.90%, 1/20/08	5,019
300,000	Series 1997-A (Preserve Place Proj.) (GNMA collateralized), 5.50%, 1/20/18	307,002
410,000	Series 1997-A (Preserve Place Proj.) (GNMA collateralized), 5.60%, 7/20/28	417,728
470,000	Senior Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.00%, 8/20/21	510,387
675,000	Senior Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.15%, 8/20/31	728,959
1,185,000	Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.20%, 2/20/43	1,276,399
840,000	Subordinate Series 2001-C (Rolling Hills Proj.), 9.00%, 4/1/43	840,403

Quantity ($)	Name of Issuer	Market Value ($)(1)
	Eveleth Multifamily Hsg. Rev. Sr. Series 2006-A1 (Manor House Woodland Proj.):	
200,000	4.90%, 10/1/09	198,982
140,000	4.95%, 10/1/10	139,229
100,000	5.00%, 10/1/11	99,391
155,000	5.10%, 10/1/12	154,391
165,000	5.15%, 10/1/13	163,573
	Faribault Hsg. & Redev. Auth. Govt. Hsg. Dev. Gross Rev. Ref. Series 1998-A (Trails Edge Apts. Proj.):	
355,000	5.125%, 2/1/18	358,248
650,000	5.25%, 2/1/28	654,790
	Fairmont Hsg. Fac. Rev. Series 2002-A1 (Homestead-GEAC Proj.):	
1,100,000	6.625%, 10/1/11	1,133,308
295,000	6.875%, 10/1/14	305,531
	Fairmont Hsg. Fac. Rev. Series 2005-A (Goldfinch Estates-GEAC Proj.):	
300,000	5.75%, 10/1/17	297,525
290,000	6.00%, 10/1/21	290,519
	Golden Valley Rev. Series 1999-A (Covenant Retirement Cmntys. Proj.):	
675,000	5.50%, 12/1/25	684,733
1,560,000	5.50%, 12/1/29	1,574,914
	Grand Rapids Hsg. & Redev. Auth. (Lakeshore Place and Forest Park West Apts. Proj.):	
35,000	Series 1999-B, 5.00%, 10/1/09	35,266
500,000	Series 1999-A, 5.20%, 10/1/19	503,075
1,660,000	Series 1999-A, 5.30%, 10/1/29	1,641,292
	Hopkins Multifamily Hsg. Rev. Series 1996 (Hopkins Renaissance Proj.) (Section 8):	
100,000	5.85%, 4/1/09	102,055
450,000	6.25%, 4/1/15	459,787
	Hutchinson Hsg. Fac. Rev. (Prince of Peace Apts. Proj.):	
115,000	Series 2003-A, 4.00%, 10/1/07	114,999
120,000	Series 2003-A, 4.50%, 10/1/08	120,023
245,000	Inver Grove Heights Nursing Home Rev. Ref. Series 2006 (Presbyterian Homes Care Proj.), 5.50%, 10/1/33	231,118
1,400,000	Maplewood Multifamily Hsg. Rev. Series 1998 (Park Edge Apts. Proj.), 6.50%, 5/1/29 (4)	1,413,804
	Maplewood Multifamily Refunding Rev. (Village on Woodlyn Proj.):	
1,605,000	Series 1999-A (GNMA collateralized), 6.75%, 7/20/30 (4)	1,654,498
100,000	Subordinate Series 1999-C-1, 8.00%, 11/1/30 (4)	101,397
240,000	Subordinate Series 1999-C-2, 8.00%, 11/1/30 (4)	243,353
2,765,000	Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. Series (Torre De San Proj.) (GNMA Collateralized), 4.75%, 1/20/42 (4)	2,570,786
	Minneapolis Multifamily Hsg. Rev.:	
340,000	Series 1996 (Belmont Apts.), 7.25%, 11/1/16	343,471
205,000	Series 1996-A (Nicollet Towers) (Section 8), 5.60%, 6/1/08	206,847
5,020,000	Series 1996-A (Nicollet Towers) (Section 8), 6.00%, 12/01/19	5,068,242
115,000	Ref. Series 1998 (Riverside Plaza Proj.) (GNMA collateralized), 4.75%, 12/20/12 (4)	115,895
1,200,000	Series 1998 (Riverside Plaza Proj.) (GNMA collateralized), 5.10%, 12/20/18 (4)	1,205,856
320,000	Series 2000 (Garr Scott Loft Proj.) (LOC U.S. Bank), 5.95%, 5/1/30 (4)	328,822
20,000	Series 2003-A (Sumner Proj.) (GNMA collateralized), 3.00%, 8/20/08 (4)	19,891
835,000	Series 2007 (Blaisdell Apts. Proj.), 5.10%, 4/1/17 (4)	816,797
	Ref. Series 2007-A (Keeler Apts. Proj.):	
150,000	4.50%, 10/1/12	146,323
580,000	4.65%, 10/1/15	560,790
	Moorhead Sr. Hsg. Rev. Series 2006 (Sheyenne Crossing Proj.):	
300,000	5.00%, 4/1/13	296,874
170,000	5.10%, 4/1/14	168,424

See accompanying notes to portfolios of investments on page 58.

Sit Minnesota Tax-Free Income Fund

September 30, 2007

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)
85,000	Series 2004-A, 4.875%, 8/1/24 (4)	84,176
	Series 1997-A:	
60,000	5.40%, 8/1/10 (4)	60,953
125,000	5.45%, 8/1/11(4)	126,971
100,000	Series 2000-A (Section 8), 5.375%, 2/1/09 (4)	101,870
1,350,000	MN HFA Residential Hsg. Rev. Series 2006-I, 5.00%, 7/1/21 (4)	1,365,377
650,000	MN HFA Residential Hsg. Rev. Series 2006-A1, 5.10%, 8/1/47 (4)	637,143
	Minnetonka Multifamily Hsg. Rev. Ref. Series 1999-A (GNMA coll.) (Archer Heights Apts. Proj.):	
540,000	5.10%, 7/20/13 (4)	555,919
975,000	5.20%, 1/20/18 (4)	993,467
	North Oaks Sr. Hsg. Rev. Series 2007 (Presbyterian Homes North Oaks Proj.):	
500,000	5.25%, 10/1/13	502,170
1,565,000	5.625%, 10/1/17	1,575,110
500,000	5.75%, 10/1/22	502,260
	Northwest MN Multi Co. Hsg. & Redev. Auth. Hsg. Rev. Series 2005-A (Pooled Hsg. Proj.):	
145,000	4.50%, 7/1/09	143,856
115,000	4.75%, 7/1/10	113,416
	Norwood Young America Econ. Dev. Auth. Gov. Rev. Series 2005-A (Harbor at Peace Village Proj.):	
150,000	5.35%, 8/1/15	147,915
200,000	5.625%, 8/1/20	197,022
550,000	5.75%, 8/1/25	533,258
250,000	6.00%, 8/1/31	244,705
	Oakdale Multifamily Sr. Hsg. Rev. Refunding Series 2004 (Oak Meadows Proj.):	
165,000	4.25%, 4/1/08	164,386
600,000	5.00%, 4/1/12	595,464
	Oronoco Multifamily Hsg. Rev. Ref. Series 2006 (Wedum Shorewood Campus Proj.):	
600,000	4.65%, 6/1/09	592,656
725,000	4.70%, 6/1/11	708,941
	Pine City Hlth. Care & Hsg. Rev. Series 2006-A (North Branc Proj.):	
125,000	4.50%, 10/20/16	127,949
300,000	4.75%, 10/20/21	303,702
500,000	Richfield Sr. Hsg. Rev. Refunding Series 2004-A (Richfield Sr. Hsg., Inc. Proj.), 5.00%, 12/1/15	486,560
2,800,000	Rochester Multifamily Rev. Refunding Series 2000-A (Weatherstone Apts. Proj.) (LOC Household Fin.) (Mandatory Put 9/1/17) 6.375%, 9/1/37 (4)	3,050,852
	Shoreview Sr. Hsg. Rev. Series 2005-A (Shoreview Sr. Residence Proj.):	
110,000	3.50%, 5/1/08	109,249
115,000	3.75%, 5/1/09	113,298
600,000	St. Cloud Hsg. & Redev. Auth. Multifamily Hsg. Rev. Refunding Series 1998 (Northway Manor Apts. Proj.) (Section 8), 5.35%, 12/1/18	577,062
	St. Cloud Hsg. & Redev. Auth. Multifamily Hsg. Rev.:	
1,445,000	Series 1993 (Germain Towers Proj.) (Section 8), 5.90%, 9/1/20	1,395,567
60,000	Series 1999-A (Parkview Terrace Apts. Proj.) (Section 8), 5.00%, 6/1/09	53,034
500,000	St. Louis Park Multifamily Hsg. Rev. Refunding Series 1998-A (Park Ridge Apts. Proj.) (GNMA collateralized), 5.25%, 11/1/20	511,300
	St. Louis Park Rev. Ref. Series 2006 (Roitenberg Family Proj.):	
140,000	4.65%, 8/15/09	139,944
525,000	5.50%, 8/15/26	511,733
200,000	St. Paul Hsg. & Redev. Auth. Multifamily Refunding Rev. Series 1995 (Sun Cliffe Apts. Proj.) (GNMA collateralized), 5.875%, 7/1/15	200,880
1,000,000	St. Paul Hsg. & Redev. Auth. Multifamily Refunding Rev. Ref. Series 2007-A, (Marian Ctr. Proj.), 5.20%, 11/1/22	941,100

Quantity ($)	Name of Issuer	Market Value ($)(1)
	St. Paul Hsg. & Redev. Auth. Rev. Series 2007-A (Rossy & Richard Schaller Proj.):	
400,000	5.15%, 10/1/42	360,676
450,000	4.80%, 10/1/18	426,735
3,150,000	St. Paul Port Authority Multifamily Hsg. Refunding (Jackson Towers Apts. Proj.) Senior Series 1998-1A (GNMA collateralized), 6.95%, 4/20/33	3,319,880
735,000	Stillwater Multifamily Hsg. Rev. Series 2007 (Orleans Homes LP Proj.), 5.00%, 2/1/17 (4)	718,867
120,000	Victoria Sr. Hsg. Rev. Series 2003 (Chanhassen, Inc. Proj.), 5.50%, 8/1/18	120,679
	Washington Co. Hsg. & Redev. Auth. Governmental Hsg. Rev. Ref. Series:	
755,000	1999-A (Briar Pond Apts. Proj.) (GNMA collateralized), 5.50%, 2/20/14	766,748
695,000	2002 (Woodland Park Apts. Proj.) (Co. Guaranteed), 4.70%, 10/1/26	698,072
500,000	Woodbury Econ. Dev. Auth. Sr. Hsg. Rev. Series 2006-B (Summerhouse Woodbury Proj.), 5.75%, 6/1/41	486,895
		65,813,654
Municipal Lease (2.6%) (5)		
200,000	Andover Econ. Dev. Auth. Public Fac. Lease Rev. Series 2004 (Cmnty. Ctr. Proj.), 5.125%, 2/1/24	212,944
40,000	Anoka Co. C.O.P. Series 1998, 5.40%, 6/1/28	40,252
100,000	Big Lake Econ. Dev. Auth. Public Proj. Rev. Series 2005-A, 4.20%, 2/1/10	100,039
2,081,120	Carver Scott Co. Lease Purchase Agreement Series 2005, 5.00%, 8/4/20	2,051,859
50,000	Chaska Econ. Dev. Auth. ISD No. 112 Sch. Facs. Lease Rev. Series 1999-A, 5.125%, 12/1/09	51,536
89,000	Hennepin Co. Hsg. & Redev. Auth. Rev. Series 1993-A (Community Provider Program), 5.70%, 8/1/13	92,710
150,000	Hibbing Econ. Dev. Auth. Public Proj. Rev. Series 1997 (Hibbing Lease Obligations Proj.), 6.10%, 2/1/08	150,133
734,311	Intermediate Sch. Dist. 287 Lease Rev. Series 2006, 4.78%, 3/15/13	741,221
125,000	Mountain Iron Hsg. & Redev. Auth. Rev. Series 2001-A (Arrowhead Library Sys. Proj.), 5.00%, 9/1/09	126,896
500,000	NE Metro Intermediate School Dist. No. 916 C.O.P. Series 2004, 4.25%, 1/1/14	507,110
400,000	St. Paul Hsg. & Redev. Auth. Lease Rev. Series 2000 (Rivercentre Pkg. Ramp Proj.), 5.70%, 5/1/08	404,576
520,000	Scott Co. Hsg. & Red. Auth. Fac. Lease Rev. Series 1998 (Workforce Ctr. Proj.), 5.00%, 2/1/18	521,768
	Virginia Hsg. & Redev. Auth. Hlth. Care Fac. Lease Rev. Series 2005:	
300,000	4.00%, 10/1/07	299,994
275,000	4.00%, 10/1/08	274,409
300,000	4.00%, 10/1/09	298,626
300,000	4.50%, 10/1/10	301,590
200,000	5.00%, 10/1/11	204,734
1,250,000	5.125%, 10/1/20	1,266,788
400,000	5.25%, 10/1/25	403,380
		8,050,565
Public Facilities (0.4%)		
50,000	MN Agr. Soc. State Fair Rev. Series 2003, 5.00%, 9/15/20	51,111
250,000	Rockville Econ. Dev. Auth. Pub. Proj. Lease Rev. Series 2005-A, 4.00%, 2/1/14	249,005
	Spring Grove Econ. Dev. Auth. Pub. Proj. Rev. Series 2006-A:	
135,000	4.625%, 2/1/12	135,844
255,000	5.00%, 2/1/16	257,945
125,000	5.10%, 2/1/18	126,253
	Victoria Recreational Facility Gross Rev. Series 2002:	
70,000	4.75%, 2/1/12	71,065
75,000	4.75%, 8/1/12	76,141
85,000	5.10%, 8/1/15	86,760
205,000	Victoria Rec. Fac. Gross Rev. Ref. Crossover Series 2006-A, 4.55%, 8/1/17	191,076
		1,245,200
Single Family Mortgage (6.4%)		
	Dakota Co. Cmnty. Dev. Agy. Single Family Mtg. Rev.:	
2,973,153	Series 2006 (FNMA, GNMA, & FHLMC backed), 5.30%, 12/1/39	3,012,250
2,000,000	Series 2007-A (FNMA, GNMA, & FHLMC backed), 5.125%, 12/1/40 (4)	2,079,740

See accompanying notes to portfolios of investments on page 58.

Sit Minnesota Tax-Free Income Fund

September 30, 2007

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)
	Minneapolis- St. Paul Hsg. Fin. Bd. Single Family Mtg. Rev. (FNMA & GNMA backed):	
30,000	Series 1997, 6.25%, 11/1/30	31,378
1,401,260	Series 2005-A3, 5.10%, 4/1/27	1,453,079
3,000,000	Series 2007-A1, 5.25%, 12/1/40 (4)	3,089,580
1,000,000	Series 2007-A2, 5.52%, 3/1/41	1,050,340
	MN HFA Single Family Mtg. Rev.:	
425,000	Series 1994-E, 5.60%, 7/1/13	427,856
200,000	Series 1994-E, 5.90%, 7/1/25	203,250
85,000	Series 1996-D, 6.00%, 1/1/16	85,373
60,000	Series 1997-A, 5.60%, 7/1/09	60,890
235,000	Series 1997-I, 5.50%, 1/1/17	238,741
135,000	Series 1996-H, 6.00%, 1/1/21	135,481
530,000	Series 1997-D, 5.85%, 7/1/19 (4)	538,803
30,000	Series 1997-E, 5.90%, 7/1/29 (4)	30,513
15,000	Series 1997-G, 6.00%, 1/1/18	15,068
720,000	Series 1998-C, 5.25%, 1/1/17	727,661
45,000	Series 1998-F, 4.95%, 7/1/08	45,170
200,000	Series 1998-F-1, 5.45%, 1/1/17	200,622
60,000	Series 1998-F, 5.70%, 1/1/17	60,439
60,000	Series 1998-A, 4.80%, 7/1/09	61,092
65,000	Series 1998-A, 4.90%, 7/1/10	66,170
340,000	Series 1999-B, 5.25%, 1/1/20	341,625
60,000	Series 1999-H, 5.30%, 7/1/11	60,668
100,000	Series 2000-A, 5.75%, 7/1/18	103,047
120,000	Series 2000-C, 6.10%, 7/1/30 (4)	124,472
320,000	Series 2003-I, 4.30%, 7/1/11 (4)	324,038
600,000	Series 2003-I, 5.10%, 7/1/20 (4)	607,914
1,930,000	Series 2006-B, 5.00%, 1/1/37 (4)	1,988,653
1,950,000	Series 2006-M, 4.80%, 7/1/26 (4)	1,902,752
1,000,000	Series 2007-I, 4.75%, 7/1/27 (4)	966,340
		20,033,005
Transportation (0.0%)		
20,000	Minneapolis & St. Paul Met. Arpts. Rev. Series 2001-B (FGIC Insured), 5.75%, 1/1/16 (4)	20,921
Utility (2.9%)		
1,000,000	Chaska Elec. Rev. Ref. Series 2005-A (Generating Facs. Proj.), 5.25%, 10/1/25	1,041,770
200,000	Delano Wtr. & Pwr. Cmnty. Elec. Rev. Series 2000-A, 5.30%, 12/1/09	200,144
	MN Muni Pwr. Agy. Elec. Rev. Series 2005:	
1,475,000	5.00%, 10/1/30	1,504,249
4,015,000	5.00%, 10/1/35	4,065,188
300,000	Princeton Public Utility Sys. Rev. Series 2004, 5.00%, 4/1/24	303,132
450,000	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev. Ref. Series 1995, 5.00%, 7/1/19	458,748
1,250,000	Puerto Rico Elec. Pwr. Auth. Rev. Ref. Series 2007-UU, variable rate, 7/1/25	1,202,888
125,000	Virgin Islands Pub. Fin. Auth. Sr. Lien Rev. Series 2004-A, 5.25%, 10/1/21	129,088
		8,905,207
Other Revenue Bonds: (9.7%)		
830,000	Brooklyn Park Econ. Dev. Auth. Tax Increment Rev. Series 2007-A (Huntington Site Dev. Proj.), 5.00%, 2/1/10	842,027
	Columbia Heights Commercial Dev. Refunding Rev. Series 1999 (Columbia Park Properties - Medical Clinic Proj.):	
250,000	5.15%, 12/1/08	250,405

Quantity ($)	Name of Issuer	Market Value ($)(1)
1,750,000	5.60%, 12/1/15	1,752,608
	Columbia Heights Econ. Dev. Auth. Tax Increment Rev. Series 2007 (Huset Park Area Redev. Proj.):	
295,000	5.00%, 2/15/17	287,445
510,000	5.20%, 2/15/22	487,963
900,000	Commissioner of Iron Range Resources and Rehab. Gross Rev. (Giant's Ridge Rec. Area Proj.), Series 2000, 7.25%, 11/1/16	962,298
787,820	Crystal Governmental Fac. Rev. Series 2006, 5.095%, 12/15/26	796,739
450,000	Hopkins Hsg. & Redev. Tax Increment Rev. Series 2007 (Excelsior Crossings Proj.), 4.80%, 2/1/19	419,256
	Lakeville Liquor Rev. Series 2007:	
145,000	5.00%, 2/1/11	146,769
165,000	5.00%, 2/1/14	167,135
190,000	5.00%, 2/1/17	191,398
210,000	5.00%, 2/1/22	205,777
235,000	5.00%, 2/1/27	224,329
	Minneapolis Cmty. Dev. Agy. Ltd. Tax Common Bond Fund:	
125,000	Series 1996-1 (LOC-U.S. Bank), 6.00%, 6/1/11	125,469
500,000	Series 1999-1A (Discount Steel), 5.25%, 6/1/19 (4)	505,070
160,000	Series 2000-G2 (LOC-U.S. Bank), 6.00%, 12/1/20	167,885
390,000	Minneapolis Public Hsg. Auth. Series 1997 (General Credit Energy Savings Proj.), 6.00%, 7/1/08	391,045
	Minneapolis Tax Increment Rev. Refunding Series 2007 (East River/Unocal Site Proj.):	
85,000	4.50%, 2/1/08	84,827
165,000	4.80%, 2/1/12	162,781
245,000	5.10%, 2/1/17	240,595
240,000	5.20%, 2/1/21	231,218
	Minneapolis Tax Increment Rev. Refunding Series 2004 (St. Anthony Falls Proj.):	
600,000	4.50%, 2/1/13	579,504
75,000	4.40%, 2/1/09	74,332
100,000	4.50%, 2/1/10	98,707
100,000	4.60%, 2/1/11	98,355
125,000	4.70%, 2/1/12	122,732
125,000	4.80%, 2/1/13	122,811
675,000	Minneapolis Tax Increment Rev. Series 2006 (Grant Park Proj.), 5.00%, 2/1/16	661,439
1,000,000	MN Agr. & Econ. Dev. Board Rev. Series 2000-B (Small Business Dev. Proj.), 7.25%, 8/1/20 (4)	1,036,400
	Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. Series 2006 (Metroplaines Proj.):	
279,000	4.25%, 8/15/11	279,086
1,205,000	5.00%, 2/15/27	1,199,602
	St. Anthony Hsg. & Redev. Auth. Tax Increment Rev. Series 2007 (Silver Lake Vlg. Phase 1A Proj.):	
500,000	4.75%, 2/1/17	476,015
500,000	4.90%, 2/1/22	461,775
	St. Paul Hsg. & Redev. Auth. Tax Increment Rev.:	
155,000	Series 2001 (US Bank Operations Ctr. Proj.), 5.40%, 8/1/09	156,366
100,000	Series 2001 (US Bank Operations Ctr. Proj.), 5.70%, 8/1/12	101,656
800,000	Series 2001 (US Bank Operations Ctr. Proj.), 6.125%, 8/1/19	814,496
1,115,000	Series 2002 (North Quadrant Owner Occupied Proj. Phase 2), 7.00%, 2/15/28	1,170,059
1,007,000	Series 2002 (North Quadrant Owner Occupied Proj. Phase 1), 7.50%, 2/15/28	1,040,281
3,000,000	Series 2002-A (Upper Landing Proj.), 6.80%, 3/1/29	3,129,360
2,000,000	Series 2002-B-2 (Upper Landing Proj.), 6.90%, 3/1/29	2,094,700
1,212,000	Series 2002 (Drake Marble Proj.), 6.75%, 3/1/28	1,262,746
1,286,000	Series 2004 (9th St. Lofts Proj.), 6.375%, 2/15/28	1,325,905
	St. Paul Port Auth. Lease Rev. Series 2007-1 (Regions Hosp. Parking Ramp Proj.):	
155,000	5.00%, 8/1/09	156,018
200,000	5.00%, 8/1/10	201,566

See accompanying notes to portfolios of investments on page 58.

Sit Minnesota Tax-Free Income Fund

September 30, 2007
Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Market Value ($)(1)
390,000	5.00%, 8/1/11	393,771
555,000	5.00%, 8/1/21	531,424
1,150,000	5.00%, 8/1/36	1,020,315
	St. Paul Recreational Facs. Gross Rev. Series 2005 (Highland National Proj.):	
205,000	3.50%, 10/1/07	204,998
715,000	5.00%, 10/1/25	742,713
	Steele Co. Hlth. Care Fac. Gross Rev. Refunding Crossover Series 2005-B:	
475,000	4.65%, 6/1/20	469,153
300,000	5.00%, 6/1/30	297,567
120,000	Steele Co. Hlth. Care Fac. Gross Rev. Unref. Bal. Series 2000 (Elderly Housing Proj.), 6.625%, 6/1/20	126,288
620,000	Steele Co. Hlth. Care Fac. Gross. Rev. Prerefunded Series 2000 (Elderly Hsg. Proj.), 6.625%, 6/1/20	662,315
340,000	Virgin Islands Public Fin. Auth. Rev. Gross Receipts Taxes Loan Series 1999-A, 5.625%, 10/1/10	346,321
		30,101,815
Total municipal bonds (cost: $299,491,378)		298,224,911
Closed-End Mutual Funds (0.8%) (2)		
4,900	Delaware Investments Minnesota Municipal Income Fund II	66,395
48,100	First American Minnesota Municipal Income Fund II	642,616
138,600	MN Municipal Income Portfolio	1,857,239
Total closed-end mutual funds (cost: $2,654,175)		2,566,250
Short-Term Securities (2.4%) (2)		
160,000	Midwest Consortium of Utility Rev. Series 2005-A (MN Utilities Assoc. Proj.), variable rate, 1/1/25	160,000
3,000,000	Mpls. & St. Paul Hsg. & Redev. Auth. Hlth. Care Series 2004-B (Children's Proj.), variable rate, 8/15/25	3,000,000
800,000	MN Higher Educ. Facs. Rev. Series 2003 , variable rate, 10/1/33	800,000
1,600,000	Robbinsdale Hlth. Care Facs. Rev. Series 2003 (North Mem. Hlth. Proj.), variable rate, 5/15/33	1,600,000
1,550,000	St. Paul Hsg. & Redev. Auth. Rev. Series 2001 (Cretin -Derham Hall Proj.), variable rate, 2/1/26	1,550,000
324,517	Wells Fargo Minnesota Municipal Cash Fund, 3.13%	324,517
Total Short-Term Securities (cost: $7,434,517)		7,434,517
Total investments in securities (cost: $309,580,070) (6)		$308,225,678

See accompanying notes to portfolios of investments on page 58.

This page has been left blank intentionally.

(1) Securities are valued by procedures described in note 1 to the financial statements.

(2) Percentage figures indicate percentage of total net assets.

(3) At September 30, 2007, 2.8% of net assets in the U.S. Government Securities Fund were invested in GNMA mobile home pass-through securities.

(4) Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At September 30, 2007, 10.4% of net assets in the Minnesota Tax-Free Income Fund was invested in such securities.

(5) Rule 144A Securities, Section 4(2) Commercial Paper, and Municipal Lease Securities ("Restricted Securities") held by the Funds which have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

(6) At September 30, 2007 the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost were as follows:

	Money Market Fund	U.S. Government Securities Fund
Cost for federal income tax purposes	$77,450,472	$207,720,340
Unrealized appreciation (depreciation) on investments:		
Gross unrealized appreciation	----	$1,568,197
Gross unrealized depreciation	----	(1,956,082)
Net unrealized appreciation (depreciation)	----	($387,885)

	Tax-Free Income Fund	Minnesota Tax-Free Income Fund
Cost for federal income tax purposes	$394,261,363	$309,580,070
Unrealized appreciation (depreciation) on investments:		
Gross unrealized appreciation	$1,996,778	$2,807,156
Gross unrealized depreciation	(16,039,533)	(4,161,548)
Net unrealized appreciation (depreciation)	($14,042,755)	($1,354,392)

(7) These securities have been identified by the investment adviser as illiquid securities. The aggregate value of these securities at September 30, 2007, is $3,754,192 and $423,800 in the Tax-Free Income and Minnesota Tax-Free Income Funds respectively, which represents 1.0% and 0.1% of the Fund's net assets, respectively.

(8) Presently non-income producing securities. Items identified are in default as to payment of interest.

This page has been left blank intentionally.

Statements of Assets and Liabilities (Unaudited)

ASSETS	Money Market Fund	U.S. Government Securities Fund	Tax-Free Income Fund	Minnesota Tax-Free Income Fund
Investments in securities, at identified cost	$77,450,472	$207,720,340	$394,261,363	$309,580,070
Investments in securities, at market value - see accompanying schedules for detail	$77,450,472	$207,332,455	$380,218,608	$308,225,678
Cash in bank on demand deposit	551	------	1,238,050	------
Accrued interest and dividends receivable	------	1,262,979	5,358,589	4,687,570
Receivable for investment securities sold	------	7,384	------	------
Receivable for principal paydowns	------	68,060	------	------
Other receivables	------	10,931	55,235	105,985
Receivable for Fund shares sold	686	47,597	178,145	26,246
Total assets	77,451,709	208,729,406	387,048,627	313,045,479
LIABILITIES				
Disbursements in excess of cash balances	------	2,995,139	------	307,013
Payable for investment securities purchased	------	------	740,127	26,658
Payable for Fund shares redeemed	------	71,490	121,283	5,030
Cash portion of dividends payable to shareholders	266,952	754,775	1,212,079	985,139
Other payables	------	1,168	12,473	------
Accrued investment management and advisory services fee	28,688	124,866	225,658	192,142
Total liabilities	295,640	3,947,438	2,311,620	1,515,982
Net assets applicable to outstanding capital stock	$77,156,069	$204,781,968	$384,737,007	$311,529,497
Net assets consist of:				
Capital (par value and paid-in surplus)	$77,156,069	$209,579,849	$430,106,513	$322,136,317
Undistributed (distributions in excess of) net investment income	------	----	----	----
Accumulated net realized gain (loss) from security transactions	------	(4,410,011)	(31,326,751)	(9,252,428)
Unrealized appreciation (depreciation) on investments	------	(387,870)	(14,042,755)	(1,354,392)
	$77,156,069	$204,781,968	$384,737,007	$311,529,497
Outstanding shares	77,159,544	19,382,807	40,376,212	31,071,937
Net asset value per share of outstanding capital stock	$1.00	$10.57	$9.53	$10.03

See accompanying notes to financial statements on pages 64-69.

	Money Market Fund	U.S. Government Securities Fund	Tax-Free Income Fund	Minnesota Tax-Free Income Fund
Investment income:				
Income:				
Interest	$1,436,084	$5,638,258	$9,275,476	$7,442,850
Total income	1,436,084	5,638,258	9,275,476	7,442,850
Expenses (note 3):				
Investment management and advisory services fee	211,514	844,674	1,518,890	1,183,416
Less fees and expenses absorbed by investment adviser	(75,909)	(49,863)	(65,221)	----
Total net expenses	135,605	794,811	1,453,669	1,183,416
Net investment income	1,300,479	4,843,447	7,821,807	6,259,434
Realized and unrealized gain (loss) on investments :				
Net realized gain (loss)	----	(589,322)	(2,587,680)	413,154
Net change in unrealized appreciation (or depreciation) on investments	----	765,115	(5,136,784)	(5,644,332)
Net gain (loss) on investments	----	175,793	(7,724,464)	(5,231,178)
Net increase (decrease) in net assets resulting from operations	$1,300,479	$5,019,240	$97,343	$1,028,256

See accompanying notes to financial statements on pages 64-69.

Statements of Changes in Net Assets

	Money Market Fund		U.S. Government Securities Fund	
	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007
Operations:				
Net investment income	$1,300,479	$3,045,336	$4,843,447	$9,805,228
Net realized gain (loss) on investments	----	----	(589,322)	(995,910)
Net change in unrealized appreciation (depreciation) of investments	----	----	765,115	3,040,999
Net increase (decrease) in net assets resulting from operations	1,300,479	3,045,336	5,019,240	11,850,317
Distributions to shareholders from:				
Net investment income	(1,300,479)	(3,045,336)	(4,843,447)	(9,805,228)
Net realized gains on investments	----	----	----	----
Total distributions	(1,300,479)	(3,045,336)	(4,843,447)	(9,805,228)
Capital share transactions:				
Proceeds from shares sold	135,028,538	228,663,487	31,969,196	54,637,396
Reinvested distributions	855,919	1,685,472	4,740,574	9,659,292
Payments for shares redeemed	(111,244,164)	(247,515,120)	(30,481,688)	(102,358,453)
Increase (decrease) in net assets from capital share transactions	24,640,293	(17,166,161)	6,228,082	(38,061,765)
Total increase (decrease) in net assets	24,640,293	(17,166,161)	6,403,875	(36,016,676)
Net assets				
Beginning of period	52,515,776	69,681,937	198,378,093	234,394,769
End of period	$77,156,069	$52,515,776	$204,781,968	$198,378,093
Capital transactions in shares:				
Sold	135,028,538	228,663,487	3,042,132	5,218,496
Reinvested distributions	855,919	1,685,472	450,873	922,551
Redeemed	(111,244,164)	(247,515,120)	(2,902,526)	(9,768,659)
Net increase (decrease)	24,640,293	(17,166,161)	590,479	(3,627,612)

Tax-Free Income Fund		Minnesota Tax-Free Income Fund	
Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Six Months Ended September 30, 2007 (Unaudited)	Year Ended March 31, 2007
$7,821,807	$14,462,903	$6,259,434	$11,454,764
(2,587,680)	755,205	413,154	46,712
(5,136,784)	(838,265)	(5,644,332)	2,372,026
97,343	14,379,843	1,028,256	13,873,502
(7,821,807)	(14,462,903)	(6,259,434)	(11,454,764)
----	----	----	----
(7,821,807)	(14,462,903)	(6,259,434)	(11,454,764)
49,537,765	112,626,064	70,222,233	94,800,905
6,928,831	12,778,006	5,166,495	9,353,492
(41,554,270)	(114,719,972)	(47,549,578)	(80,963,635)
14,912,326	10,684,098	27,839,150	23,190,762
7,187,862	10,601,038	22,607,972	25,609,500
377,549,145	366,948,107	288,921,526	263,312,026
$384,737,007	$377,549,145	$311,529,498	$288,921,526
5,152,162	11,588,831	6,983,765	9,310,566
719,173	1,315,255	510,963	919,038
(4,322,887)	(11,813,651)	(4,712,714)	(7,954,513)
1,548,448	1,090,435	2,782,014	2,275,091

(1) **Summary of Significant Accounting Policies**

The Sit Mutual Funds (the Funds) are no-load funds, and are registered under the Investment Company Act of 1940 (as amended) as diversified (except Minnesota Tax-Free Income Fund which is non-diversified), open-end management investment companies, or series thereof. The Sit Minnesota Tax-Free Income Fund and the Sit Tax-Free Income Fund are series funds of Sit Mutual Funds II, Inc. Each fund has 10 billion authorized shares of capital stock. Shares in the U.S. Government Securities Fund have a par value of $0.01, and shares in other funds have a par value of $0.001. This report covers the bond funds of the Sit Mutual Funds. The investment objective for each Fund is as follows:
Significant accounting policies followed by the Funds are summarized below:

Fund	Investment Objective
Money Market	Maximum current income with the preservation of capital and maintenance of liquidity.
U.S. Government Securities	High level of current income and safety of principal.
Tax-Free Income	High level of current income that is exempt from federal income tax, consistent with the preservation of capital.
Minnesota Tax-Free Income	High level of current income that is exempt from federal regular income tax and Minnesota regular personal income tax, consistent with the preservation of capital.

Investments in Securities
Securities maturing more than 60 days from the valuation date, with the exception of those in Money Market Fund, are valued at the market price supplied by an independent pricing vendor based on current interest rates; those securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates market value. When market quotations are not readily available, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. Pursuant to Rule 2a-7 of the Investment Company Act of 1940, all securities in the Money Market Fund are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

Security transactions are accounted for on the date the securities are purchased or sold. Gains and losses are calculated on the identified-cost basis. Interest, including level-yield amortization of long-term bond premium and discount, is recorded on the accrual basis. Dividends received from closed-end fund holdings are included in Interest Income and are generated from the underlying investments.

Delivery and payment for securities which have been purchased by the Funds on a forward commitment or when-issued basis can take place two weeks or more after the transaction date. During this period, such securities are subject to market fluctuations and may increase or decrease in value prior to delivery.

The Minnesota Tax-Free Income Fund concentrates its investments in Minnesota, and therefore may have more credit risk related to the economic conditions in the state of Minnesota than a portfolio with broader geographical diversification.

Line of Credit

The Funds have a $25,000,000 committed line of credit through PNC Bank, N.A., whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary purposes. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus fifty basis points (0.50%). The Funds had no borrowings outstanding during the period ended September 30, 2007.

Recent Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. Tax positions of the Funds are being evaluated to determine the impact, if any, to the Funds. The adoption of FIN 48 did not have a material impact on the Funds.

Federal Taxes

The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. Also, in order to avoid the payment of any federal excise taxes, the Funds will distribute substantially all of their net investment income and net realized gains on a calendar year basis.

Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year for net investment income or net realized gains may also differ from its ultimate characterization for tax purposes. The tax character of distributions paid during the fiscal years ended March 31, 2007 were as follows:

Year Ended March 31, 2007:

	Ordinary Income	Long Term Capital Gain	Total
Money Market	$3,045,336	–	$3,045,336
U.S. Government Securities	$9,805,228	–	$9,805,228
Tax-Free Income(*)	$14,462,903	–	$14,462,903
MN Tax-Free Income(*)	$11,454,764	–	$11,454,764

(*)100% of dividends were derived from interest on tax-exempt securities.

Year Ended March 31, 2006:

	Ordinary Income	Long Term Capital Gain	Total
Money Market	$2,041,527	–	$2,041,527
U.S. Government Securities	$10,362,410	–	$10,362,410
Tax-Free Income(*)	$13,551,425	–	$13,551,425
MN Tax-Free Income(*)	$10,095,953	–	$10,095,953

(*)100% of dividends were derived from interest on tax-exempt securities.

As of March 31, 2007, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Gain (Loss)	Unrealized Appreciation (Depreciation)
Money Market	$2,041,527	–	$2,041,527
U.S. Government Securities	$10,362,410	–	$10,362,410
Tax-Free Income(*)	$13,551,425	–	$13,551,425
MN Tax-Free Income(*)	$10,095,953	–	$10,095,953

As of March 31, 2007, for federal income tax purposes, some Funds have capital loss carryovers which, if not offset by subsequent gains will begin to expire as follows:

	Loss Carryover	Expiration Year
U.S. Government Securities	$3,820,689	2008
Tax-Free Income	$28,739,071	2008
MN Tax-Free Income	$9,665,582	2008

Distributions

Distributions to shareholders are recorded as of the close of business on the record date. Such distributions are payable in cash or reinvested in additional shares of the Funds' capital stock. Distributions from net investment income are declared daily and paid monthly for the Funds. Distributions from net realized gains, if any, will be made annually for each of the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results. Actual results could differ from those estimates.

(2) **Investment Security Transactions**

The cost of purchases of and proceeds from sales and maturities of investment securities, other than short-term securities, for the period ended September 30, 2007, were as follows:

	Purchases ($)	Proceeds ($)
U.S. Government Securities Fund	93,206,490	90,978,240
Tax-Free Income Fund	104,914,147	83,017,272
Minnesota Tax-Free Income Fund	85,604,151	58,067,617

For the Money Market Fund during the period ended September 30, 2007 purchases of and proceeds from sales and maturities of investment securities aggregated $694,254,694 and $670,980,208, respectively.

(3) **Expenses**

Investment Adviser
The Funds each have entered into an investment management agreement with Sit Investment Associates Inc. (SIA), under which SIA manages the Funds' assets and provides research, statistical and advisory services, and pays related office rental, executive expenses and executive salaries. SIA also is obligated to pay all of the Funds' expenses (excluding extraordinary expenses, stock transfer taxes, interest, brokerage commissions, and other transaction charges relating to investing activities). The fee for investment management and advisory services is based on the average daily net assets of the Funds at the annual rate of:

	Average Daily Net Assets
Tax-Free Income Fund	.80%
Minnesota Tax-Free Income Fund	.80%

	First $50 Million	Over $50 Million
Money Market Fund	.80%	.60%
U.S. Government Securities Fund	1.00%	.80%

For the period October 1, 1993, through December 31, 2008, the Adviser has voluntarily agreed to limit the flat monthly fee (and, thereby, all Fund expenses, except extraordinary expenses, interest, brokerage commissions and other transaction charges not payable by the Adviser) paid by the Tax-Free Income Fund to an annual rate of .70% of the Fund's average daily net assets in excess of $250 million and .60% of the Fund's average daily net assets in excess of $500 million. After December 31, 2008, this voluntary fee waiver may be discontinued by the Adviser in its sole discretion.

For the period October 1, 1993, through December 31, 2008, the Adviser has voluntarily agreed to limit the flat monthly fee (and, thereby, all Fund expenses, except extraordinary expenses, interest, brokerage commissions and other transaction charges not payable by the Adviser) paid by the U.S. Government Securities Fund and Money Market Fund to an annual rate of .80% and .50%, respectively of the Fund's average daily net assets. After December 31, 2008, this voluntary fee waiver may be discontinued by the Adviser in its sole discretion.

Transactions with affiliates

The investment adviser, affiliates of the investment adviser, directors and officers of the Funds as a whole owned the following shares as of September 30, 2007:

	Shares	% Shares Outstanding
Money Market Fund	46,784,888	60.6(*)
U.S. Government Securities Fund	594,650	3.1
Tax-Free Income	1,892,288	4.7
Minnesota Tax-Free Income Fund	1,800,750	5.8

(*)52.1% shares owned by other Sit Mutual Funds.

(4) Notice to Shareholders

Pursuant to a plan approved by the shareholders of the Sit Florida Tax-Free Income Fund ("Florida Fund"), the Tax-Free Income Fund acquired all of the assets of the Florida Fund in exchange for shares of common stock of the Tax-Free Income Fund effective July 31, 2007.

Sit Money Market Fund

Financial Highlights

	Six Months Ended September 30, 2007 (Unaudited)	Years Ended March 31, 2007	2006	2005	2004
Net Asset Value:					
Beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Operations:					
Net investment income	0.02	0.05	0.03	0.01	0.01
Total from operations	0.02	0.05	0.03	0.01	0.01
Distributions to Shareholders:					
From net investment income	(0.02)	(0.05)	(0.03)	(0.01)	(0.01)
Net Asset Value:					
End of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return (1)	2.40%	4.80%	3.28%	1.24%	0.60%
Net assets at end of period (000's omitted)	$77,156	$52,516	$69,682	$38,141	$44,610
Ratios:					
Expenses to average daily net assets	0.50% (2)	0.50% (2)	0.50% (2)	0.50% (2)	0.50% (2)
Net investment income to average daily net assets	4.76% (2)	4.70% (2)	3.35% (2)	1.22% (2)	0.60% (2)

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2) Percentages for the period ended September 30, 2007 are adjusted to an annual rate.
Total Fund expenses are limited to .80% of average daily net assets for the first $50 million in Fund net assets and .60% of average daily net assets for Fund net assets exceeding $50 million. However, during the period ended September 30, 2007 and the years ended March 31, 2007, 2006, 2005, and 2004, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been .77%, .75%, .76%, .80%, and .76%, for each of these periods and the ratio of net investment income to average daily net assets would have been 4.48%, 4.45%, 3.09%, 0.92%, and 0.34%, respectively.

Sit U.S. Government Securities Fund

Financial Highlights

	Six Months Ended September 30, 2007 (Unaudited)	Years Ended March 31, 2007	2006	2005	2004
Net Asset Value:					
Beginning of period	$10.56	$10.45	$10.62	$10.79	$10.83
Operations:					
Net investment income	.26	.48	.43	.38	.27
Net realized and unrealized gains (losses) on investments	.01	.11	(.17)	(.17)	(.04)
Total from operations	.27	.59	.26	.21	.23
Distributions to Shareholders:					
From net investment income	(.26)	(.48)	(.43)	(.38)	(.27)
From net realized gains	----	----	----	----	----
Total Distributions	(.26)	(.48)	(.43)	(.38)	(.27)
Net Asset Value:					
End of period	$10.57	$10.56	$10.45	$10.62	$10.79
Total investment return (1)	2.55%	5.81%	2.45%	1.93%	2.19%
Net assets at end of period (000's omitted)	$204,782	$198,378	$234,395	$258,410	$287,442
Ratios:					
Expenses to average daily net assets (3)	0.80% (2)	0.80% (2)	0.80% (2)	0.80% (2)	0.80% (2)
Net investment income to average daily net assets	4.87% (2)	4.61% (2)	4.03% (2)	3.51% (2)	2.48% (2)
Portfolio turnover rate (excluding short-term securities)	46.38%	43.98%	60.37%	36.64%	61.99%

---

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2) Percentages for the period ended September 30, 2007 are adjusted to an annual rate. Total Fund expenses are limited to 1.00% of average daily net assets for the first $50 million in Fund net assets and .80% of average daily net assets for Fund net assets exceeding $50 million. However, during the period ended September 30, 2007 and the years ended March 31, 2007, 2006, 2005, and 2004, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been .85%, .85%, .84%, .84%, and .83% for each of these periods and the ratio of net investment income to average daily net assets would have been 4.82%, 4.56%, 3.99%, 3.47%, and 2.45%, respectively.

(3) In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

Sit Tax-Free Income Fund

Financial Highlights

	Six Months Ended September 30, 2007 (Unaudited)	Years Ended March 31, 2007	2006	2005	2004
Net Asset Value:					
Beginning of period	$9.72	$9.72	$9.77	$9.90	$9.94
Operations:					
Net investment income	.20	.38	.37	.38	.42
Net realized and unrealized gains (losses) on investments	(.19)	.00	(.05)	(.13)	(.04)
Total from operations	.01	.38	.32	.25	.38
Distributions to Shareholders:					
From net investment income	(.20)	(.38)	(.37)	(.38)	(.42)
From net realized gains	----	----	----	----	----
Total distributions	(.20)	(.38)	(.37)	(.38)	(.42)
Net Asset Value:					
End of period	$9.53	$9.72	$9.72	$9.77	$9.90
Total investment return (1)	0.08%	4.00%	3.35%	2.54%	3.89%
Net assets at end of period (000's omitted)	$384,737	$377,549	$366,948	$353,868	$352,281
Ratios:					
Expenses to average daily net assets (3)	0.77% (2)	0.77% (2)	0.77% (2)	0.77% (2)	0.76% (2)
Net investment income to average daily net assets	4.12% (2)	3.93% (2)	3.81% (2)	3.84% (2)	4.23% (2)
Portfolio turnover rate (excluding short-term securities)	22.04%	50.67%	32.93%	41.29%	32.33%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2) Percentages for the period ended September 30, 2007 are adjusted to an annual rate.
Total Fund expenses are limited to .80% of average daily net assets. However, during the period ended September 30, 2007 and the years ended March 31, 2007, 2006, 2005, and 2004, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been .80% for these periods, and the ratio of net investment income to average daily net assets would have been 4.08%, 3.90%, 3.78%, 3.81%, and 4.19%, respectively.

(3) In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

	Six Months Ended September 30, 2007 (Unaudited)	Years Ended March 31, 2007	2006	2005	2004
Net Asset Value:					
Beginning of period	$10.21	$10.12	$10.09	$10.26	$10.22
Operations:					
Net investment income	.21	.42	.41	.44	.46
Net realized and unrealized gains (losses) on investments	(.18)	.09	.03	(.17)	.04
Total from operations	.03	.51	.44	.27	.50
Distributions to Shareholders:					
From net investment income	(.21)	(.42)	(.41)	(.44)	(.46)
Net Asset Value:					
End of period	$10.03	$10.21	$10.12	$10.09	$10.26
Total investment return (1)	0.33%	5.17%	4.46%	2.69%	4.99%
Net assets at end of period (000's omitted)	$311,529	$288,922	$263,312	$233,034	$217,773
Ratios:					
Expenses to average daily net assets (2)	0.80% (3)	0.80%	0.80%	0.80%	0.80%
Net investment income to average daily net assets	4.23% (3)	4.17%	4.07%	4.33%	4.47%
Portfolio turnover rate (excluding short-term securities)	19.70%	28.42%	54.91%	29.33%	27.31%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2) In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(3) Adjusted to an annual rate.

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2007 to September 30, 2007.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs (redemption fees) were included, your costs would have been higher.

Money Market Fund	Beginning Account Value (4/1/07)	Ending Account Value (9/30/07)	Expenses Paid During Period* (4/1/07 - 9/30/07)
Actual	$1,000	$1,024.00	$2.52
Hypothetical (5% return before expenses)	$1,000	$1,022.50	$2.52

*Expenses are equal to the Fund's annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

U.S. Government Securities Fund	Beginning Account Value (4/1/07)	Ending Account Value (9/30/07)	Expenses Paid During Period* (4/1/07 - 9/30/07)
Actual	$1,000	$1,025.50	$4.04
Hypothetical (5% return before expenses)	$1,000	$1,021.00	$4.03

*Expenses are equal to the Fund's annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

Tax-Free Income Fund	Beginning Account Value (4/1/07)	Ending Account Value (9/30/07)	Expenses Paid During Period* (4/1/07 - 9/30/07)
Actual	$1,000	$1,000.80	$3.84
Hypothetical (5% return before expenses)	$1,000	$1,021.15	$3.88

*Expenses are equal to the Fund's annualized expense ratio of 0.77%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

Minnesota Tax-Free Income Fund	Beginning Account Value (4/1/07)	Ending Account Value (9/30/07)	Expenses Paid During Period* (4/1/07 - 9/30/07)
Actual	$1,000	$1,003.30	$4.00
Hypothetical (5% return before expenses)	$1,000	$1,021.00	$4.03

*Expenses are equal to the Fund's annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

PROXY VOTING

Each Fund follows certain policies and procedures for voting proxies for securities held in each portfolio. A description of the Funds' proxy voting polices and procedures is available without charge upon request by calling the Funds at 1-800-332-5580.

Information regarding how each Fund voted proxies relating to its portfolio securities during the most recent twelve-month period ended September 30 is available 1) without charge upon request by calling the Funds at 1-800-332-5580; and 2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Funds file their complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on the Funds' Forms N-Q is also available without charge upon request by calling the Funds at 1-800-332-5580.

A Look at Sit Mutual Funds

Sit Mutual Funds are managed by Sit Investment Associates, Inc. Sit Investment Associates was founded by Eugene C. Sit in July 1981 and is dedicated to a single purpose, to be one of the premier investment management firms in the United States. Sit Investment Associates currently manages approximately $7.5 billion for some of America's largest corporations, foundations and endowments.

The Stock Funds, excluding the Balanced Fund, charge a 2% redemption fee on shares held less than 30 days.

Sit Mutual Funds offer:

- Free telephone exchange
- Dollar-cost averaging through an automatic investment plan
- Electronic transfer for purchases and redemptions
- Free checkwriting privileges on Bond Funds
- Retirement accounts including IRAs and 401(k) plans



Higher Risk
Higher Growth Potential
Developing Markets Growth Fund
Small Cap Growth Fund
International Growth Fund
Mid Cap Growth Fund
High Growth: Long-term capital appreciation
HIGH GROWTH
Large Cap Growth Fund
Dividend Growth Fund
Balanced Fund
Growth: Long-term capital appreciation and income
GROWTH
Minnesota Tax-Free Income Fund
Tax-Free Income Fund
U.S. Government Securities Fund
Income: Increased income
INCOME
Money Market Fund
Stability: Safety of principal and current income
STABILITY
Lower Risk
Lower Growth Potential

SEMI-ANNUAL REPORT BOND FUNDS

Six Months Ended September 30, 2007

INVESTMENT ADVISER

Sit Investment Associates, Inc.
3300 IDS Center
80 South Eighth Street
Minneapolis, MN 55402
612-334-5888 (Metro Area)
800-332-5580

DISTRIBUTOR

SIA Securities Corp.
3300 IDS Center
80 South Eighth Street
Minneapolis, MN 55402
612-334-5888 (Metro Area)
800-332-5580

CUSTODIAN

PFPC Trust Company
P.O. Box 9763
Providence, RI 02940

TRANSFER AGENT AND DISBURSING AGENT

PFPC, Inc.
P.O. Box 9763
Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP
90 South Seventh Street
Suite 4200
Minneapolis, MN 55402

LEGAL COUNSEL

Dorsey & Whitney LLP
50 South Sixth Street, Suite 1500
Minneapolis, MN 55402

Sit Investment Associates
Sit Mutual Funds
www.sitfunds.com

Sit Mutual Funds

High Income Municipal Bond Fund
Semi-Annual Report

September 30, 2007

Sit Investment Associates
Sit Mutual Funds

Sit Mutual Funds
HIGH INCOME MUNICIPAL BOND FUND SEMI-ANNUAL REPORT
TABLE OF CONTENTS

This document must be preceded or accompanied by a Prospectus.

Chairman's Letter – Period Ended September 30, 2007

Dear fellow shareholders:

The yield curve steepened during the six-month period ended September 30, 2007 as short-term interest rates fell approximately 1.25% while intermediate and longer-term rates finished the period mostly unchanged despite much volatility.

Uncertainty was reflected in the inverted yield curve environment at the beginning of the period. Signs of economic strength caused the yield curve to flatten during the second calendar quarter as investors lowered their expectations for Fed ease and yields on intermediate and longer term U.S. Treasury yields rose to well over 5.0% and 5.25%, respectively, in mid-June. The rising yield trend reversed later in the month as weak housing data and increased terrorism fears caused investors to seek out safety in Treasury securities.

The third quarter saw a further dramatic shift in yields as the broader-than-expected fallout from the subprime mortgage crisis caused Treasuries to rally to year-to-date highs. The Treasury yield curve steepened as shorter maturity yields fell to their lowest levels in two years, and yield spreads widened for all non-Treasury sectors of fixed-income, including municipals. This divergence experienced a partial reversal as investors returned after the Labor Day holiday.

The Federal Reserve maintained a hawkish position on inflation during most of the period by leaving monetary policy unchanged through the second calendar quarter and into early August. However, credit-induced liquidity concerns and their potential to slow economic growth prompted the Fed to ease twice in the third calendar quarter. The Fed's first move was an unconventional inter-meeting cut in the discount rate (the rate charged to banks for overnight loans) by 0.50% to 5.75% on August 17, 2007, followed with 0.50% cuts in both the federal funds and the discount rates to 4.75% and 5.25%, respectively, at the scheduled FOMC meeting on September 18, 2007.

The final estimate of second quarter 2007 annualized real GDP growth was reported at +3.8%, as strength in business spending and net exports offset anemic consumer spending growth. The consumer sector rebounded in the third quarter but remains under considerable pressure with the unemployment rate creeping slowly upward, declines in housing prices, tighter mortgage lending conditions, and interest payments as a percent of disposable income at their highest levels in twenty years. Fortunately, the labor markets produced good news in early October with higher than expected job gains. While labor markets are not robust, they are progressing at a rate that we believe will permit the economy to maintain moderate growth.

Inflationary trends continued to be quite encouraging, giving the Fed greater flexibility in its policy deliberations. The non-seasonally adjusted Consumer Price Index (CPI) fell slightly (-0.2%) in August and is up only +2.0% over the past 12 months. Core CPI, which excludes food and energy, also rose just +2.1% for the year and, more importantly, the core personal consumption expenditure (PCE) price deflator, a key inflation measure monitored by the Federal Reserve, has dipped below the central bank's +2.0% upper target and has been trending gradually downward.

On the fiscal front, the Congressional Budget Office now estimates a deficit of $158 billion for the year just ended September 30, 2007, compared to $248 billion in 2006 and $318 billion in 2005. Despite the improvement, fiscal policy will remain at the forefront of debate going into the Presidential election, with health care coverage and tax cut rollbacks among the focal points. In addition, Congress approved an increase in the federal debt ceiling in late September to $9.815 trillion, nearly a $4 trillion increase since President Bush took office in 2001 and the fifth such increase during his term. Debt as a percentage of GDP is expected to increase to 65%, compared with 57% in 2001.

Strategy Summary

Looking forward, we expect real GDP growth to accelerate to a +2.5% annual rate in 2008, up from +2.0% in 2007 but still below the +2.9% growth rate achieved in 2006. The general pattern anticipated is for the economy to remain relatively weak over the next two quarters and then gradually accelerate later in 2008 in response to the Federal Reserve's policy actions, stabilization in the housing cycle, and continuing moderate job growth. As for inflation, our CPI forecast for 2008 implies little change, on average, from 2007 at approximately +2.7%, a rate that is benign from the standpoint of financial asset investments. As alluded to above, core PCE inflation has been trending gradually downward over the last two quarters, dipping to +1.8% in August. The Fed will pay close attention to ensure that core PCE inflation remains below their upper target of +2.0%, a controlled level in their eyes.

The bond market places the chance of another cut by the Fed in short-term borrowing rates before calendar year end at better than 50%, with which we concur. At the present time, we believe the economic fallout from a decline in markets for mortgage securities backed by adjustable rate mortgages issued to lower credit quality borrowers will persist, and that the Fed will most likely continue to favor adding stimulus to the economy at the expense of risking higher inflation. Nonetheless, we are concerned that the weakness in the housing market will continue and cause economic growth to slow. Thus, the Sit U.S. Government Securities Fund is positioned very near its benchmark duration, and we remain focused on high quality securities that have the potential to outperform as shorter term interest rates continue to decline and the yield curve continues to steepen. We expect the high levels of income produced by the Fund's mortgage pass-through securities

to become an increasingly attractive alternative to other short term fixed-income investments, as has consistently been the case since the Fund's inception.

In our Sit Tax-Free Income funds, we intend to continue to extend portfolio durations closer to their benchmarks as the municipal yield curve steepens further. While longer duration municipals and lower rated credits were negatively affected during the flight to quality at summer's end, we have already seen a partial rebound. Municipals continue to be attractively valued on an historical basis, particularly longer maturities, and we look to take advantage of the recent widening in yield spreads in selected revenue bond sectors to increase yields in portfolios.

We continue to focus on securities with structures that offer relatively higher current yield and more stable price characteristics. We believe our emphasis on income will continue to provide attractive relative returns for long term investors.

Fixed-income investments are an important component of a well-diversified, long-term portfolio. We believe that the Sit Bond Funds, with their dual objectives of high income and stability of principal, offer attractive risk/reward profiles to complement equity holdings. We appreciate your continued interest and involvement in Sit Mutual Funds and look forward to assisting you in achieving your long-term investment goals.

With best wishes,

Eugene C. Sit, CFA
Chairman and Chief Investment Officer

Portfolio Managers
Michael C. Brilley • Debra A. Sit, CFA • Paul J. Jungquist, CFA

The Fund made its inception December 31, 2006. The Fund provided investors with a -1.61% total return for the six months ended September 30, 2007 compared to a +1.15% return for the Lehman Municipal Bond Index. As of September 30, 2007, the Fund's 30-day SEC yield is 4.65% and its 12-month distribution rate is not yet available.

Municipal bond yields increased slightly during the period, as a result of continued heavy supply and spillover effects from the liquidity crunch experienced in taxable markets. High yield interest rates rose at a much faster pace through mid-August, as the flight to quality that benefited U.S. Treasuries also was positive for general obligation municipals, but negative for high yield issues as spreads widened considerably. Spreads narrowed some in September, but remain much wider than in the first quarter. Municipal issuance is expected to remain heavy throughout 2007. The Fed lowered the federal funds rate target by 50 basis points to 4.75% in September. Further easing is expected by the market through the end of 2007 and into early 2008. Spreads for high yield credits are not expected to tighten significantly during this period, so income should be the primary driver of return for the Fund over the next nine months.

The Fund's most significant investments since its inception were in the multi-family housing (primarily senior living) sector (25%), the healthcare (primarily hospitals) sector (25%), the education (primarily charter schools) sector (15%), and the other revenue (primarily land-secured) sector (19%). The Fund will maintain significant weightings in these sectors going forward, but the weightings should decrease somewhat as the Fund grows and becomes more diversified. Approximately one hundred credits (45% of which were rated) in thirty-four states were held in the Fund as of September 30th. The Fund's overall credit quality is BBB.

We have lengthened the Fund's average life duration close to 6.0 years since its inception. We do not anticipate a significant change in duration over the next year. Supply of non-rated municipal bonds continues to be plentiful. The Fund will likely see a significant increase in emphasis on non-rated credits in the coming year as it grows and diversifies.

INVESTMENT OBJECTIVE AND STRATEGY

The Fund seeks high current income that is exempt from federal regular income tax. The Fund seeks to achieve its objective by investing primarily in municipal securities that generate interest income that is exempt from regular federal income tax. During normal market conditions, the Fund invests 100% (and, as a fundamental policy, no less than 80%) of its net assets in such tax-exempt municipal securities.

PORTFOLIO SUMMARY

Net Asset Value 9/30/07:	$9.65 Per Share
3/31/07:	$10.01 Per Share
Total Net Assets:	$16.7 Million
30-day SEC Yield:	4.65%
Tax Equivalent Yield:	7.15%(1)
12-Month Distribution Rate:	n/a
Average Maturity:	15.7 Years
Duration to Estimated Avg. Life:	6.0 Years(2)
Implied Duration:	6.0 Years(2)

(1) For individuals in the 35.0% federal tax bracket.
(2) See next page.

PORTFOLIO STRUCTURE



Hospital/Health Care
25.0
Multifamily Mortgage Revenue
24.6
Other Revenue
18.9
Education/ Student Loan
14.8
Industrial/Pollution Control
6.2
Sectors less than 5.0%
9.2
Cash & other net assets
1.3

AVERAGE ANNUAL TOTAL RETURNS*	Three Month**	Six Month**	One Year	Three Years	Since Inception
Sit High Income Muni Bond Fund	-1.15	-1.61	n/a	n/a	n/a
Lehman Muni Bond Index	1.82	1.15	n/a	n/a	n/a
Lehman High Yield Muni Bond Index/5 year	0.48	0.43	n/a	n/a	n/a
Composite Index(3)	1.15	0.79	n/a	n/a	n/a

CUMULATIVE TOTAL RETURNS*	Three Month**	Six Month**	One Year	Three Years	Since Inception
Sit High Income Muni Bond Fund	-1.15	-1.61	n/a	n/a	-0.73
Lehman Muni Bond Index	1.82	1.15	n/a	n/a	1.96
Lehman High Yield Muni Bond Index/5 year	0.48	0.43	n/a	n/a	1.65
Composite Index(3)	1.15	0.79	n/a	n/a	1.81

*As of 9/30/07 **Not annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Past performance is not a guarantee of future results. Management fees and administrative expenses are included in the Fund's performance; however, fees and expenses are not incorporated in the Lehman Muni Bond Index.

GROWTH OF $10,000



$10,500
$10,000
$9,500
12/31/06
9/30/2007
Sit High Income Muni Bond Fund
Lehman Muni Bond Index
$9,927

The sum of $10,000 invested at inception (12/31/06) and held until 9/30/07 would have decreased to $9,927 in the Fund or grown to $10,196 in the Lehman Municipal Bond Index assuming reinvestment of all dividends and capital gains.

QUALITY RATINGS
(% OF TOTAL NET ASSETS)



AAA
2.7%
A
5.7%
Other Assets & Liabilities
1.3%
BBB
28.1%
Not Rated
54.3%
Less Than BBB
7.9%

Adviser's Assessment of Non-Rated Securities

AAA	0.0%
AA	0.0
A	3.0
BBB	14.2
BB	35.0
<BB	2.1
Total	54.3%

Lower of Moody's, S&P, Fitch or Duff & Phelps ratings used.

(2) Duration is a measure which reflects estimated price sensitivity to a given change in interest rates. For example, for an interest rate change of 1%, a portfolio with a duration of 5 years would be expected to experience a price change of 5%. Estimated average life duration is based on current interest rates and the Adviser's assumptions regarding the expected average life of individual securities held in the portfolio. Implied duration is calculated based on historical price changes of securities held by the Fund. The Adviser believes that the portfolio's implied duration is a more accurate estimate of price sensitivity provided interest rates remain within their historical range. If interest rates exceed the historical range, the estimated average life duration may be a more accurate estimate of price sensitivity.

(3) Composite Index (50% Lehman Municipal Bond Index and 50% Lehman High Yield Muni Bond Index/5 year).

Sit High Income Municipal Bond Fund

September 30, 2007

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Market Value ($)(1)
Municipal Bonds (98.7%) (2)				
Alabama (1.2%)				
200,000	Huntsville-Redstone Vlg. Spl. Care Facs. Auth.	5.25	1/1/15	194,576
Alaska (1.5%)				
250,000	AK Indl. Dev. & Expt. Rev. (Boys & Girls Home)	5.50	12/1/12	252,330
Arizona (2.6%)				
99,570	AZ Hlth. Facs. Auth. Rev. (New AZ Family)	5.25	1/7/27	98,614
100,000	Pima Co. Indl. Dev. Rev. (Academic Success)	5.38	7/1/22	101,012
250,000	Pima Co. Indl. Rev. Ref. (Tucson Country Day Sch.)	5.00	6/1/22	242,398
				442,024
California (3.0%)				
150,000	CA Tob. Sec. Corp. Asset-Backed Sr. Rev.	5.10	6/1/28	127,045
140,000	CA Statewide Cmntys. Rev. (Lancer Educ.)	5.40	6/1/17	140,617
200,000	Dinuba Fin. Auth. Lease Rev. (Measure R Road)	5.10	9/1/22	198,138
30,000	Los Angeles Regl. Arpts. Impt. Lease Rev.	10.25	1/1/13	34,413
				500,213
Colorado (2.6%)				
200,000	Denver Hlth. & Hosp. Auth. Healthcare Rev. (4)	4.84	12/1/33	183,700
250,000	La Junta Hosp. Rev. (Ark Valley Regl. Med. Ctr.)	6.10	4/1/24	256,385
				440,085
Florida (13.4%)				
250,000	Alachua Co. Health Facs. Rev. (Shands Healthcare) (4)	4.64	12/1/37	235,825
100,000	Connerton West Cap. Impt. Spl. Assmnt. Rev.	5.13	5/1/16	92,289
70,000	Gateway Svcs. Spl. Assmt. (Sun City Ctr.)	5.50	5/1/10	70,016
250,000	Gramercy Farms Cmnty. Dev. Dist. Spl. Assmnt.	5.10	5/1/14	236,582
100,000	Lake Ashton II Cmnty. Dev. Dist. Cap. Impt. Rev.	5.00	11/1/11	96,589
250,000	Lee Co. Indl. Rev. Ref. (Shell Pt/Alliance Cmnty.)	5.00	11/15/29	235,315
250,000	Lee Co. Indl. Dev. Auth. Rev. (Charter Foundation)	5.25	6/15/27	236,193
100,000	Madeira Cmnty. Dev. Dist. Spl. Assmt. Rev.	5.25	11/1/14	95,159
275,000	Miami Beach Hlth. Facs. Hosp. Rev. (Mt. Sinai)	5.38	11/15/28	268,202
140,000	St. Johns Co. Indl. Dev. Auth. Rev. Ref. (Bayview)	5.00	10/1/17	134,562
100,000	Sarasota Co. Hlth. Rev. (Vlg. on the Isle)	5.50	1/1/27	98,474
250,000	Sarasota Natl. Cmnty. Spl. Assessment	5.30	5/1/39	217,423
50,000	Seminole Tribe Spl. Oblig. Rev.	5.75	10/1/22	52,483
150,000	Stoneybrook South Cmnty. Spl. Asst. Rev.	5.45	11/1/15	142,917
25,000	Waters Edge Cmnty. Dev. Dist. Cap. Impt.	5.00	11/1/12	23,863
				2,235,892
Georgia (0.7%)				
100,000	Med. Ctr. Hosp. Auth. (Spring Harbor Green Isl.)	5.25	7/1/27	93,017
30,000	Private Colleges & Univ. Rev. (Mercer Univ.)	5.38	10/1/29	30,145
				123,162
Guam (0.6%)				
100,000	Northern Mariana Islands G.O.	5.00	10/1/22	96,120
Illinois (8.5%)				
250,000	Annawan Tax Alloc. (Patriot Renewable Fuels LLC)	5.63	1/1/18	242,795
150,000	Harvey Ref. & Impt. G.O.	5.50	12/1/27	150,684
250,000	IL Fin. Auth. Rev. Ref. (Christian Homes)	5.75	5/15/26	242,862
250,000	IL Fin. Auth. Rev. (Sedgebrook Inc. Fac.)	5.40	11/15/16	247,677
165,000	IL Fin. Auth. Rev. (OSF Healthcare Sys.)	5.25	11/15/22	170,491
205,000	IL Fin. Auth. Rev. (Intl. Ice Ctr.)	7.00	12/1/35	209,637
55,000	IL Health Facs. Auth. Rev. (Condell Med. Ctr.)	5.50	5/15/32	55,376
100,000	Manhattan Spl. Tax. (Groebe Farm-Stonegate)	5.75	3/1/22	98,940
				1,418,462
Iowa (3.2%)				
200,000	Coralville Urban Renewal Rev. Tax Increment	5.00	6/1/47	191,232
150,000	IA Fin. Auth. Sr. Hsg. Rev. (Wedum Walnut Ridge)	5.00	12/1/14	146,284
200,000	IA Fin. Auth. Sr. Living (Deerfield Ret. Cmnty.)	5.50	11/15/27	191,084
				528,600
Indiana (3.9%)				
200,000	IN Hlth. & Educ. Fac. Fing. Auth. Hosp. Rev.	5.50	3/1/22	205,016
200,000	Paoli Bldg. Corp. (First Mtg.)	5.00	1/15/32	200,856
250,000	St. Joseph Co. Hosp. Auth. Health. Facs. Rev.	5.25	2/15/28	249,365
				655,237

Quantity ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Market Value ($)(1)
Kansas (1.7%)				
300,000	Sterling Educ. Facs. Rev. (Sterling College)	5.25	11/1/24	282,861
Louisiana (2.1%)				
100,000	Caddo Parish Sew. Dist. No. 7 Rev. Ref.	6.60	11/1/24	105,359
250,000	St. John Baptist Parish Rev. (Marathon Oil)	5.13	6/1/37	248,810
				354,169
Maryland (1.7%)				
250,000	Howard Co. Retirement Cmnty. Rev. (Vantage House)	5.25	4/1/27	239,692
50,000	MD State Hlth. & Hgr. Educ. Facs. (King Farm Pres)	5.00	1/1/17	48,838
				288,530
Massachusetts (1.5%)				
150,000	MA Dev. Fin. Agy. Rev. (First Mtg.-Orchard Cove)	5.00	10/1/17	145,632
100,000	MA State Hlth. & Educ. (Valley Regl. Hlth. Sys.)	5.75	7/1/18	100,137
				245,769
Michigan (6.7%)				
250,000	Grand Traverse Academy Pub. Sch. Acad. Rev. Ref.	5.00	11/1/22	242,767
300,000	Kentwood Econ. Ltd. Oblig. Rev. (Holland Home)	5.38	11/15/36	286,815
190,000	MI Educ. Facs. Oblig. Rev. Ref. (Black River Sch.)	4.95	9/1/08	189,668
155,000	MI Educ. Facs. Oblig. Rev. Ref. (Bradford)	6.00	9/1/16	155,522
250,000	MI Tob. Settlement Fin. Auth. Sr. Rev.	5.13	6/1/22	242,580
				1,117,352
Minnesota (9.1%)				
100,000	Cloquet Hsg. Fac. Rev. Ref. (HADC Cloquet LLC)	5.50	8/1/25	96,147
100,000	Columbia Heights Econ. Dev. Rev. (Huset Park)	5.00	2/15/17	97,439
100,000	Cuyuna Range Hosp. Dist. Hlth. Facs. Rev. Ref.	5.00	6/1/29	91,112
225,000	Lakeville Liquor Rev.	5.00	2/1/27	214,783
180,000	North Oaks Sr. Hsg. Rev. (Presbyterian Homes)	5.25	10/1/13	180,781
85,000	St. Cloud Hsg. & Redev. MF Rev. (Germain Towers)	5.90	9/1/20	82,092
200,000	St. Paul Hsg. & Redev. Auth. MF (Marian Ctr.)	5.05	11/1/17	194,144
165,000	St. Paul Hsg. & Redev. Rev. (Cmnty. Peace Acad.)	5.00	12/1/18	165,427
150,000	St. Paul Hsg. & Redev. Auth. Rev. (US Bank Ops.)	6.50	8/1/22	153,882
250,000	St. Paul Hsg. & Redev. Rev. (Healthpartners)	5.25	5/15/36	246,703
				1,522,510
Missouri (3.2%)				
140,000	Joplin Indl. Dev. Auth. Rev. Ref. (Christian)	5.50	5/15/17	140,197
250,000	St. Louis Co. Indl. Dev. Auth. (Ranken Jordan)	5.00	11/15/22	237,503
150,000	St. Louis Co. Indl. Rev. (St. Andrews)	5.38	12/1/27	150,878
				528,578
Nevada (2.7%)				
215,000	Clark Co. Impt. Dist. (128 Summerlin)	5.00	2/1/20	201,775
250,000	Clark Co. Poll. Ctr. Rev. Ref. (Nev. Pwr. Co.)	5.30	10/1/11	250,227
				452,002
New Mexico (1.4%)				
250,000	NM State Hosp. Equip. Rev. Ref. (Rehoboth)	5.00	8/15/17	240,003
New York (2.7%)				
200,000	Seneca Nations Indians Cap. Impt. Auth.	5.00	12/1/23	190,826
255,000	Tobacco Settlement Fin. Corp. Rev.	5.00	6/1/11	255,311
				446,137
North Carolina (1.1%)				
200,000	NC Med.Care Cmnty. Retirement Facs. (Brookwood)	5.25	1/1/32	185,508
North Dakota (0.6%)				
105,000	City of Washburn (Bismarck State College Fdn.)	5.01	4/1/32	100,696
Oklahoma (1.8%)				
195,000	Atoka Co. Hlth. Care Rev. (Atoka Mem. Hosp)	5.88	10/1/18	195,965
100,000	Grady Co. Indl. Auth. Lease Rev.	6.00	11/1/29	103,392
				299,357
Oregon (0.6%)				
100,000	Oregon St. Hlth. Hsg. Educ. & Cultural Facs. Rev.	8.00	11/15/26	100,201

See accompanying notes to portfolios of investments on page 10.

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Market Value ($)(1)
Pennsylvania (2.4%)				
250,000	Lehigh Co. Gen. Purpose Rev. (St. Luke's Hosp)	4.61	8/15/42	227,778
60,000	Montgomery Co. Indl. Dev. Auth. (Whitemarsh)	6.00	2/1/21	61,460
105,000	Philadelphia Hosp. & Hgr. Educ. Rev. (Temple Univ)	6.63	11/15/23	105,203
				394,441
South Carolina (1.3%)				
220,000	SC Jobs Dev. Auth. Hlth. Care (Lutheran Homes)	5.00	5/1/11	219,133
				219,133
Tennessee (1.1%)				
200,000	Blount Co. Hlth. & Educ. Facs. (Asbury, Inc.)	5.13	4/1/23	190,836
Texas (9.0%)				
200,000	Abilene Hlth. Facs. Rev. (Sears Methodist)	5.25	11/15/28	197,286
125,000	Bexar Co. Hsg. Rev. Ref. (Nob Hill Apts.)	5.50	6/1/11	123,764
180,000	El Paso Hlth. Facs. Rev. (Bienvivir Sr. Hlth.)	7.00	8/15/12	194,715
135,000	Galveston Co. Muni. Util. No. 52	6.00	8/13/08	137,832
60,000	Harris Co. Hsg. Rev. Sr. Lien (Windsor Hsg. Fdn.)	6.30	6/1/25	60,139
100,000	Richardson Rev. Ref. & Impt. (Baylor/Richardson)	5.63	12/1/28	101,075
50,000	Tarrant Co. Cultural Educ. Rev. (C.C. Young)	5.00	2/15/13	49,418
150,000	TX Pub. Fin. Auth. Rev. (Uplift Educ.)	5.35	12/1/17	155,348
250,000	Travis Co. Hlth. Dev. Corp. (Querencia Barton Cr.)	5.10	11/15/15	247,365
250,000	Tyler Hlth. Facs. Dev. Corp. (Mother Frances)	5.00	7/1/33	239,168
				1,506,110
Utah (2.3%)				
200,000	Provo Charter Sch. Rev. (Freedom Academy Fdn.)	5.50	6/15/37	189,098
200,000	UT Assoc. Muni. Pwr. Sys. Rev.	5.00	5/1/27	190,856
				379,954
Washington (1.5%)				
150,000	WA St. Hsg. Fin. Commn. Rev. (Skyline First Hill)	5.25	1/1/17	150,972
100,000	WA St. Hsg. Fin. Commn. Rev. (Skyline First Hill)	5.25	1/1/13	100,224
				251,196
Virginia (0.5%)				
100,000	VA Tobacco Settlement Fin. Corp. Senior Rev.	5.00	6/1/47	84,397
West Virginia (0.5%)				
80,000	Kanawha Co. Pollution Ctrl. Rev. (FMC Corp.)	6.00	12/1/07	80,171
Wisconsin (2.0%)				
110,000	Milwaukee Redev. Auth. Rev. (Academy of Learning)	5.50	8/1/22	108,457
130,000	Milwaukee Redev. Auth. (Science Ed. Consortium)	5.13	8/1/15	129,576
100,000	WI Hlth. & Educ. Facs. Auth. (Beaver Dam Hosp.)	6.00	8/15/19	102,710
				340,743
Total municipal bonds (cost: $16,967,902)				16,497,355
Short-Term Securities (0.9%) (2)				
148,921	Dreyfus Tax-Exempt Cash Management Fund, 3.63%			148,921
(cost: $148,921)				
Total investments in securities (cost: $17,116,823) (3)				$16,646,276

See accompanying notes to portfolios of investments on page 10.

This page has been left blank intentionally.

Notes to Portfolio of Investments

(1) Securities are valued by procedures described in note 1 to the financial statements.

(2) Percentage figures indicate percentage of total net assets.

(3) At September 30, 2007 the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost were as follows:

Cost for federal income tax purposes	$17,116,823
Unrealized appreciation (depreciation) on investments:	
Gross unrealized appreciation	$55,104
Gross unrealized depreciation	(525,651)
Net unrealized appreciation (depreciation)	($470,547)

(4) Interest rate varies based on a predetermined schedule or to reflect current market conditions; rate shown is effective rate on September 30, 2007.

Statement of Assets and Liabilities (Unaudited)

ASSETS	
Investments in securities, at identified cost	$17,116,823
Investments in securities, at market value - see accompanying schedules for detail	$16,646,276
Cash in bank on demand deposit	------
Accrued interest and dividends receivable	255,675
Receivable for investment securities sold	------
Other receivables	------
Receivable for Fund shares sold	------
Total assets	16,901,951
LIABILITIES	
Disbursements in excess of cash balances	71,152
Payable for investment securities purchased	51,927
Payable for Fund shares redeemed	------
Cash portion of dividends payable to shareholders	47,627
Other payables	------
Accrued investment management and advisory fees	10,803
Total liabilities	181,509
Net assets applicable to outstanding capital stock	$16,720,442
Net assets consist of:	
Capital (par value and paid-in surplus)	$17,197,823
Undistributed (distributions in excess of) net investment income	----
Accumulated net realized gain (loss) from security transactions	(6,834)
Unrealized appreciation (depreciation) on investments	(470,547)
	$16,720,442
Outstanding shares	1,733,027
Net asset value per share of outstanding capital stock	$9.65

See accompanying notes to financial statements on pages 14 - 15.

Sit High Income Municipal Bond Fund

Six Months Ended September 30, 2007

Statement of Operations (Unaudited)

Investment income:	
Income:	
Interest	$326,364
Total income	326,364
Expenses (note 3):	
Investment management and advisory services fee	39,653
Regulatory expenses	13,940
Fund administration services	28,843
Custodian fees	1,122
Total expenses	83,558
Less fees absorbed by the adviser	(27,383)
Total net expenses	56,175
Net investment income	270,189
Realized and unrealized gain (loss) on investments:	
Net realized gain (loss)	(6,834)
Net change in unrealized appreciation (or depreciation) on investments	(469,607)
Net gain (loss) on investments	(476,441)
Net increase (decrease) in net assets resulting from operations	($206,252)

See accompanying notes to financial statements on pages 14 - 15.

Statement of Changes in Net Assets

	Six Months Ended September 30, 2007 (Unaudited)	Three Months Ended March 31, 2007
Operations:		
Net investment income	$270,189	$33,347
Net realized gain (loss) on investments	(6,834)	----
Net change in unrealized appreciation (depreciation) of investments	(469,607)	(940)
Net increase (decrease) in net assets resulting from operations	(206,252)	32,407
Distributions to shareholders from:		
Net investment income	(270,189)	(33,347)
Net realized gains on investments	----	----
Total distributions	(270,189)	(33,347)
Capital share transactions:		
Proceeds from shares sold	7,815,601	9,577,067
Reinvested distributions	68,694	3,491
Payments for shares redeemed	(167,022)	(100,008)
Increase (decrease) in net assets from capital transactions	7,717,273	9,480,550
Total increase (decrease) in net assets	7,240,832	9,479,610
Net assets		
Beginning of period	9,479,610	----
End of period	$16,720,442	$9,479,610
Capital transactions in shares:		
Sold	796,308	956,431
Reinvested distributions	6,988	348
Redeemed	(17,047)	(10,001)
Net increase (decrease)	786,249	946,778

See accompanying notes to financial statements on pages 14 - 15.

Notes to Financial Statements

(1) Summary of Significant Accounting Policies

The Sit High Income Municipal Bond Fund (the Fund) is a no-load fund, and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company, or series thereof. The Fund is a series fund of Sit Mutual Funds II, Inc. The Fund has 10 billion authorized shares of capital stock that have a par value of $0.001. The Fund's objective is to seek high current income that is exempt from regular income tax.

Significant accounting policies followed by the Fund are summarized below:

Investments in Securities
Securities maturing more than 60 days from the valuation date, are valued at the market price supplied by an independent pricing vendor based on current interest rates; those securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates market value. When market quotations are not readily available, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors.

Security transactions are accounted for on the date the securities are purchased or sold. Gains and losses are calculated on the first in – first out basis. Interest, including level-yield amortization of long-term bond premium and discount, is recorded on the accrual basis.

Delivery and payment for securities which have been purchased by the Fund on a forward commitment or when-issued basis can take place two weeks or more after the transaction date. During this period, such securities are subject to market fluctuations and may increase or decrease in value prior to delivery.

Line of Credit
The Fund has a $25,000,000 committed line of credit through PNC Bank, N.A., whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary purposes. Interest is charged to the Fund based on its borrowings at a rate equal to the Federal Funds Rate plus fifty basis points (0.50%). The Fund had no borrowings outstanding during the period ended September 30, 2007.

Recent Accounting Pronouncements
On September 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 did not have a material impact on the Fund.

Federal Taxes
The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis.

Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year for net investment income or net realized gains may also differ from its ultimate characterization for tax purposes.

Distributions
Distributions to shareholders are recorded as of the close of business on the record date. Such distributions are payable in cash or reinvested in additional shares of the Fund's capital stock. Distributions from net investment income are declared daily and paid monthly for the Fund. Distributions from net realized gains, if any, will be made annually for the Fund.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results. Actual results could differ from those estimates.

(2) Investment Security Transactions

The cost of purchases of and proceeds from sales and maturities of investment securities, other than short-term securities, for the period ended September 30, 2007, were as follows:

Purchases ($)	Proceeds ($)
11,079,507	1,037,529

(3) Expenses

Investment Adviser
The Fund has entered into an investment management agreement with Sit Investment Associates Inc. (SIA), under which SIA manages the Fund's assets and provides research, statistical and advisory services, and pays related office rental, executive expenses and executive salaries. The fee for investment management and advisory services is based on the average daily net assets of the Funds at the annual rate of 0.60%. The Fund is obligated to pay all of its other operating expenses (including, but not limited to, custody, regulatory, and fund administration fees). Effective with the inception of the Fund (December 31, 2006) through June 30, 2008, the Adviser will voluntarily waive fees and reimburse other Fund expenses so that total operating expenses, after waiver, do not exceed 0.85% of average daily net assets. Amounts waived by the Adviser as described in the statement of operations are for the last six months of operation of the Fund. The 0.85% expense limitation is determined on an annual basis and therefore these amounts may be recovered by the Adviser over the remainder of the calendar year. Fee waivers may be modified or discontinued at any time after June 30, 2008 with the approval of the Board of Directors without further notice to investors.

Transactions with affiliates
The investment adviser, affiliates of the investment adviser, directors and officers of the Fund as a whole owned 22,605 shares of the Fund as of September 30, 2007, which represented 1.3% of all shares outstanding.

Financial Highlights

	Six months ended September 30, 2007 (Unaudited)	Three months ended March 31, 2007
Net Asset Value:		
Beginning of period	$10.01	$10.00
Operations:		
Net investment income	.20	.08
Net realized and unrealized gains (losses) on investments	(.36)	.01
Total from operations	(.16)	.09
Distributions to Shareholders:		
From net investment income	(.20)	(.08)
Net Asset Value:		
End of period	$9.65	$10.01
Total investment return (1)	(1.61%)	0.90%
Net assets at end of period (000's omitted)	$16,720	$9,480
Ratios:		
Expenses to average daily net assets (3)	0.85% (2)	0.85% (2)
Net investment income to average daily net assets	4.08% (2)	3.18% (2)
Portfolio turnover rate (excluding short-term securities)	8.44%	0.00%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2) Adjusted to an annual rate. Total Fund expenses are limited to .85% of average daily net assets. However, during the periods ended September 30, and March 31, 2007, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been 1.26% and 4.69%, respectively and the ratio of net investment income (loss) to average daily net assets would have been 3.67%, and (0.66%), respectively.

(3) In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2007 to September 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs (redemption fees) were included, your costs would have been higher.

Sit High Income Muni Bond Fund	Beginning Account Value (4/1/07)	Ending Account Value (9/30/07)	Expenses Paid During Period* (4/1/07 - 9/30/07)
Actual	$1,000	$ 983.90	$4.20
Hypothetical (5% return before expenses)	$1,000	$1,020.75	$4.28

*Expenses are equal to the Fund's Semi-Annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

PROXY VOTING

The Fund follows certain policies and procedures for voting proxies for securities held in the portfolio. A description of the Fund's proxy voting polices and procedures is available without charge upon request by calling the Fund at 1-800-332-5580.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q IS available on the SEC's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on the Fund's Forms N-Q is also available without charge upon request by calling the Fund at 1-800-332-5580.

SEMI-ANNUAL REPORT - Sit High Income Municipal Bond Fund

Six Months Ended September 30, 2007

INVESTMENT ADVISER
Sit Investment Associates, Inc.
3300 IDS Center
80 South Eighth Street
Minneapolis, MN 55402
612-334-5888 (Metro Area)
800-332-5580

DISTRIBUTOR
SIA Securities Corp.
3300 IDS Center
80 South Eighth Street
Minneapolis, MN 55402
612-334-5888 (Metro Area)
800-332-5580

CUSTODIAN
PFPC Trust Company
P. O. Box 9763
Providence, RI 02940

TRANSFER AGENT AND DISBURSING AGENT
PFPC Trust Company
P. O. Box 9763
Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
90 South Seventh Street
Suite 4200
Minneapolis, MN 55402

LEGAL COUNSEL
Dorsey & Whitney LLP
50 South Sixth Street
Suite 1500
Minneapolis, MN 55402

Sit Investment Associates
Sit Mutual Funds
www.sitfunds.com

Item 2: Code of Ethics. Not applicable to Semi-Annual Report.

Item 3: Audit Committee Financial Expert. Not applicable to Semi-Annual Report.

Item 4: Principal Accountant Fees and Services. Not applicable to Semi-Annual Report.

Item 5: Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.

Item 6: Schedule of Investments.
The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.

Item 8: Portfolio Managers of Closed-End Management Companies.
Not applicable to open-end investment companies.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.

Item 10. Submission of Matters to a vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11: Controls and Procedures -
(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's Chairman and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

b) There were no changes in the Registrant's internal control over financial reporting as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12: Exhibits:
(a) The following exhibits are attached to this Form N-CSR:

(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) (certification required by Section 302 of the Sarbanes-Oxley Act of 2002).

(b) Certification required by Rule 30a-2(b) under the Act (certification required by Section 906 of the Sarbanes-Oxley Act of 2002).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SIT MUTUAL FUNDS II, INC.

By (Signature and Title) /s/ Paul E. Rasmussen

Paul E. Rasmussen
Vice President, Treasurer

Date November 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Paul E. Rasmussen

Paul E. Rasmussen
Vice President, Treasurer

Date November 30, 2007

By (Signature and Title) /s/ Eugene C. Sit

Eugene C. Sit
Chairman

Date November 30, 2007

Item 2: Code of Ethics. Not applicable to Semi-Annual Report.

Item 3: Audit Committee Financial Expert. Not applicable to Semi-Annual Report.

Item 4: Principal Accountant Fees and Services. Not applicable to Semi-Annual Report.

Item 5: Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.

Item 6: Schedule of Investments.
The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.

Item 8: Portfolio Managers of Closed-End Management Companies.
Not applicable to open-end investment companies.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.

Item 10. Submission of Matters to a vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11: Controls and Procedures -
(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's Chairman and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

b) There were no changes in the Registrant's internal control over financial reporting as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12: Exhibits:
(a) The following exhibits are attached to this Form N-CSR:

(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) (certification required by Section 302 of the Sarbanes-Oxley Act of 2002).

(b) Certification required by Rule 30a-2(b) under the Act (certification required by Section 906 of the Sarbanes-Oxley Act of 2002).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SIT MONEY MARKET FUND, INC.

By (Signature and Title) /s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President, Treasurer

Date November 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President, Treasurer

Date November 30, 2007

By (Signature and Title) /s/ Eugene C. Sit
Eugene C. Sit
Chairman

Date November 30, 2007

Item 2: Code of Ethics. Not applicable to Semi-Annual Report.

Item 3: Audit Committee Financial Expert. Not applicable to Semi-Annual Report.

Item 4: Principal Accountant Fees and Services. Not applicable to Semi-Annual Report.

Item 5: Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.

Item 6: Schedule of Investments.
The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.

Item 8: Portfolio Managers of Closed-End Management Companies.
Not applicable to open-end investment companies.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.

Item 10. Submission of Matters to a vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11: Controls and Procedures -
(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's Chairman and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

b) There were no changes in the Registrant's internal control over financial reporting as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12: Exhibits:
(a) The following exhibits are attached to this Form N-CSR:

(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) (certification required by Section 302 of the Sarbanes-Oxley Act of 2002).

(b) Certification required by Rule 30a-2(b) under the Act (certification required by Section 906 of the Sarbanes-Oxley Act of 2002).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SIT U.S. GOVERNMENT SECURITIES FUND, INC.

By (Signature and Title) /s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President, Treasurer

Date November 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President, Treasurer

Date November 30, 2007

By (Signature and Title) /s/ Eugene C. Sit
Eugene C. Sit
Chairman

Date November 30, 2007

FORM N-CSR CERTIFICATION

I, Paul E. Rasmussen, certify that:

1. I have reviewed this report on Form N-CSR of Sit Mutual Funds II, Inc.;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;
4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:
a. Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
b. Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
c. Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based upon such evaluation; and
d. Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and
5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):
a. All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
b. Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 30, 2007

/s/ Paul E. Rasmussen

Signature–Paul E. Rasmussen
Vice President Treasurer

FORM N-CSR CERTIFICATION

I, Eugene C. Sit, certify that:

1. I have reviewed this report on Form N-CSR of Sit Mutual Funds II, Inc.;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;
4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:
a. Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
b. Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
c. Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based upon such evaluation; and
d. Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and
5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):
a. All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
b. Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 30, 2007

/s/ Eugene C. Sit

Signature - Eugene C. Sit
Chairman

FORM N-CSR CERTIFICATION

I, Paul E. Rasmussen, certify that:

1. I have reviewed this report on Form N-CSR of Sit Money Market Fund, Inc.;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;
4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:
a. Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
b. Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
c. Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based upon such evaluation; and
d. Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and
5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):
a. All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
b. Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 30, 2007

/s/ Paul E. Rasmussen

Signature–Paul E. Rasmussen
Vice President Treasurer

FORM N-CSR CERTIFICATION

I, Eugene C. Sit, certify that:

1. I have reviewed this report on Form N-CSR of Sit Money Market Fund, Inc.;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;
4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:
a. Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
b. Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
c. Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based upon such evaluation; and
d. Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and
5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):
a. All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
b. Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 30, 2007

/s/ Eugene C. Sit

Signature - Eugene C. Sit
Chairman

FORM N-CSR CERTIFICATION

I, Paul E. Rasmussen, certify that:

1. I have reviewed this report on Form N-CSR of Sit U.S. Government Securities Fund, Inc.;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;
4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:
a. Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
b. Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
c. Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based upon such evaluation; and
d. Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and
5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):
a. All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
b. Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 30, 2007

/s/ Paul E. Rasmussen

Signature–Paul E. Rasmussen
Vice President Treasurer

FORM N-CSR CERTIFICATION

I, Eugene C. Sit, certify that:

1. I have reviewed this report on Form N-CSR of Sit U.S. Government Securities Fund, Inc.;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;
4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:
a. Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
b. Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
c. Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based upon such evaluation; and
d. Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and
5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):
a. All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
b. Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 30, 2007

/s/ Eugene C. Sit

Signature - Eugene C. Sit
Chairman

CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT

Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, each of the undersigned officers of Sit Mutual Funds II, Inc., do hereby certify, to such officer's knowledge, that the report on Form N-CSR of Sit Mutual Funds II, Inc. for the period ended September 30, 2007 fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934 and information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of Sit Mutual Funds II, Inc. for the periods presented in the report.

/s/Eugene C. Sit	/s/Paul E. Rasmussen
----------------------------	-------------------------------------
Eugene C. Sit	Paul E. Rasmussen
Chairman	VP, Treasurer
Sit Mutual Funds II, Inc.	Sit Mutual Funds II, Inc.

Dated: November 30, 2007

A signed original of this written statement required by Section 906 has been provided by Sit Mutual Funds II, Inc. and will be retained by Sit Mutual Funds II, Inc. and furnished to the SEC or its staff upon request.

CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT

Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, each of the undersigned officers of Sit Money Market Fund, Inc., do hereby certify, to such officer's knowledge, that the report on Form N-CSR of Sit Money Market Fund, Inc. for the period ended September 30, 2007 fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934 and information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of Sit Money Market Fund, Inc. for the periods presented in the report.

/s/Eugene C. Sit	/s/Paul E. Rasmussen
----------------------------	-------------------------------------
Eugene C. Sit	Paul E. Rasmussen
Chairman	VP, Treasurer
Sit Money Market Fund, Inc.	Sit Money Market Fund, Inc.

Dated: November 30, 2007

A signed original of this written statement required by Section 906 has been provided by Sit Money Market Fund, Inc. and will be retained by Sit Money Market Fund, Inc. and furnished to the SEC or its staff upon request.

CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT

Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, each of the undersigned officers of Sit U.S. Government Securities Fund, Inc., do hereby certify, to such officer's knowledge, that the report on Form N-CSR of Sit U.S Government Securities Fund, Inc. for the period ended September 30, 2007 fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934 and information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of Sit U.S. Government Securities Fund, Inc. for the periods presented in the report.

/s/ Eugene C. Sit	/s/ Paul E. Rasmussen
----------------------------	------------------------------
Eugene C. Sit	Paul E. Rasmussen
Chairman	VP, Treasurer
Sit U.S. Government Securities	Sit U.S. Government Securities
Fund, Inc.	Fund, Inc.

Dated: November 30, 2007

A signed original of this written statement required by Section 906 has been provided by Sit U.S. Government Securities Fund, Inc. and will be retained by Sit U.S. Government Securities Fund, Inc. and furnished to the SEC or its staff upon request.